UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund (Formerly Federal Trust Fund)
California Money Fund
FedFund
MuniCash
New York
Money Fund
TempCash
TempFund
T-Fund
Treasury Trust Fund
Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2021

Date of reporting period: 10/31/2021

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable
October 31, 2021
Not FDIC Insured - May Lose Value - No Bank Guarantee
2021 Annual Report
BlackRock Liquidity Funds
BlackRock Liquid Federal Trust Fund
FedFund
TempCash
TempFund
T-Fund
Treasury Trust Fund
MuniCash
California Money Fund
New York Money Fund

Dear Shareholder,
The 12-month reporting period as of October 31, 2021 was a remarkable period of adaptation and recovery, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. The United States began the reporting period as the initial reopening-led economic rebound was beginning to slow. Nonetheless, the economy continued to grow at a solid pace for the reporting period, eventually regaining the output lost from the pandemic. However, a rapid rebound in consumer spending pushed up against supply constraints and led to elevated inflation.
Equity prices rose with the broader economy, as the implementation of mass vaccination campaigns and passage of two additional fiscal stimulus packages further boosted stocks, and many equity indices neared or surpassed all-time highs late in the reporting period. In the United States, returns of small-capitalization stocks, which benefited the most from the resumption of in-person activities, outpaced large-capitalization stocks.
International equities also gained, as both developed and emerging markets continued to recover from the effects of the pandemic.
The 10-year U.S. Treasury yield (which is inversely related to bond prices) had fallen sharply prior to the beginning of the reporting period, which meant bonds were priced for extreme risk avoidance and economic disruption. Despite expectations of doom and gloom, the economy expanded rapidly, stoking inflation concerns in early 2021, which led to higher yields and a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to solid returns for high-yield corporate bonds, outpacing investment-grade corporate bonds.
The Fed remained committed to accommodative monetary policy by maintaining near-zero interest rates and by reiterating that inflation could exceed its 2% target for a sustained period without triggering a rate increase.
In response to rising inflation late in the period, the Fed changed its market guidance, raising the possibility of higher rates in 2022 and reducing bond purchasing beginning in late 2021.
Looking ahead, we believe that the global expansion will continue to broaden as Europe and other developed market economies gain momentum, although the Delta variant of the coronavirus remains a threat, particularly in emerging markets. While we expect inflation to remain elevated in the medium-term as the expansion continues, we believe the recent uptick owes more to temporary supply disruptions than a lasting change in fundamentals. The change in Fed policy also means that moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion.
Overall, we favor a moderately positive stance toward risk, with an overweight in equities. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long-term. U.S. small-capitalization stocks and European equities are likely to benefit from the continuing vaccine-led restart, while Chinese equities stand to gain from a more accommodative monetary and fiscal environment as the Chinese economy slows. We are underweight long-term credit, but inflation-protected
U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.
In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of October 31, 2021
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
10.91% 42.91%
U.S. small cap equities
(Russell 2000
®
Index)
1.85 50.80
International equities
(MSCI Europe, Australasia,
Far East Index)
4.14 34.18
Emerging market equities
(MSCI Emerging Markets
Index)
(4.87) 16.96
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
0.01 0.06
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.59 (4.77)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
1.06 (0.48)
Tax-exempt municipal bonds
(S&P Municipal Bond Index)
0.33 2.76
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
2.36 10.53
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Money Market Overview
For the 12-Month Period Ended October 31, 2021
2021
BlackRock Annual Report to Shareholders

As 2020 ended with a resolution to the highly contentious presidential election, 2021 began with the transition to the Biden-Harris administration, passage of the $1.9 trillion
American Rescue Plan Act of 2021, and an acceleration of COVID-19 vaccination programs. COVID-19 cases, hospitalizations and deaths trended downward over the first half of 2021 as the United States began to reopen and vaccine efforts held steady. However, the COVID-19 Delta variant dominated headlines for much of the second half of
2021 in the United States as cases climbed and threatened the global economic recovery. Despite the ups and downs of the pandemic, U.S. macroeconomic data continued
to improve throughout the period as evidenced by the unemployment rate dropping from 6.7% to 4.8% as of October 31, 2021.
During the 12-month period ended October 31, 2021, the Federal Open Market Committee (the “FOMC” or, the “Committee”) left the range for the Federal Funds target rate unchanged at 0.00%--0.25%, which has been the range since the emergency cuts at the start of the pandemic. At its June 2021 meeting, the Fed made upward “technical”
adjustments of 0.05% to the interest rate paid on required and excess reserves and the offering rate on overnight reverse repurchase agreement operations, bringing these
“administered rates” to 0.15% and 0.05%, respectively. Fed Chair Jerome Powell noted in the press conference following the meeting that these adjustments were made “in order to keep the Federal Funds rate well within the target range and to support smooth functioning in money markets.” Daily reverse repurchase agreement volume surged following the adjustment to the program’s offering rate, reaching $992 billion as of June 30, 2021.
According to the minutes from the September 21, 2021 FOMC meeting released on October 18, 2021, “all participants” agreed it would be appropriate to communicate that if progress toward the Committee’s maximum-employment and inflation goals “continued broadly as expected, a moderation in the pace of assets purchased may soon be warranted.” It was noted that if a decision to begin tapering asset purchases was made at the November 2021 meeting, “tapering could commence” as soon as mid-
November. Participants also “generally assessed that a gradual tapering process that concluded around the middle of next year would likely be appropriate.
Participants also “reaffirmed” that “a policy shift toward a moderation of asset purchases provided no direct signal about its interest rate policy.” That said, as of late October
2021, futures contracts for Federal Funds were priced for approximately two 0.25% rate hikes during 2022, with a high probability of “liftoff” occurring as soon as September
2022.
The federal debt ceiling situation remained front and center during the period. The U.S. Treasury continues to employ accounting “maneuvers” known as “extraordinary measures” to fund the U.S. government following the expiration of the suspension of the debt ceiling at the end of July. On October 14, 2021, President Joe Biden signed a bill to raise the U.S. debt limit through early December. While this legislation provides breathing room for Congress to agree to a more lasting resolution of the debt ceiling, the current stalemate is distinguished from other episodes by an elevated level of partisanship relating in part to contention over costs associated with two large infrastructure bills, razor thin margins in the House and Senate and the looming midterm election.
With the debt ceiling yet to be resolved, net Treasury bill (“T-bill”) issuance fell an additional $561 billion throughout the third quarter of 2021, on top of a decline of over $680 billion through the first half of 2021. This reduction in issuance exacerbated the painful supply-demand imbalance in the front-end of the market.
The Fed’s reverse repurchase agreement facility has consistently seen daily utilization above $1 trillion since August 11, 2021. Given the acute disparity between supply and demand in the front-end of the market, average daily utilization was higher in October 2021 at $1.43 trillion.
The secured overnight financing rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— held steady at 0.05% at the end of October 2021. SOFR has been unchanged at 0.05% since the Fed’s technical adjustments in June 2021. Before that SOFR had been pegged at 0.01% since March
2021.
The three-month London Interbank Offered Rate (“LIBOR”) averaged 0.17% throughout the 12-month period. In our view, the lower rates were partly due to the supply-
demand imbalance in the front-end of the curve. The three-month LIBOR-overnight indexed swap spread – a gauge of stress in the financial system – started the period at
0.14% and grinded lower to end the period at 0.05% as of October 29, 2021.
Industry-wide money market mutual funds (“MMFs”) experienced inflows of nearly $210 billion during the 12-month period. Of this, assets of prime and municipal MMFs fell
$139 billion and $25 billion, respectively, while government MMFs experienced $374 billion of inflows. For the first time, government MMF assets exceeded the $4 trillion mark in May 2021.
Turning to short-term municipal bonds, strong inflows into municipal bond funds and separately managed accounts led an increased demand from non-traditional investors for variable rate demand note (“VRDN”) securities that kept VRDN inventory on dealer balance sheets very manageable. As a result of the low overall interest rate policy, the
Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average yield on weekly VRDNs, remained in a tight two-basis-point to 12-basis-
point range (0.02% to 0.12% range) throughout the annual period. Although tax payments were pushed back to May 2021, the SIFMA Index remained muted, moving to a high of seven basis points before migrating lower to two basis points for twelve weeks and ultimately ending the period at five basis points.
With low supply remaining a dominant theme in short-term municipal market, new VRDN issuance remained light throughout the period as issuers instead opted to bond out debt and take advantage of low longer-term bond yields. Also, note supply in the short-term municipal space remained subdued, down 41% year-over-year, as municipal state and local governments continued to benefit from fiscal stimulus monies as well as broad-based improvements in tax revenue streams.
Yields on commercial paper, municipal notes and municipal bonds remained low for the majority of the period, however migrated slightly higher to end the period. The one-
year Municipal Market Data yield, which represents one-year municipal bonds and the one-year MIG1 yield, which represents municipal notes, ended the period at 0.15%
and 0.16%, respectively. With SIFMA at 5 basis points and one-year municipal notes pricing at 16 basis points, the spread between the seven-day SIFMA Index and one-year
MIG1 note scale ended the third quarter at 11 basis points, representing a fairly flat, but positively sloped municipal money market yield curve.

Money Market Overview
For the 12-Month Period Ended October 31, 2021 (continued)

Money Market Overview
Looking ahead, the Fed continues to monitor economic conditions in order to determine an appropriate time to taper its asset purchases in the market while emphasizing the clear separation in their decision to taper from their decision to begin hiking rates. Amongst the Fed's accommodative stance, BlackRock’s strategy remains neutral.
High liquidity levels continue to be maintained through our overweight to VRDNs and other weekly par put securities. Finally, we maintain a steady allocation to municipal commercial paper by laddering maturities across the 30- to 120-day range in order to benefit from the relative yield attractiveness versus VRDNs. Municipal money market fund managers continue to monitor inflation readings along with other economic data releases that may prompt the Fed to alter their ultra-accommodative stance, which could have an impact on future market prices and yield expectations.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

Fund Information
as of October 31, 2021
2021
BlackRock Annual Report to Shareholders

BlackRock Liquid Federal Trust Fund
BlackRock Liquid Federal Trust Fund’s (formerly known as "Federal Trust Fund") (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
FedFund
FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
TempCash
TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.00% 0.02%
Administration ............................ 0.00 0.02
Cash Management ......................... 0.00 0.02
Cash Reserve ............................ 0.00 0.04
Dollar .................................. 0.00 0.02
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Government Sponsored Agency Obligations .............. 58%
U.S. Treasury Obligations .............................. 44
Liabilities in Excess of Other Assets ....................... (2)
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.03% 0.03%
Administration ............................ 0.03 0.03
Capital ................................. 0.03 0.03
Cash Management ......................... 0.03 0.03
Cash Reserve ............................ 0.03 0.03
Dollar .................................. 0.03 0.03
Mischler Financial Group Shares ............... 0.03 0.03
Premier ................................ 0.03 0.03
Private Client ............................ 0.03 0.03
Select ................................. 0.03 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 61%
U.S. Treasury Obligations .............................. 25
U.S. Government Sponsored Agency Obligations .............. 13
Other Assets Less Liabilities ............................ 1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.04% 0.04%
Dollar .................................. 0.03 0.03
Premier ................................ 0.03 0.03
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 30%
Time Deposits ...................................... 22
Certificates of Deposit ................................. 19
Repurchase Agreements ............................... 16
Municipal Bonds .................................... 5
Corporate Bonds .................................... 1
U.S. Treasury Obligations .............................. 1
Closed-End Investment Companies ....................... 1
U.S. Government Sponsored Agency Obligations .............. —
(a)
Other Assets Less Liabilities ............................ 5
(a)
Represents less than 1% of the Fund's net assets.

Fund Information
as of October 31, 2021 (continued)

Fund Information
TempFund
TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.
T-Fund
T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
Treasury Trust Fund
Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.04% 0.04%
Administration ............................ 0.04 0.04
Capital ................................. 0.04 0.04
Cash Management ......................... 0.04 0.04
Cash Reserve ............................ 0.04 0.04
Dollar .................................. 0.04 0.04
Private Client ............................ 0.04 0.04
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 32%
Certificates of Deposit ................................. 23
Time Deposits ...................................... 20
Repurchase Agreements ............................... 18
Municipal Bonds .................................... 5
Corporate Bonds .................................... 1
U.S. Treasury Obligations .............................. 1
Closed-End Investment Companies ....................... —
(a)
U.S. Government Sponsored Agency Obligations .............. —
(a)
Liabilities in Excess of Other Assets ....................... —
(a)
(a)
Represents less than 1% of the Fund's net assets.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.00% 0.01%
Administration ............................ 0.00 0.01
Capital ................................. 0.00 0.01
Cash Management ......................... 0.00 0.01
Cash Reserve ............................ 0.00 0.01
Dollar .................................. 0.00 0.01
Premier ................................ 0.00 0.01
Select ................................. 0.00 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Repurchase Agreements ............................... 64%
U.S. Treasury Obligations .............................. 33
Other Assets Less Liabilities ............................ 3
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.00% 0.01%
Administration ............................ 0.00 0.01
Capital ................................. 0.00 0.01
Cash Management ......................... 0.00 0.01
Cash Reserve ............................ 0.00 0.01
Dollar .................................. 0.00 0.01
Select ................................. 0.00 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
U.S. Treasury Obligations .............................. 97%
Other Assets Less Liabilities ............................ 3

Fund Information
as of October 31, 2021 (continued)
2021
BlackRock Annual Report to Shareholders

MuniCash
MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.
California Money Fund
California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
California State personal income tax, as is consistent with liquidity and stability of principal.
New York Money Fund
New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from
New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
Dollar .................................. 0.01 0.01
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 7 3%
Municipal Bonds .................................... 22
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ 1
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 66%
Municipal Bonds .................................... 14
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ 16
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 0.01% 0.01%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Variable Rate Demand Notes ............................ 8 8%
Municipal Bonds .................................... 8
Closed-End Investment Companies ....................... 4
Other Assets Less Liabilities ............................ —
(a)
(a)
Represents less than 1% of the Fund's net assets.

Disclosure of Expenses

Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested on May 1, 2021 and held through October 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Expense Examples
Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
BlackRock Liquid Federal Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
Administration ............................. 1,000.00 1,000.10 0.30 1,000.00 1,024.90 0.31 0.06
Cash Management .......................... 1,000.00 1,000.10 0.30 1,000.00 1,024.90 0.31 0.06
Cash Reserve ............................. 1,000.00 1,000.20 0.30 1,000.00 1,024.90 0.31 0.06
Dollar ................................... 1,000.00 1,000.10 0.30 1,000.00 1,024.90 0.31 0.06
FedFund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.25 $ 1,000.00 $ 1,024.95 $ 0.26 0.05%
Administration ............................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Capital .................................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Cash Management .......................... 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Cash Reserve ............................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Dollar ................................... 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Mischler Financial Group Shares ................ 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Premier ................................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Private Client ............................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
Select .................................. 1,000.00 1,000.10 0.25 1,000.00 1,024.95 0.26 0.05
TempCash
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.76 $ 1,000.00 $ 1,024.45 $ 0.77 0.15%
Dollar ................................... 1,000.00 1,000.00 0.81 1,000.00 1,024.40 0.82 0.16
Premier ................................. 1,000.00 1,000.10 0.76 1,000.00 1,024.45 0.77 0.15
TempFund
Institutional ............................... $ 1,000.00 $ 1,000.10 $ 0.71 $ 1,000.00 $ 1,024.50 $ 0.71 0.14%
Administration ............................. 1,000.00 1,000.10 0.71 1,000.00 1,024.50 0.71 0.14
Capital .................................. 1,000.00 1,000.10 0.71 1,000.00 1,024.50 0.71 0.14
Cash Management .......................... 1,000.00 1,000.20 0.71 1,000.00 1,024.50 0.71 0.14
Cash Reserve ............................. 1,000.00 1,000.20 0.71 1,000.00 1,024.50 0.71 0.14
Dollar ................................... 1,000.00 1,000.20 0.71 1,000.00 1,024.50 0.71 0.14
Private Client ............................. 1,000.00 1,000.10 0.71 1,000.00 1,024.50 0.71 0.14
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-
month period shown).

Disclosure of Expenses
(continued)
2021
BlackRock Annual Report to Shareholders

Actual Hypothetical
(a)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses Paid
During the
Period
(b)
Beginning
Account Value
(05/01/21)
Ending
Account Value
(10/31/21)
Expenses Paid
During the
Period
(b)
Annualized
Expense Ratio
T-Fund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
Administration ............................. 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Capital .................................. 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Cash Management .......................... 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Cash Reserve ............................. 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Dollar ................................... 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Premier ................................. 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Select .................................. 1,000.00 1,000.00 0.30 1,000.00 1,024.90 0.31 0.06
Treasury Trust Fund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.20 $ 1,000.00 $ 1,025.00 $ 0.20 0.04%
Administration ............................. 1,000.00 1,000.00 0.20 1,000.00 1,025.00 0.20 0.04
Capital .................................. 1,000.00 1,000.00 0.25 1,000.00 1,024.95 0.26 0.05
Cash Management .......................... 1,000.00 1,000.00 0.20 1,000.00 1,025.00 0.20 0.04
Cash Reserve ............................. 1,000.00 1,000.00 0.20 1,000.00 1,025.00 0.20 0.04
Dollar ................................... 1,000.00 1,000.00 0.20 1,000.00 1,025.00 0.20 0.04
Select .................................. 1,000.00 1,000.00 0.20 1,000.00 1,025.00 0.20 0.04
MuniCash
Institutional ............................... $ 1,000.00 $ 999.90 $ 0.30 $ 1,000.00 $ 1,024.90 $ 0.31 0.06%
Dollar ................................... 1,000.00 1,000.00 0.25 1,000.00 1,024.95 0.26 0.05
California Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.15 $ 1,000.00 $ 1,025.05 $ 0.15 0.03%
New York Money Fund
Institutional ............................... $ 1,000.00 $ 1,000.00 $ 0.20 $ 1,000.00 $ 1,025.00 $ 0.20 0.04%
(a)
Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period shown).
Expense Examples
(continued)

BlackRock Liquid Federal Trust Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 57.3%
Federal Farm Credit Bank, 0.07%, 08/10/22 . USD 16,945 $ 16,943,879
Federal Farm Credit Bank Discount Notes
(a)
0.02% ,  11/04/21 ................. 25,000 24,999,917
0.03% ,  11/09/21 ................. 37,515 37,514,500
0.03% ,  11/15/21 ................. 32,245 32,244,498
0.04% ,  11/24/21 ................. 31,630 31,629,192
0.04% ,  12/01/21 ................. 55,000 54,998,625
0.04% ,  12/06/21 ................. 51,065 51,062,284
0.04% ,  12/07/21 ................. 8,000 7,999,600
0.04% ,  12/28/21 ................. 4,980 4,979,369
0.05% ,  01/06/22 ................. 50,455 50,451,300
0.05% ,  01/10/22 ................. 35,000 34,997,278
0.05% ,  01/13/22 ................. 16,000 15,998,702
0.05% ,  01/19/22 ................. 13,285 13,282,668
0.05% ,  01/24/22 ................. 31,720 31,717,039
0.05% ,  01/28/22 ................. 11,625 11,622,727
0.06% ,  02/03/22 ................. 40,000 39,994,778
0.06% ,  02/07/22 ................. 8,000 7,998,911
0.06% ,  02/10/22 ................. 5,000 4,999,299
0.06% ,  02/11/22 ................. 15,370 15,368,258
0.06% ,  02/15/22 ................. 9,000 8,998,675
0.06% ,  03/03/22 ................. 20,000 19,996,611
0.07% ,  04/19/22 ................. 31,200 31,192,677
0.09% ,  06/21/22 ................. 19,135 19,127,601
0.09% ,  06/23/22 ................. 19,030 19,022,578
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.19%), 0.24% ,  11/18/21 ..... 6,715 6,715,000
(SOFR + 0.18%), 0.23% ,  01/14/22 ..... 16,200 16,200,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.34% ,  02/08/22 .... 38,000 38,000,000
(SOFR + 0.40%), 0.45% ,  04/01/22 ..... 40,000 40,000,000
(SOFR + 0.20%), 0.25% ,  06/23/22 ..... 25,000 25,000,000
(SOFR + 0.04%), 0.09% ,  07/11/22 ..... 21,750 21,753,048
(US Federal Funds Effective Rate
(continuous series) + 0.18%),
0.26% ,  07/20/22 ............... 55,990 55,986,034
(SOFR + 0.10%), 0.15% ,  09/02/22 ..... 8,160 8,160,000
(SOFR + 0.05%), 0.10% ,  09/08/22 ..... 24,035 24,038,106
(SOFR + 0.06%), 0.11% ,  10/21/22 ..... 41,035 41,035,000
(SOFR + 0.08%), 0.12% ,  11/03/22 ..... 33,455 33,455,000
(SOFR + 0.03%), 0.07% ,  01/12/23 ..... 34,915 34,912,886
(SOFR + 0.06%), 0.11% ,  01/13/23 ..... 11,855 11,855,000
(SOFR + 0.06%), 0.11% ,  01/20/23 ..... 11,260 11,260,000
(SOFR + 0.05%), 0.10% ,  02/17/23 ..... 19,120 19,120,000
Federal Home Loan Bank
0.05% ,  11/12/21 ................. 50,000 49,999,981
0.05% ,  11/30/21 ................. 36,315 36,314,898
0.05% ,  12/23/21 ................. 9,260 9,259,955
0.04% ,  01/12/22 ................. 40,455 40,454,120
0.04% - 0.05% 01/28/22 ............ 55,105 55,103,712
0.06% ,  03/29/22 ................. 10,270 10,269,550
Federal Home Loan Bank Discount Notes
(a)
0.02% ,  11/03/21 ................. 4,735 4,734,989
0.03% ,  11/17/21 ................. 153,000 152,997,960
0.04% ,  11/19/21 ................. 41,000 40,999,488
0.04% ,  11/24/21 ................. 100,000 99,997,508
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
0.04% ,  11/26/21 ................. USD 165,000 $ 164,995,552
0.04% ,  12/01/21 ................. 363,000 362,987,492
0.04% ,  12/03/21 ................. 93,130 93,126,523
0.04% ,  12/08/21 ................. 114,380 114,374,945
0.04% ,  12/10/21 ................. 10,000 9,999,621
0.04% ,  12/15/21 ................. 137,280 137,273,113
0.04% ,  12/17/21 ................. 63,725 63,722,150
0.05% ,  01/04/22 ................. 62,440 62,435,560
0.05% ,  01/14/22 ................. 76,995 76,989,840
0.06% ,  02/02/22 ................. 26,040 26,036,637
0.06% ,  02/08/22 ................. 11,965 11,963,388
0.06% ,  02/16/22 ................. 64,540 64,530,600
0.06% ,  03/18/22 ................. 33,000 32,994,474
0.07% ,  04/01/22 ................. 11,010 11,007,968
0.07% ,  04/22/22 ................. 76,855 76,834,437
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR + 0.12%), 0.17% ,  02/28/22 ..... 19,470 19,470,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ..... 2,595 2,595,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ..... 7,365 7,365,000
(SOFR + 0.06%), 0.11% ,  12/16/22 ..... 53,590 53,590,000
(SOFR + 0.06%), 0.11% ,  02/03/23 ..... 10,000 10,000,635
Total U.S. Government Sponsored Agency Obligations — 57.3%
(Cost: $2,877,056,136) ........................... 2,877,056,136
U.S. Treasury Obligations — 44.3%
U.S. Treasury Bills
(a)
0.03%, 11/12/21 ................. 100,000 99,999,419
0.04%, 11/16/21 ................. 193,460 193,457,287
0.05%, 11/18/21 ................. 109,000 108,997,426
0.05%, 11/23/21 ................. 272,235 272,229,484
0.05%, 11/26/21 ................. 40,000 39,998,569
0.05%, 11/30/21 ................. 525,319 525,297,684
0.06%, 12/02/21 ................. 132,000 131,995,953
0.07%, 12/16/21 ................. 172,960 172,946,665
0.08%, 12/28/21 ................. 105,275 105,266,666
0.08%, 12/30/21 ................. 93,380 93,374,644
0.07%, 01/06/22 ................. 100,000 99,992,667
0.05%, 01/11/22 ................. 147,905 147,891,873
0.06%, 01/27/22 ................. 100,000 99,986,708
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.17%, 04/30/22
(b)
... 85,000 85,000,000
2.13%, 05/15/22 ................. 7,025 7,102,079
1.75%, 06/15/22 ................. 825 833,573
0.13%, 06/30/22 ................. 3,120 3,121,114
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.11%, 10/31/22
(b)
... 35,000 34,998,233
Total U.S. Treasury Obligations — 44.3%
(Cost: $2,222,490,044) ........................... 2,222,490,044
Total Investments — 101.6%
(Cost: $5,099,546,180 ) ........................... 5,099,546,180
Liabilities in Excess of Other Assets — (1.6)% ............ (78,306,343)
Net Assets — 100.0% .............................. $ 5,021,239,837
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2021
BlackRock Annual Report to Shareholders
BlackRock Liquid Federal Trust Fund

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 5,099,546,180 $ — $ 5,099,546,180

FedFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 13.2%
Federal Farm Credit Bank
0.09% ,  12/29/21 ................. USD 45,470 $ 45,469,194
0.10% ,  01/13/22 ................. 196,910 196,907,457
0.07% ,  08/19/22 ................. 160,800 160,792,263
Federal Farm Credit Bank Discount Notes
(a)
0.08% ,  05/27/22 ................. 57,300 57,280,231
0.09% ,  06/21/22 ................. 36,000 35,986,080
0.13% ,  09/19/22 ................. 12,000 11,989,267
Federal Farm Credit Bank Variable Rate
Notes
(b)
(SOFR + 0.04%), 0.09% ,  11/03/21 ..... 400,000 399,999,933
(LIBOR USD 1 Month + 0.13%),
0.21% ,  11/05/21 ............... 100,000 100,000,000
(LIBOR USD 1 Month + 0.11%),
0.19% ,  11/12/21 ............... 127,735 127,735,000
(SOFR + 0.19%), 0.24% ,  11/18/21 ..... 222,545 222,545,000
(LIBOR USD 1 Month + 0.11%),
0.20% ,  12/10/21 ............... 150,000 150,000,000
(LIBOR USD 1 Month + 0.01%),
0.09% ,  12/28/21 ............... 266,000 265,996,621
(SOFR + 0.18%), 0.23% ,  01/14/22 ..... 60,000 60,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.28%), 0.34% ,  02/08/22 .... 123,000 123,000,000
(SOFR + 0.13%), 0.18% ,  02/11/22 ..... 89,000 89,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.21%), 0.26% ,  03/17/22 .... 150,000 149,998,874
(SOFR + 0.40%), 0.45% ,  04/01/22 ..... 660,000 660,000,000
(US Treasury 3 Month Bill Money Market
Yield + 0.12%), 0.18% ,  05/02/22 .... 232,975 232,967,951
(SOFR + 0.05%), 0.10% ,  05/05/22 ..... 440,000 439,989,791
(SOFR + 0.09%), 0.14% ,  06/17/22 ..... 324,500 324,505,135
(SOFR + 0.10%), 0.15% ,  09/02/22 ..... 279,885 279,885,000
(SOFR + 0.09%), 0.14% ,  09/23/22 ..... 315,000 315,000,000
(SOFR + 0.07%), 0.11% ,  11/18/22 ..... 150,000 150,000,000
(SOFR + 0.06%), 0.11% ,  12/01/22 ..... 138,000 138,000,000
(SOFR + 0.06%), 0.11% ,  02/09/23 ..... 40,000 40,000,000
(SOFR + 0.04%), 0.09% ,  03/10/23 ..... 189,000 189,000,000
Federal Home Loan Bank
0.05% ,  11/12/21 ................. 50,000 49,999,981
0.09% ,  12/09/21 ................. 35,045 35,044,591
0.05% ,  12/23/21 ................. 439,715 439,712,864
0.05% ,  01/25/22 ................. 247,145 247,143,508
0.05% ,  01/28/22 ................. 95,120 95,119,802
0.05% ,  02/07/22 ................. 437,255 437,253,721
Federal Home Loan Bank Discount Notes
(a)
0.02% ,  11/05/21 ................. 531,420 531,417,048
0.03% ,  11/10/21 ................. 107,500 107,499,086
0.03% ,  11/17/21 ................. 94,850 94,848,735
0.04% ,  11/19/21 ................. 106,000 105,998,675
0.04% ,  11/26/21 ................. 235,000 234,993,960
0.04% ,  12/01/21 ................. 583,950 583,930,535
0.04% ,  12/08/21 ................. 200,000 199,991,162
0.04% ,  12/22/21 ................. 235,310 235,293,666
0.05% ,  01/05/22 ................. 250,000 249,980,590
0.05% ,  01/14/22 ................. 518,245 518,197,062
0.06% ,  02/08/22 ................. 430,740 430,681,970
0.06% ,  02/15/22 ................. 245,000 244,967,538
0.06% ,  02/25/22 ................. 80,000 79,987,885
0.06% ,  03/02/22 ................. 189,725 189,696,304
0.06% ,  03/11/22 ................. 139,895 139,872,267
0.07% ,  04/01/22 ................. 616,495 616,381,222
0.07% ,  04/29/22 ................. 83,000 82,979,365
Federal Home Loan Bank Variable Rate
Notes
(b)
(SOFR + 0.02%), 0.07% ,  12/10/21 ..... 240,000 240,000,000
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Obligations (continued)
(SOFR + 0.02%), 0.07% ,  01/12/22 ..... USD 352,000 $ 352,000,000
(SOFR + 0.12%), 0.17% ,  02/28/22 ..... 487,000 487,000,000
(SOFR + 0.01%), 0.06% ,  03/25/22 ..... 200,000 200,000,000
(SOFR + 0.01%), 0.06% ,  03/28/22 ..... 132,055 132,055,000
(SOFR + 0.01%), 0.06% ,  03/30/22 ..... 223,095 223,095,000
(SOFR + 0.01%), 0.06% ,  04/11/22 ..... 500,000 500,000,000
(SOFR + 0.02%), 0.07% ,  04/12/22 ..... 235,380 235,380,000
(SOFR + 0.07%), 0.11% ,  04/28/22 ..... 255,915 255,915,000
(SOFR + 0.20%), 0.25% ,  05/13/22 ..... 150,000 150,000,000
(SOFR + 0.19%), 0.24% ,  05/26/22 ..... 75,000 75,000,000
(SOFR + 0.09%), 0.14% ,  09/08/22 ..... 91,000 91,000,000
(SOFR + 0.01%), 0.06% ,  10/07/22 ..... 250,000 250,000,000
(SOFR + 0.07%), 0.11% ,  11/09/22 ..... 99,000 99,000,000
(SOFR + 0.07%), 0.11% ,  11/10/22 ..... 536,480 536,480,000
(SOFR + 0.06%), 0.11% ,  11/23/22 ..... 250,000 250,000,000
(SOFR + 0.06%), 0.11% ,  02/03/23 ..... 259,200 259,200,000
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
(SOFR + 0.18%), 0.23% ,  12/13/21 ..... 884,415 884,415,000
(SOFR + 0.31%), 0.36% ,  01/03/22 ..... 300,000 300,000,000
(SOFR + 0.20%), 0.25% ,  03/11/22 ..... 477,670 477,670,000
(SOFR + 0.19%), 0.24% ,  06/02/22 ..... 297,000 297,000,000
(SOFR + 0.10%), 0.15% ,  07/29/22 ..... 375,000 375,000,000
(SOFR + 0.07%), 0.11% ,  11/10/22 ..... 191,555 191,555,000
(SOFR + 0.06%), 0.11% ,  11/17/22 ..... 350,000 350,000,000
Federal National Mortgage Association Variable
Rate Notes
(b)
(SOFR + 0.20%), 0.25% ,  12/16/21 ..... 232,000 232,000,000
(SOFR + 0.36%), 0.41% ,  01/20/22 ..... 448,400 448,400,000
(SOFR + 0.30%), 0.35% ,  01/27/22 ..... 475,000 475,000,000
(SOFR + 0.35%), 0.40% ,  04/07/22 ..... 830,620 830,620,000
(SOFR + 0.39%), 0.44% ,  04/15/22 ..... 925,995 925,995,000
(SOFR + 0.32%), 0.37% ,  04/28/22 ..... 338,350 338,860,430
(SOFR + 0.18%), 0.23% ,  05/13/22 ..... 600,000 600,000,000
(SOFR + 0.19%), 0.24% ,  05/27/22 ..... 75,000 75,000,000
(SOFR + 0.12%), 0.17% ,  07/29/22 ..... 19,110 19,110,000
Total U.S. Government Sponsored Agency Obligations — 13.2%
(Cost: $22,073,789,764) ........................... 22,073,789,764
U.S. Treasury Obligations — 25.0%
U.S. Treasury Bills
(a)
0.05%, 11/18/21 ................. 636,645 636,628,465
0.05%, 11/26/21 ................. 2,568,320 2,568,222,093
0.05%, 11/30/21 ................. 6,721,063 6,720,770,802
0.07%, 12/16/21 ................. 5,788,335 5,787,966,946
0.08%, 12/28/21 ................. 21,795 21,793,275
0.08%, 12/30/21 ................. 595,824 595,769,992
0.07%, 01/18/22 ................. 652,960 652,896,336
0.06%, 01/20/22 ................. 161,965 161,947,004
0.06%, 01/27/22 ................. 1,592,484 1,592,291,673
0.06%, 02/01/22 ................. 466,575 466,515,382
0.06%, 02/03/22 ................. 452,615 452,549,998
0.05%, 02/08/22 ................. 146,410 146,387,855
0.05%, 02/10/22 ................. 2,547,000 2,546,642,713
0.06%, 02/22/22 ................. 1,917,790 1,917,458,915
0.06%, 02/24/22 ................. 185,730 185,700,335
0.06%, 03/03/22 ................. 616,380 616,275,558
0.06%, 03/17/22 ................. 387,705 387,631,767
0.06%, 03/24/22 ................. 853,495 853,342,438
0.06%, 04/14/22 ................. 1,190,840 1,190,541,824
0.07%, 04/28/22 ................. 714,656 714,447,694
0.12%, 09/08/22 ................. 875,630 875,062,667
U.S. Treasury Notes
1.50%, 11/30/21 ................. 127,650 127,788,594

2021
BlackRock Annual Report to Shareholders
FedFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.75%, 11/30/21 ................. USD 1,215 $ 1,216,560
2.50%, 02/15/22 ................. 237,365 239,022,062
1.75%, 02/28/22 ................. 37,275 37,476,466
0.38%, 03/31/22 ................. 37,275 37,318,138
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.17%, 04/30/22
(b)
... 158,900 158,912,677
1.75%, 05/15/22 ................. 212,710 214,618,064
2.13%, 05/15/22 ................. 337,370 341,071,671
1.75%, 06/15/22 ................. 38,290 38,687,870
0.13%, 06/30/22 ................. 149,940 149,993,540
1.50%, 08/15/22 ................. 290,000 293,234,994
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.10%, 01/31/23
(b)
... USD 5,935,750 $ 5,936,423,424
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.09%, 04/30/23
(b)
... 1,639,195 1,639,294,178
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.08%, 07/31/23
(b)
... 3,643,715 3,643,863,490
Total U.S. Treasury Obligations — 25.0%
(Cost: $41,949,765,460) ........................... 41,949,765,460
Total Repurchase Agreements — 61.1%
(Cost: $102,419,269,264) .......................... 102,419,269,264
Total Investments — 99.3%
(Cost: $166,442,824,488 ) .......................... 166,442,824,488
Other Assets Less Liabilities — 0.7% ................... 1,115,059,804
Net Assets — 100.0% .............................. $ 167,557,884,292
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
Bank of America
Securities, Inc. ..... 0.05%
(a)
10/29/21 11/01/21 $ 600,000 $ 600,000 $ 600,002,500
U.S. Treasury
Obligations, 0.00% to
6.63%, due 11/15/21 to
08/15/51 ......... $ 626,474,040 $ 612,000,038
0.05 10/29/21 11/01/21 90,000 90,000 90,000,375
U.S. Treasury
Obligations, 2.25% to
2.38%, due 12/31/24 to
04/30/26 ......... 86,612,300 91,800,098
0.05 10/29/21 11/01/21 155,000 155,000 155,000,646
U.S. Treasury
Obligation, 1.50%, due
01/31/22 ......... 156,951,400 158,100,045
$ – $ –
$ 845,000 $ 861,900,181
$ – $ –
Bank of Montreal ...... 0.05 10/29/21 11/01/21 625,000 625,000 625,002,604
U.S. Government
Sponsored Agency
Obligations, 1.43% to
6.50%, due 06/01/25 to
08/15/61 ......... 779,131,480 639,401,328
0.05 10/29/21 11/01/21 5,000 5,000 5,000,021
U.S. Treasury
Obligations, 0.00% to
2.38%, due 06/30/23 to
05/15/51 ......... 4,911,487 5,100,000
0.18
(b)
10/08/21 11/05/21 75,000 75,000 75,010,500
U.S. Government
Sponsored Agency
Obligations, 0.89% to
6.21%, due 01/20/42 to
02/20/70 ......... 1,093,639,287 78,784,452
$ – $ –
$ 705,000 $ 723,285,780
$ – $ –
Bank of Nova Scotia (The) 0.05 10/29/21 11/01/21 36,465 36,465 36,465,152
U.S. Treasury
Obligations, 0.00% to
2.38%, due 11/18/21 to
02/15/50 ......... 33,882,200 37,194,553

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
0.05% 10/29/21 11/01/21 $ 121,000 $ 121,000 $ 121,000,504
U.S. Treasury
Obligations, 0.13% to
2.38%, due 07/15/22 to
02/15/50 ......... $ 115,572,200 $ 123,420,608
$ – $ –
$ 157,465 $ 160,615,161
$ – $ –
Barclays Bank plc ..... 0.05 10/29/21 11/01/21 100,000 100,000 100,000,417
U.S. Government
Sponsored Agency
Obligations, 2.50% to
3.00%, due 04/20/51 to
10/20/51 ......... 103,302,658 102,000,000
0.05 10/29/21 11/01/21 50,000 50,000 50,000,208
U.S. Treasury
Obligation, 4.25%, due
11/15/40 ......... 36,671,900 51,000,003
0.05 10/29/21 11/01/21 87,000 87,000 87,000,362
U.S. Treasury
Obligations, 0.25% to
4.38%, due 05/15/24 to
05/15/40 ......... 79,595,275 88,740,024
0.15
(b)
10/29/21 11/05/21 200,000 200,000 200,005,833
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
11/01/51 ......... 200,240,202 206,000,000
$ – $ –
$ 437,000 $ 447,740,027
$ – $ –
Barclays Capital, Inc. ... 0.05 10/29/21 11/01/21 5,000 5,000 5,000,021
U.S. Treasury
Obligation, 0.13%, due
04/15/22 ......... 4,449,100 5,100,020
$ – $ –
BMO Capital Markets
Corp. ............ 0.05 10/29/21 11/01/21 30,000 30,000 30,000,125
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.25%, due 03/01/35 to
09/20/71 ......... 32,362,406 30,618,519
$ – $ –
BNP Paribas SA ...... 0.05 10/29/21 11/01/21 2,177,000 2,177,000 2,177,009,071
U.S. Treasury
Obligations, 0.00% to
2.75%, due 02/15/28 to
08/15/49 ......... 2,541,646,673 2,220,540,000
0.05 10/29/21 11/01/21 222,000 222,000 222,000,925
U.S. Government
Sponsored Agency
Obligations, 0.15% to
8.01%, due 03/25/32 to
01/15/53 ......... 3,929,019,931 233,423,402
0.07
(b)
07/22/21 11/12/21 300,000 300,000 300,065,917
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/15/21 to
11/15/50 ......... 309,025,581 306,000,000
0.14
(b)
10/29/21 11/05/21 400,000 400,000 400,010,889
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.51%, due
10/01/26 to 03/25/61 7,750,030,677 419,831,030
0.24
(b)
10/29/21 12/03/21 300,000 300,000 300,069,268
U.S. Government
Sponsored Agency
Obligations, 0.00% to
17.20%, due 08/15/26
to 11/25/59 ....... 6,791,224,551 314,815,009
$ – $ –
$ 3,399,000 $ 3,494,609,441
$ – $ –
Citibank NA .......... 0.05 10/29/21 11/01/21 150,000 150,000 150,000,625
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/04/21 to
08/15/50 ......... 94,629,840 153,000,097
$ – $ –

2021
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
Citigroup Global Markets,
Inc. ............. 0.05%
(a)
10/29/21 11/01/21 $ 60,000 $ 60,000 $ 60,000,250
U.S. Treasury
Obligations, 0.75% to
5.50%, due 05/31/28 to
04/15/29 ......... $ 46,178,958 $ 61,200,008
0.05 10/29/21 11/01/21 552,000 552,000 552,002,300
U.S. Treasury
Obligations, 0.13% to
7.63%, due 11/15/24 to
04/15/25 ......... 480,778,300 563,040,054
0.06 10/29/21 11/01/21 126,000 126,000 126,000,630
U.S. Treasury
Obligation, 0.13%, due
10/15/25 ......... 112,194,800 128,520,029
0.07 10/29/21 11/05/21 500,000 500,000 500,006,319
U.S. Treasury
Obligations, 0.13% to
2.88%, due 11/30/21 to
05/15/28 ......... 498,991,500 510,000,014
0.15
(b)
10/29/21 11/01/21 500,000 500,000 500,006,250
U.S. Government
Sponsored Agency
Obligations, 0.00% to
16.07%, due 04/01/27
to 03/20/65 ....... 8,346,131,439 527,881,008
$ – $ –
$ 1,738,000 $ 1,790,641,113
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.05
(a)
10/29/21 11/01/21 1,455,000 1,455,000 1,455,006,062
U.S. Treasury
Obligations, 0.13% to
3.00%, due 11/15/21 to
02/15/50 ......... 1,250,675,982 1,484,100,053
0.05 10/29/21 11/01/21 1,300,000 1,300,000 1,300,005,417
U.S. Government
Sponsored Agency
Obligations, 2.00% to
4.50%, due 06/20/44 to
10/20/51 ......... 2,477,877,426 1,326,000,000
0.05 10/29/21 11/01/21 500,000 500,000 500,002,083
U.S. Treasury
Obligations, 0.13%, due
01/15/23 to 07/15/31 433,103,800 510,000,062
$ – $ –
$ 3,255,000 $ 3,320,100,115
$ – $ –
Credit Suisse AG ...... 0.05 10/29/21 11/01/21 150,000 150,000 150,000,625
U.S. Treasury
Obligations, 0.00% to
6.00%, due 11/02/21 to
05/15/38 ......... 140,170,000 153,000,015
0.15
(b)
10/29/21 12/03/21 900,000 900,000 900,131,250
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.50%, due 10/25/31 to
11/25/59 ......... 6,462,002,494 944,074,719
$ – $ –
$ 1,050,000 $ 1,097,074,734
$ – $ –
Deutsche Bank AG ..... 0.05 10/29/21 11/01/21 300,000 300,000 300,001,250
U.S. Treasury
Obligations, 0.13% to
2.63%, due 04/15/22 to
02/15/50 ......... 302,020,800 306,000,085
$ – $ –
Deutsche Bank Securities,
Inc. ............. 0.05 10/29/21 11/01/21 600,000 600,000 600,002,500
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
5.25%, due 02/10/22 to
11/01/51
(c )
........ 475,439,534 606,846,314
$ – $ –
Federal Reserve Bank of
New York ......... 0.05 10/29/21 11/01/21 64,000,000 64,000,000 64,000,266,667
U.S. Treasury
Obligations, 1.13% to
3.00%, due 02/28/25 to
05/15/47 ......... 59,362,022,100 64,000,266,743
$ – $ –

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
Fixed Income Clearing
Corporation ....... 0.05% 10/29/21 11/01/21 $ 619,853 $ 619,853 $ 619,855,524
U.S. Treasury
Obligation, 4.38%, due
05/15/40 ......... $ 450,000,000 $ 632,252,583
0.05 10/29/21 11/01/21 118,554 118,554 118,554,416
U.S. Treasury
Obligation, 1.13%, due
05/15/40 ......... 140,000,000 120,925,494
0.05 10/29/21 11/01/21 69,004 69,004 69,004,096
U.S. Treasury
Obligation, 2.25%, due
05/15/41 ......... 67,353,000 70,384,173
0.05 10/29/21 11/01/21 93,969 93,969 93,969,601
U.S. Treasury
Obligation, 4.50%, due
08/15/39 ......... 68,159,000 95,848,985
0.05 10/29/21 11/01/21 1,175,000 1,175,000 1,175,004,896
U.S. Treasury
Obligations, 0.05%, due
11/01/21 ......... 1,026,912,600 1,198,500,070
0.05 10/29/21 11/01/21 1,075,980 1,075,980 1,075,984,875
U.S. Treasury
Obligation, 2.88%, due
08/15/28 ......... 1,000,000,000 1,097,504,483
0.05 10/29/21 11/01/21 19,623 19,623 19,623,244
U.S. Treasury
Obligation, 3.88%, due
08/15/40 ......... 15,250,000 20,015,707
0.05 10/29/21 11/01/21 110,957 110,957 110,956,976
U.S. Treasury
Obligation, 0.50%, due
05/31/27 ......... 118,045,000 113,176,106
0.05 10/29/21 11/01/21 2,798 2,798 2,797,622
U.S. Treasury
Obligation, 1.50%, due
02/15/30 ......... 2,850,000 2,853,574
0.05 10/29/21 11/01/21 161,645 161,645 161,645,344
U.S. Treasury
Obligation, 1.88%, due
02/15/41 ......... 168,672,700 164,878,238
0.05 10/29/21 11/01/21 13,713 13,713 13,713,292
U.S. Treasury
Obligation, 4.38%, due
11/15/39 ......... 10,000,000 13,987,557
0.05 10/29/21 11/01/21 6,121 6,121 6,121,349
U.S. Treasury
Obligation, 3.50%, due
02/15/39 ......... 5,000,000 6,243,776
0.05 10/29/21 11/01/21 198,911 198,911 198,912,005
U.S. Treasury
Obligation, 1.38%, due
11/15/40 ......... 225,120,000 202,890,229
0.05 10/29/21 11/01/21 8,873 8,873 8,872,586
U.S. Treasury
Obligation, 0.13%, due
07/15/31 ......... 8,000,000 9,050,037
0.06 10/29/21 11/01/21 2,000,000 2,000,000 2,000,009,167
U.S. Treasury
Obligations, 0.38% to
0.63%, due 04/15/24 to
08/31/27 ......... 2,063,894,400 2,040,000,084
$ – $ –
$ 5,675,001 $ 5,788,511,096
$ – $ –
Goldman Sachs & Co. LLC 0.05 10/29/21 11/01/21 286,000 286,000 286,001,192
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.50%, due 10/15/28 to
06/20/51 ......... 1,680,245,964 291,720,000
0.05 10/29/21 11/01/21 275,000 275,000 275,001,146
U.S. Treasury
Obligation, 2.38%, due
05/15/29 ......... 260,845,900 280,500,079
0.13
(b)
10/29/21 12/03/21 1,114,500 1,114,500 1,114,640,860
U.S. Government
Sponsored Agency
Obligations, 2.00% to
8.00%, due 05/01/24 to
11/01/59 ......... 2,020,443,708 1,147,935,000
$ – $ –
$ 1,675,500 $ 1,720,155,079
$ – $ –

2021
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
HSBC Securities USA, Inc. 0.05% 10/29/21 11/01/21 $ 75,000 $ 75,000 $ 75,000,313
U.S. Treasury
Obligations, 0.00% to
2.25%, due 09/30/22 to
05/15/50 ......... $ 85,356,742 $ 76,500,007
0.05
(d )
10/29/21 11/01/21 110,000 110,000 110,000,458
U.S. Treasury
Obligations, 0.00% to
4.75%, due 08/15/23 to
02/15/50 ......... 102,587,000 112,200,059
0.05
(d )
10/29/21 11/01/21 286,000 286,000 286,001,192
U.S. Government
Sponsored Agency
Obligations, 2.50% to
4.50%, due 07/15/27 to
08/20/51 ......... 289,010,516 291,721,089
0.06
(b)
10/29/21 11/05/21 1,028,000 1,028,000 1,028,011,993
U.S. Treasury
Obligations, 0.00% to
6.13%, due 01/31/22 to
08/15/50 ......... 1,118,690,208 1,048,560,000
0.06
(b)
10/29/21 11/05/21 1,111,915 1,111,915 1,111,927,973
U.S. Treasury
Obligations, 0.00% to
7.50%, due 11/30/21 to
08/15/51 ......... 1,076,283,987 1,134,153,301
0.06
(b)
10/29/21 11/05/21 350,000 350,000 350,004,083
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
09/20/51 ......... 343,609,701 357,000,000
$ – $ –
$ 2,960,915 $ 3,020,134,456
$ – $ –
JP Morgan Securities LLC 0.05 10/29/21 11/01/21 627,000 627,000 627,002,613
U.S. Government
Sponsored Agency
Obligations, 1.50% to
8.00%, due 11/15/26 to
05/15/62 ......... 818,058,524 639,540,000
0.05 10/29/21 11/01/21 25,000 25,000 25,000,104
U.S. Treasury
Obligations, 0.00% to
6.25%, due 12/15/21 to
07/31/26 ......... 25,889,719 25,500,002
0.05 10/29/21 11/01/21 25,000 25,000 25,000,104
U.S. Treasury
Obligations, 0.00% to
7.50%, due 01/06/22 to
07/31/26 ......... 25,903,400 25,500,061
0.05
(b)
10/29/21 11/05/21 3,250,000 3,250,000 3,250,031,597
U.S. Treasury
Obligations, 0.00% to
2.50%, due 11/04/21 to
02/28/25 ......... 3,301,735,100 3,315,000,088
0.09
(b)
10/29/21 11/05/21 442,000 442,000 442,007,520
U.S. Government
Sponsored Agency
Obligations, 0.00% to
6.31%, due 05/25/25 to
09/16/62 ......... 6,814,014,112 464,100,000
0.14
(d )
10/29/21 11/01/21 350,000 350,000 350,004,083
U.S. Government
Sponsored Agency
Obligations, 0.00% to
28.07%, due 11/25/22
to 06/16/63 ....... 8,756,817,991 367,500,000
0.19
(b)
10/29/21 12/03/21 334,500 334,500 334,560,814
U.S. Government
Sponsored Agency
Obligations, 0.06% to
7.72%, due 09/25/26 to
11/16/63 ......... 4,005,482,412 351,225,000
$ – $ –
$ 5,053,500 $ 5,188,365,151
$ – $ –

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
Mizuho Securities USA
LLC ............. 0.05% 10/29/21 11/01/21 $ 165,000 $ 165,000 $ 165,000,688
U.S. Government
Sponsored Agency
Obligations, 0.38% to
6.61%, due 10/20/39 to
03/16/63 ......... $ 3,647,901,195 $ 173,250,000
0.16
(b)
10/29/21 12/03/21 1,000,000 1,000,000 1,000,152,639
U.S. Government
Sponsored Agency
Obligations, 0.00% to
11.55%, due 05/01/23
to 03/25/60 ....... 10,061,224,979 1,040,117,345
$ – $ –
$ 1,165,000 $ 1,213,367,345
$ – $ –
Morgan Stanley & Co. LLC 0.05 10/29/21 11/01/21 2,500,000 2,500,000 2,500,010,417
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
9.00%, due 11/04/21 to
11/01/51 ......... 2,732,707,798 2,572,982,450
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.05 10/29/21 11/01/21 50,000 50,000 50,000,208
U.S. Treasury
Obligations, 0.38% to
4.38%, due 08/15/24 to
02/15/43 ......... 43,522,410 51,000,014
0.05
(b)
10/29/21 11/05/21 300,000 300,000 300,002,917
U.S. Treasury
Obligations, 0.00% to
2.75%, due 02/15/22 to
02/15/49 ......... 377,243,580 306,000,006
0.06 10/29/21 11/01/21 685,000 685,000 685,003,140
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.25% to 6.63%, due
10/27/26 to 01/01/67 5,893,010,943 707,994,440
0.07
(b)
10/29/21 12/03/21 500,000 500,000 500,034,028
U.S. Government
Sponsored Agency
Obligations, 1.50% to
5.50%, due 05/01/27 to
03/20/65 ......... 1,384,102,072 514,206,612
$ – $ –
$ 1,535,000 $ 1,579,201,072
$ – $ –
Natixis SA ........... 0.05 10/29/21 11/01/21 400,000 400,000 400,001,667
U.S. Treasury
Obligations, 0.13% to
4.50%, due 05/31/22 to
08/15/51 ......... 368,264,600 408,000,001
$ – $ –
Nomura Securities
International, Inc. .... 0.05 10/29/21 11/01/21 80,000 80,000 80,000,333
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 5.00%, due
02/15/25 to 09/20/69 108,915,823 81,600,000
0.05 10/29/21 11/01/21 2,000,000 2,000,000 2,000,008,333
U.S. Treasury
Obligations, 0.00% to
7.50%, due 11/09/21 to
02/15/51 ......... 1,787,604,288 2,040,000,000
$ – $ –
$ 2,080,000 $ 2,121,600,000
$ – $ –
Prudential Insurance Co.
of America ........ 0.06 10/29/21 11/01/21 25,818 25,818 25,817,629
U.S. Treasury
Obligation, 2.75%, due
11/15/42 ......... 23,000,000 26,333,979
0.06 10/29/21 11/01/21 19,608 19,608 19,607,598
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 31,000,000 19,999,748

2021
BlackRock Annual Report to Shareholders
FedFund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
0.06% 10/29/21 11/01/21 $ 45,900 $ 45,900 $ 45,900,229
U.S. Treasury
Obligation, 0.00%, due
05/15/35 ......... $ 60,000,000 $ 46,818,229
0.06 10/29/21 11/01/21 25,275 25,275 25,275,126
U.S. Treasury
Obligation, 0.00%, due
11/15/30 ......... 30,000,000 25,780,626
0.06 10/29/21 11/01/21 77,301 77,301 77,301,637
U.S. Treasury
Obligation, 2.88%, due
08/15/45 ......... 67,000,000 78,847,996
0.06 10/29/21 11/01/21 43,313 43,313 43,312,717
U.S. Treasury
Obligation, 0.00%, due
08/15/29 ......... 50,000,000 44,179,217
0.06 10/29/21 11/01/21 6,913 6,913 6,912,535
U.S. Treasury
Obligation, 0.00%, due
02/15/39 ......... 10,000,000 7,050,735
0.06 10/29/21 11/01/21 51,875 51,875 51,875,259
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 50,000,000 52,912,759
0.06 10/29/21 11/01/21 46,350 46,350 46,350,232
U.S. Treasury
Obligation, 0.00%, due
11/15/34 ......... 60,000,000 47,277,232
0.06 10/29/21 11/01/21 71,025 71,025 71,025,355
U.S. Treasury
Obligation, 3.00%, due
05/15/45 ......... 60,000,000 72,446,155
0.06 10/29/21 11/01/21 27,869 27,869 27,868,889
U.S. Treasury
Obligation, 0.00%, due
05/15/33 ......... 35,000,000 28,426,439
0.06 10/29/21 11/01/21 29,250 29,250 29,250,146
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 29,835,146
0.06 10/29/21 11/01/21 34,813 34,813 34,812,674
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 35,508,674
0.06 10/29/21 11/01/21 58,750 58,750 58,750,294
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 100,000,000 59,925,294
0.06 10/29/21 11/01/21 26,644 26,644 26,643,883
U.S. Treasury
Obligation, 0.00%, due
08/15/35 ......... 35,000,000 27,176,583
0.06 10/29/21 11/01/21 33,563 33,563 33,562,668
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 50,000,000 34,234,168
0.06 10/29/21 11/01/21 152,381 152,381 152,382,012
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 215,000,000 155,430,712
0.06 10/29/21 11/01/21 70,656 70,656 70,656,603
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... 85,000,000 72,069,303
0.06 10/29/21 11/01/21 24,650 24,650 24,650,123
U.S. Treasury
Obligation, 0.00%, due
08/15/37 ......... 34,000,000 25,143,123
0.06 10/29/21 11/01/21 53,938 53,938 53,937,770
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... 50,000,000 55,016,770
$ – $ –
$ 925,892 $ 944,412,888
$ – $ –
Royal Bank of Canada .. 0.05 10/29/21 11/01/21 100,000 100,000 100,000,417
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 6.01%, due
11/15/21 to 11/25/51 . 672,100,479 104,705,064
$ – $ –

FedFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds Including
Interest Position Original Par
Position Received,At
Value
Societe Generale SA ... 0.05% 10/29/21 11/01/21 $ 28,000 $ 28,000 $ 28,000,117
U.S. Treasury
Obligations, 0.00% to
3.13%, due 01/15/22 to
02/15/47 ......... $ 24,761,900 $ 28,560,005
0.05 10/29/21 11/01/21 1,250,000 1,250,000 1,250,005,208
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 8.00%, due
11/04/21 to 10/01/51 . 1,814,842,358 1,284,593,283
$ – $ –
$ 1,278,000 $ 1,313,153,288
$ – $ –
TD Securities USA LLC .. 0.05 10/29/21 11/01/21 325,000 325,000 325,001,354
U.S. Government
Sponsored Agency
Obligations, 2.50%, due
10/01/51 to 11/01/51 . 326,335,990 334,750,001
0.05 10/29/21 11/01/21 17,000 17,000 17,000,071
U.S. Treasury
Obligation, 1.25%, due
08/15/31 ......... 17,806,600 17,340,024
$ – $ –
$ 342,000 $ 352,090,025
$ – $ –
Wells Fargo Securities
LLC ............. 0.06 10/29/21 11/01/21 57,000 57,000 57,000,285
U.S. Government
Sponsored Agency
Obligations, 1.81% to
3.34%, due 09/01/36 to
10/01/51 ......... 196,118,186 58,710,000
$ – $ –
$ 102,419,273 $ 103,383,186,245
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Includes $257,711,901 of cash collateral received.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 166,442,824,488 $ — $ 166,442,824,488

2021
BlackRock Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 19.6%
Domestic — 0.6%
Bank of America Corp., (SOFR + 0.16%),
0.21%, 07/08/22
(a)
................ USD 6,750 $ 6,749,636
Citibank NA, 0.16%, 06/06/22 .......... 15,000 14,998,808
Goldman Sachs Bank USA, (SOFR + 0.17%),
0.22%, 07/26/22
(a)
................ 14,000 14,001,600
35,750,044
Euro — 1.7%
(b)
Bank of Montreal, 0.28%, 03/09/22 ....... 18,000 17,990,246
Credit Industriel et Commercial SA
0.27%, 02/22/22 ................. 25,000 24,986,635
0.24%, 07/22/22 ................. 30,000 29,937,620
National Westminster Bank plc,
0.21%, 03/31/22 ................. 27,000 26,975,809
99,890,310
Yankee — 17.3%
(c)
Bank of Montreal, Chicago
(a)
(LIBOR USD 3 Month + 0.05%),
0.18%, 02/23/22 ............... 20,000 20,001,924
(LIBOR USD 3 Month + 0.05%),
0.17%, 06/06/22 ............... 25,000 25,001,841
(SOFR + 0.15%), 0.20%, 09/21/22 ..... 36,000 35,997,985
Bank of Nova Scotia, Houston
(a)
(SOFR + 0.20%), 0.25%, 05/04/22 -
06/17/22 .................... 45,000 45,024,175
(SOFR + 0.16%), 0.21%, 06/03/22 ..... 21,750 21,756,401
Canadian Imperial Bank of Commerce, New
York
(LIBOR USD 3 Month + 0.10%),
0.21%, 12/13/21
(a)
.............. 30,000 30,005,500
0.24%, 04/06/22 ................. 31,700 31,710,882
(LIBOR USD 3 Month + 0.05%),
0.17%, 06/07/22
(a)
.............. 25,000 25,001,489
(US Federal Funds Effective Rate
(continuous series) + 0.10%),
0.18%, 06/08/22
(a)
.............. 21,500 21,500,000
Credit Industriel et Commercial, New
York, (LIBOR USD 3 Month + 0.05%),
0.17%, 05/06/22
(a)
................ 25,000 25,002,508
Credit Suisse AG, New York
(a)
(SOFR + 0.30%), 0.35%, 11/16/21 ..... 20,000 20,002,500
(SOFR + 0.22%), 0.27%, 04/08/22 ..... 41,000 41,023,081
DG Bank International SA, Luxembourg,
0.06%, 11/03/21 ................. 59,000 58,999,918
Mitsubishi UFJ Trust & Banking Corp., New
York, 0.16%, 03/09/22 ............. 35,000 34,996,937
Mizuho Bank Ltd., New York
0.24%, 11/03/21 ................. 30,000 30,000,708
0.16%, 02/10/22 - 03/04/22 .......... 55,250 55,251,847
MUFG Bank Ltd., New York
0.24%, 01/13/22 ................. 30,000 30,008,413
0.23%, 01/28/22 ................. 40,000 40,009,992
0.32%, 10/24/22 ................. 14,250 14,243,467
0.30%, 10/31/22 ................. 11,000 10,991,953
0.33%, 11/01/22 ................. 20,000 19,991,353
Natixis SA, New York
(SOFR + 0.17%), 0.22%, 07/07/22 -
08/05/22
(a)
................... 60,000 60,018,098
0.30%, 10/20/22 ................. 12,000 11,999,643
Norinchukin Bank, New York
0.16%, 11/22/21 ................. 16,000 16,000,853
0.15%, 11/24/21 ................. 20,000 20,001,010
Security
Par (000)
Par (000) Value
Yankee (continued)
Royal Bank of Canada, New York, (LIBOR USD
3 Month + 0.09%), 0.21%, 12/10/21
(a)
... USD 30,000 $ 30,004,460
Standard Chartered Bank, New York
0.24%, 02/01/22 - 09/02/22 .......... 40,000 40,007,883
(LIBOR USD 3 Month + 0.06%),
0.18%, 03/18/22
(a)
.............. 52,500 52,501,365
Sumitomo Mitsui Banking Corp., New York
0.06%, 11/05/21 ................. 39,000 39,000,000
(LIBOR USD 3 Month + 0.04%),
0.17%, 01/20/22
(a)
.............. 10,750 10,751,554
(SOFR + 0.17%), 0.22%, 06/22/22 -
09/14/22
(a)
................... 45,000 45,003,026
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 0.25%, 02/18/22
(a)
.... 15,000 14,999,973
0.30%, 10/25/22 ................. 23,000 22,993,791
999,804,530
Total Certificates of Deposit — 19.6%
(Cost: $1,135,336,688) ........................... 1,135,444,884
Commercial Paper — 30.5%
Alinghi Funding Co. LLC, 0.13%
,
12/07/21
(b)
. 34,000 33,995,285
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
10,000 10,001,251
Antalis SA
(b)
0.10%, 11/02/21 ................. 60,000 59,999,314
0.14%, 01/20/22 ................. 36,870 36,858,524
ANZ New Zealand Int'l Ltd.
(b)
0.11%, 04/26/22 ................. 20,000 19,989,061
0.12%, 05/05/22 ................. 20,000 19,987,467
ASB Finance Ltd.
(b)
0.16%, 04/13/22 ................. 22,505 22,488,293
0.17%, 04/19/22 ................. 39,500 39,468,106
0.17%, 04/20/22 ................. 38,000 37,968,773
0.20%, 06/21/22 ................. 35,000 34,954,763
Australia & New Zealand Banking Group Ltd.
(a)
(LIBOR USD 3 Month + 0.03%), 0.15%,
03/02/22 .................... 15,000 15,001,228
(LIBOR USD 3 Month + 0.03%), 0.15%,
03/09/22 .................... 25,000 25,002,334
Barclays Bank plc
(b)
0.08%, 11/01/21 ................. 130,000 129,999,133
0.16%, 02/22/22
(d)
................ 25,000 24,987,192
Barton Capital SA, 0.09%
,
11/10/21
(b)
..... 35,000 34,998,973
Bedford Row Funding Corp.
0.11%, 11/03/21
(b)
................ 14,000 13,999,788
(LIBOR USD 3 Month + 0.08%), 0.20%,
11/04/21
(a)
................... 30,000 30,000,239
Bennington Stark Capital Co. LLC, 0.10%
,
11/03/21
(b)(d)
.................... 43,000 42,999,438
BNZ International Funding Ltd.
(b)
0.07%, 11/16/21 ................. 35,500 35,498,722
0.09%, 01/06/22 ................. 40,000 39,993,177
0.11%, 01/21/22 ................. 45,000 44,989,080
0.20%, 06/13/22 ................. 9,250 9,238,568
BPCE SA, 0.07%
,
12/01/21
(b)
........... 30,000 29,998,130
Caisse d'Amortissement de la Dette Sociale
(b)(d)
0.15%, 02/09/22 ................. 22,000 21,990,936
0.20%, 04/14/22 ................. 32,137 32,108,227
Cancara Asset Securitisation LLC, 0.10%
,
11/23/21
(b)(d)
.................... 25,000 24,998,351
Chesham Finance Ltd., 0.08%
,
11/01/21
(b)
.. 30,000 29,999,795
Citigroup Global Markets, Inc., 0.21%
,
06/03/22
(b)
..................... 25,000 24,969,560

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Collateralized Commercial Paper V Co. LLC,
0.24%
,
06/17/22
(b)
................ USD 4,000 $ 3,994,045
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.04%), 0.17%
,
05/23/22
(a)
... 23,000 23,000,867
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA, 0.07%
,
12/15/21
(b)
.. 30,000 29,997,258
Credit Industriel et Commercial SA, 0.09%
,
11/29/21
(b)
..................... 20,000 19,998,450
Crown Point Capital Co. LLC
0.34%, 04/25/22
(d)
................ 15,000 15,007,630
0.25%, 06/01/22
(b)
................ 36,500 36,446,157
0.30%, 10/04/22
(d)
................ 25,000 24,983,657
DZ Bank AG, 0.08%
,
11/01/21
(b)
......... 50,000 49,999,658
Erste Abwicklungsanstalt , 0.14%
,
02/15/22
(b)
21,000 20,991,353
Goldman Sachs International, 0.33%
,
09/23/22
(b)
..................... 21,000 20,937,819
ING US Funding LLC, 0.09%
,
12/14/21
(b)
... 30,000 29,996,550
Ionic Capital II Trust, 0.13%
,
01/28/22
(b)
.... 20,000 19,993,428
National Australia Bank Ltd.
(a)
(LIBOR USD 3 Month + 0.04%), 0.17%,
03/29/22 .................... 20,000 20,003,151
(SOFR + 0.20%), 0.25%, 04/14/22 ..... 15,000 15,007,889
Nordea Bank Abp , 0.30%
,
10/21/22
(b)
..... 15,000 14,956,119
Province of Alberta Canada, 0.08%
,
02/17/22
(b)
32,000 31,992,107
Ridgefield Funding Co. LLC
(b)(d)
0.09%, 11/01/21 ................. 35,000 34,999,749
0.09%, 11/02/21 ................. 62,000 61,999,387
0.13%, 02/03/22 ................. 56,500 56,479,905
0.14%, 02/04/22 ................. 30,000 29,989,138
0.15%, 03/14/22 ................. 25,000 24,985,739
Skandinaviska Enskilda Banken AB, 0.19%
,
05/02/22
(b)
..................... 25,000 24,975,462
Societe Generale SA, 0.13%
,
03/31/22
(b)
... 30,000 29,983,170
Starbird Funding Corp., 0.10%
,
12/16/21
(b)
.. 52,500 52,492,860
UBS AG
(SOFR + 0.24%), 0.29%, 04/05/22
(a)
... 20,000 20,003,202
0.27%, 08/18/22
(b)
................ 20,000 19,956,050
(SOFR + 0.17%), 0.22%, 09/22/22
(a)
... 23,000 22,994,516
United Overseas Bank Ltd., 0.21%
,
06/01/22
(b)
34,150 34,107,578
Washington Morgan Capital Co. LLC, 0.25%
,
11/19/21
(d)
..................... 10,000 10,000,734
Westpac Banking Corp.
(LIBOR USD 3 Month + 0.01%), 0.13%,
02/04/22
(a)
................... 23,500 23,499,956
0.31%, 10/14/22
(b)
................ 15,000 14,955,958
Total Commercial Paper — 30.5%
(Cost: $1,765,142,160) ........................... 1,765,213,250
Corporate Bonds — 0.7%
Consumer Finance — 0.7%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.23%), 0.28%, 12/13/21 ..... 18,000 18,000,540
(SOFR + 0.15%), 0.20%, 08/15/22 ..... 24,528 24,527,511
Total Corporate Bonds — 0.7%
(Cost: $42,528,000) .............................. 42,528,051
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 5.0%
Arizona — 0.5%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9028, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. USD 3,245 $ 3,245,066
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. 6,567 6,567,404
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9070, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 11/28/21 ................. 7,000 7,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21 8,475 8,475,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0949,
COP, VRDN (Royal Bank of Canada LIQ),
0.15%, 11/05/21 ................. 5,000 5,000,000
30,287,470
California — 0.1%
(d)(e)(f)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-001, VRDP
(Barclays Bank plc LOC), 0.27%, 12/03/21 950 950,000
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0955, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21 ................. 3,000 3,000,000
3,950,000
Colorado — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-008, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(d)
(e)(f)
.......................... 2,000 2,000,000
Nebraska — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-006, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(d)
(e)(f)
.......................... 1,000 1,000,000
Nevada — 0.0%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9074, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(d)(e)(f)
.............. 1,000 1,000,000
New York — 0.5%
(f)
State of New York Mortgage Agency, Series
2021-238, RB, VRDN (Barclays Bank plc
LOC), 0.10%, 11/05/21 ............. 18,000 18,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1246, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... 8,300 8,300,000

2021
BlackRock Annual Report to Shareholders
TempCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
New York (continued)
Taxable Series 2021-XFT1210, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1210, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... USD 3,535 $ 3,535,000
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1253, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... 2,000 2,000,000
31,835,000
North Carolina — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9078, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(d)(e)(f)
.............. 4,000 4,000,000
Other — 3.0%
(d)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9029, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(e)
................ 11,760 11,760,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(e)
................ 14,500 14,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.23%, 11/05/21
(e)
36,080 36,080,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9071, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(e)
................ 3,000 3,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9076, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/05/21
(e)
................ 1,000 1,000,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XF2926T, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.23%, 11/05/21
(e)
... 18,500 18,500,000
Taxable Municipal Funding Trust, Series
2021-BTMFT-007, RB, VRDN (Barclays
Bank plc LOC), 0.27%, 12/03/21 ...... 5,400 5,400,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.13%, 11/05/21
(e)
8,100 8,100,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-007, VRDN,
0.27%, 12/03/21
(e)
................ 600 600,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(e)
12,260 12,260,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-002, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(e)
23,500 23,500,000
Security
Par (000)
Par (000) Value
Other (continued)
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-003, RB, VRDN
(Barclays Bank plc LOC), 0.13%, 11/05/21
(e)
USD 37,600 $ 37,600,000
172,300,000
Texas — 0.8%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. 500 500,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1216, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21 ................. 2,605 2,605,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.23%, 11/05/21 ................. 42,395 42,395,000
45,500,000
Total Municipal Bonds — 5.0%
(Cost: $291,872,470) ............................. 291,872,470
Time Deposits — 22.4%
ABN AMRO Bank NV
0.08%, 11/01/21 ................. 53,000 53,000,000
0.08%, 11/02/21 ................. 12,000 12,000,000
0.08%, 11/03/21 ................. 30,000 30,000,000
0.08%, 11/04/21 ................. 49,000 49,000,000
Credit Agricole Corporate and Investment
Bank SA
0.07%, 11/01/21 ................. 102,960 102,960,000
0.10%, 11/02/21 ................. 67,000 67,000,000
0.10%, 11/05/21 ................. 33,000 33,000,000
DNB Bank ASA, 0.05%, 11/01/21 ........ 100,000 100,000,000
Erste Group Bank AG, 0.07%, 11/01/21 .... 8,000 8,000,000
ING Bank NV, 0.08%, 11/02/21 .......... 150,000 150,000,000
KBC Bank NV, 0.06%, 11/01/21 ......... 250,000 250,000,000
Mizuho Bank Ltd., 0.07%, 11/01/21 ....... 100,000 100,000,000
Royal Bank of Canada, 0.05%, 11/01/21 ... 79,000 79,000,000
Skandinaviska Enskilda Banken AB,
0.05%, 11/01/21 ................. 10,000 10,000,000
Svenska Handelsbanken AB, 0.05%, 11/01/21 150,000 150,000,000
Swedbank AB, 0.05%, 11/01/21 ......... 100,000 100,000,000
Total Time Deposits — 22.4%
(Cost: $1,293,960,000) ........................... 1,293,960,000
U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.09%, 11/05/21
(a)
............... 7,500 7,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $7,500,000) .............................. 7,500,000

TempCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 0.7%
U.S. Treasury Bills, 0.08%, 12/30/21
(b)
..... USD 39,047 $ 39,041,720
Total U.S. Treasury Obligations — 0.7%
(Cost: $39,039,961) .............................. 39,041,720
Total Repurchase Agreements — 15.6%
(Cost: $900,500,000) ............................. 900,500,000
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 0.6%
California — 0.6%
Nuveen California Quality Municipal Income
Fund, VRDP, (JP Morgan Chase Bank NA
LOC), 0.14%, 11/05/21
(f)
............ USD 31,900 $ 31,900,000
Total Closed-End Investment Companies — 0.6%
(Cost: $31,900,000) .............................. 31,900,000
Total Investments — 95.2%
(Cost: $5,507,779,279 )
(g)
.......................... 5,507,960,375
Other Assets Less Liabilities — 4.8% ................... 278,871,457
Net Assets — 100.0% .............................. $ 5,786,831,832
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of Montreal ...... 0.16% 10/29/21 11/05/21 $ 23,000 $ 23,000 $ 23,000,716
U.S. Government
Sponsored Agency
Obligations, 0.29% to
6.66%, due 06/25/24 to
10/20/66 ......... $ 347,878,938 $ 23,861,568
$ – $ –
Barclays Bank plc ..... 0.17
(a)
10/29/21 11/01/21 85,000 85,000 85,001,204
Corporate/Debt
Obligations, 2.38% to
4.90%, due 05/30/24 to
05/20/61 ......... 78,948,000 89,250,972
0.29
(a)
10/29/21 11/01/21 15,000 15,000 15,000,362
Corporate/Debt
Obligations, 6.13% to
8.13%, due 11/15/24 to
06/15/28 ......... 16,462,000 17,250,349
0.57
(b)
10/29/21 02/01/22 13,000 13,000 13,019,554
Corporate/Debt
Obligations, 2.67% to
5.00%, due 01/01/33 to
10/01/46 ......... 12,380,000 13,910,146
$ – $ –
$ 113,000 $ 120,411,467
$ – $ –
Barclays Capital, Inc. ... 0.57
(b)
10/29/21 02/01/22 13,000 13,000 13,019,554
Corporate/Debt
Obligations, 3.67% to
3.79%, due 09/16/50 to
03/25/58 ......... 15,677,623 13,910,000
$ – $ –
BNP Paribas SA ...... 0.17
(a)
10/29/21 11/01/21 11,000 11,000 11,000,156
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 1.04% to
7.24%, due 07/25/23 to
02/27/40 ......... 12,714,757 13,169,622
$ – $ –

2021
BlackRock Annual Report to Shareholders
TempCash

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Citigroup Global Markets,
Inc. ............. 0.05%
(c)
10/29/21 11/01/21 $ 90,000 $ 90,000 $ 90,000,375
U.S. Treasury
Obligations, 0.75% to
5.50%, due 05/31/28 to
04/15/29 ......... $ 69,268,434 $ 91,800,012
0.06 10/29/21 11/01/21 1,000 1,000 1,000,005
U.S. Treasury
Obligation, 3.00%, due
02/15/48 ......... 836,600 1,020,090
0.12
(a)
10/29/21 11/01/21 19,000 19,000 19,000,190
U.S. Government
Sponsored Agency
Obligations and U.S.
Treasury Obligations,
0.00% to 2.75%, due
12/31/21 to 08/15/47 16,755,300 19,394,312
0.36
(b)
10/29/21 12/30/21 5,000 5,000 5,003,100
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.50%, due 04/15/42 to
11/20/45 ......... 17,345,722 5,100,000
$ – $ –
$ 115,000 $ 117,314,414
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.05 10/29/21 11/01/21 5,000 5,000 5,000,021
U.S. Government
Sponsored Agency
Obligation, 2.50%, due
10/01/50 ......... 5,217,129 5,150,001
0.14
(b)
10/29/21 11/05/21 84,000 84,000 84,002,287
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
9.25%, due 01/14/22 to
05/15/97 ......... 86,771,655 90,155,671
$ – $ –
$ 89,000 $ 95,305,672
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.66
(b)
10/29/21 02/01/22 70,000 70,000 70,121,917
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.24% to
33.17%, due 04/26/23
to 03/07/87 ....... 408,763,907 77,687,060
$ – $ –
Fixed Income Clearing
Corporation ....... 0.05 10/29/21 11/01/21 31,000 31,000 31,000,129
U.S. Treasury
Obligation, 0.05%, due
11/01/21 ......... 32,453,400 31,620,018
$ – $ –
HSBC Securities USA, Inc. 0.19
(a)
10/29/21 11/01/21 12,000 12,000 12,000,190
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.75% to
5.65%, due 05/01/23 to
04/22/51 ......... 12,110,000 12,600,280
0.27
(a)
10/29/21 11/01/21 4,500 4,500 4,500,101
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.40% to
6.25%, due 03/06/23 to
02/14/49 ......... 4,500,000 4,790,635
$ – $ –
$ 16,500 $ 17,390,915
$ – $ –
JP Morgan Securities LLC 0.05 10/29/21 11/01/21 1,000 1,000 1,000,004
U.S. Government
Sponsored Agency
Obligation, 3.00%, due
12/20/50 ......... 983,380 1,020,000

TempCash
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.19%
(a)
10/29/21 11/01/21 $ 8,000 $ 8,000 $ 8,000,127
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
6.36%, due 11/17/21 to
08/15/41 ......... $ 48,906,504 $ 8,249,418
0.25
(a)
10/29/21 11/01/21 1,000 1,000 1,000,021
Corporate/Debt
Obligations, 0.05% to
2.29%, due 10/01/39 to
03/17/53 ......... 1,068,712 1,070,001
0.37
(b)
10/29/21 11/05/21 87,000 87,000 87,006,259
Corporate/Debt
Obligations, 2.60% to
10.00%, due 05/15/22
to 05/30/44 ....... 89,185,672 92,468,899
0.42
(b)
10/29/21 11/05/21 50,000 50,000 50,004,083
Corporate/Debt
Obligations, 0.02% to
7.50%, due 11/15/22 to
06/25/51 ......... 249,750,646 54,680,736
0.48
(b)
10/29/21 01/27/22 30,000 30,000 30,036,169
Corporate/Debt
Obligations, 0.48% to
6.50%, due 11/01/22 to
01/25/61 ......... 66,656,930 32,364,540
$ – $ –
$ 177,000 $ 189,853,594
$ – $ –
Mizuho Securities USA
LLC ............. 0.49
(b)
10/29/21 12/03/21 50,000 50,000 50,023,674
Corporate/Debt
Obligations, 2.25% to
5.00%, due 03/01/31 to
11/15/51 ......... 42,890,000 53,502,961
$ – $ –
TD Securities USA LLC .. 0.15
(a)
10/29/21 11/01/21 14,000 14,000 14,000,175
Corporate/Debt
Obligations, 2.04% to
3.52%, due 07/15/30 to
08/15/31 ......... 14,267,000 14,980,005
$ – $ –
Wells Fargo Securities
LLC ............. 0.19
(a)
10/29/21 11/01/21 92,000 92,000 92,001,457
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00% to
5.03%, due 01/15/23 to
04/16/38 ......... 105,648,499 98,440,000
0.22 10/29/21 11/05/21 7,000 7,000 7,000,299
Corporate/Debt
Obligation, 0.29%, due
01/27/23 ......... 7,349,000 7,350,149
0.27 08/11/21 11/09/21 24,000 24,000 24,016,200
Corporate/Debt
Obligations, 0.31% to
4.60%, due 03/12/36 to
05/17/61 ......... 56,183,184 25,680,001
0.27 08/16/21 11/12/21 40,000 40,000 40,026,400
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.00%, due
11/08/21 to 05/12/22 . 42,032,566 42,000,001
0.47 08/25/21 11/23/21 15,000 15,000 15,017,625
Corporate/Debt
Obligations, 3.38% to
8.75%, due 04/15/25 to
06/15/29 ......... 16,930,000 16,821,984
$ – $ –
$ 178,000 $ 190,292,135
$ – $ –
$ 900,500 $ 959,299,431
$ – $ –

2021
BlackRock Annual Report to Shareholders
TempCash

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 5,507,960,375 $ — $ 5,507,960,375

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
Certificates of Deposit — 23.4%
Domestic — 0.7%
Bank of America Corp., (SOFR + 0.16%),
0.21%, 07/08/22
(a)
................ USD 8,500 $ 8,499,541
Citibank NA, 0.16%, 06/06/22 .......... 35,000 34,997,220
Goldman Sachs Bank USA, (SOFR + 0.17%),
0.22%, 07/26/22
(a)
................ 17,000 17,001,943
60,498,704
Euro — 1.3%
(b)
Bank of Montreal, 0.28%, 03/09/22 ....... 21,000 20,988,620
Credit Industriel et Commercial SA
0.27%, 02/22/22 ................. 30,000 29,983,962
0.24%, 07/22/22 ................. 27,000 26,943,858
National Westminster Bank plc,
0.21%, 03/31/22 ................. 38,000 37,965,954
115,882,394
Yankee — 21.4%
(c)
Bank of Montreal, Chicago
(LIBOR USD 3 Month + 0.11%),
0.22%, 12/13/21
(a)
.............. 35,000 35,004,786
0.16%, 01/03/22 ................. 13,000 13,001,095
0.24%, 04/06/22 ................. 24,000 24,007,814
(LIBOR USD 3 Month + 0.05%),
0.17%, 06/06/22
(a)
.............. 30,000 30,002,209
(SOFR + 0.15%), 0.20%, 09/21/22
(a)
.... 47,500 47,497,341
Bank of Nova Scotia Trust Co., New York,
0.23%, 04/07/22 ................. 13,700 13,705,648
Bank of Nova Scotia, Houston
(a)
(SOFR + 0.20%), 0.25%, 05/04/22 -
06/17/22 .................... 55,000 55,029,532
(SOFR + 0.16%), 0.21%, 06/03/22 -
07/08/22 .................... 55,000 55,015,283
Barclays Bank plc, Florida, 0.14%, 12/21/21 . 35,000 35,001,545
Canadian Imperial Bank of Commerce, New
York
(LIBOR USD 3 Month + 0.10%),
0.21%, 12/13/21
(a)
.............. 30,000 30,005,500
(LIBOR USD 3 Month + 0.11%),
0.24%, 01/14/22
(a)
.............. 30,000 30,009,644
0.22%, 04/06/22 ................. 45,500 45,515,619
(LIBOR USD 3 Month + 0.05%),
0.17%, 06/07/22
(a)
.............. 30,000 30,001,787
(US Federal Funds Effective Rate
(continuous series) + 0.10%),
0.18%, 06/08/22
(a)
.............. 30,000 30,000,000
Credit Industriel et Commercial, New
York, (LIBOR USD 3 Month + 0.05%),
0.17%, 05/06/22
(a)
................ 30,000 30,003,010
Credit Suisse AG, New York
(a)
(SOFR + 0.30%), 0.35%, 11/16/21 ..... 20,000 20,002,500
(SOFR + 0.22%), 0.27%, 04/08/22 ..... 50,000 50,028,147
DG Bank International SA, Luxembourg,
0.06%, 11/03/21 ................. 100,000 99,999,861
KBC Bank NV, New York, 0.07%, 11/01/21 .. 55,000 54,999,954
Mizuho Bank Ltd., New York
0.24%, 11/03/21 ................. 35,000 35,000,825
0.16%, 02/10/22 ................. 40,000 40,001,727
MUFG Bank Ltd., New York
0.24%, 01/13/22 ................. 30,000 30,008,413
0.23%, 01/28/22 ................. 50,000 50,012,489
0.20%, 02/22/22 ................. 50,000 50,007,063
0.32%, 10/24/22 ................. 22,000 21,989,915
0.30%, 10/31/22 ................. 17,000 16,987,563
0.33%, 11/01/22 ................. 35,000 34,984,868
Security
Par (000)
Par (000) Value
Yankee (continued)
Natixis SA, New York
(SOFR + 0.17%), 0.22%, 07/07/22 -
08/05/22
(a)
................... USD 85,000 $ 85,025,504
0.30%, 10/20/22 ................. 18,000 17,999,464
Norinchukin Bank, New York
0.25%, 11/04/21 ................. 18,000 18,000,519
0.16%, 11/22/21 ................. 33,180 33,181,768
0.15%, 11/24/21 ................. 35,000 35,001,768
Oversea-Chinese Banking Corp. Ltd., New
York, 0.18%, 03/09/22 ............. 55,000 54,999,179
Royal Bank of Canada, New York, (LIBOR USD
3 Month + 0.09%), 0.21%, 12/10/21
(a)
... 40,000 40,005,947
Standard Chartered Bank, New York
0.24%, 02/01/22 - 09/02/22 .......... 58,000 58,009,447
(LIBOR USD 3 Month + 0.06%),
0.18%, 03/18/22
(a)
.............. 68,000 68,001,768
Sumitomo Mitsui Banking Corp., New York
0.07%, 11/04/21 ................. 100,000 100,000,167
0.14%, 11/04/21 ................. 46,000 46,000,613
0.06%, 11/05/21 ................. 61,000 61,000,000
0.17%, 01/20/22 ................. 92,000 92,010,571
(SOFR + 0.17%), 0.22%, 06/22/22 -
09/14/22
(a)
................... 61,250 61,253,166
Svenska Handelsbanken AB, New York,
0.24%, 04/06/22 ................. 17,530 17,537,181
Toronto-Dominion Bank, New York
(SOFR + 0.20%), 0.25%, 02/18/22
(a)
.... 15,000 14,999,974
0.30%, 10/25/22 ................. 36,000 35,990,281
1,846,841,455
Total Certificates of Deposit — 23.4%
(Cost: $2,023,036,180) ........................... 2,023,222,553
Commercial Paper — 31.6%
Alinghi Funding Co. LLC
(b)
0.13%, 12/07/21 ................. 42,000 41,994,176
0.24%, 05/24/22 ................. 20,800 20,772,253
Alpine Securitization Ltd., 0.26%
,
07/08/22
(d)
25,000 25,003,128
Antalis SA
(b)
0.10%, 11/02/21 ................. 110,000 109,998,742
0.11%, 11/15/21 ................. 20,000 19,998,951
ANZ New Zealand Int'l Ltd.
(b)
0.11%, 04/26/22 ................. 20,000 19,989,061
0.12%, 05/05/22 ................. 20,000 19,987,467
ASB Finance Ltd.
(b)
0.13%, 03/07/22 ................. 50,000 49,977,425
0.20%, 06/21/22 ................. 50,000 49,935,375
Australia & New Zealand Banking Group Ltd.
(a)
(LIBOR USD 3 Month + 0.03%), 0.15%,
03/02/22 .................... 15,000 15,001,228
(LIBOR USD 3 Month + 0.03%), 0.15%,
03/09/22 .................... 32,500 32,503,035
Autobahn Funding Co. LLC, 0.08%
,
11/01/21
(b)
20,000 19,999,863
Barclays Bank plc
(b)
0.08%, 11/01/21 ................. 70,000 69,999,533
0.16%, 02/22/22
(d)
................ 34,500 34,482,325
Barton Capital SA, 0.09%
,
11/10/21
(b)
..... 35,000 34,998,973
Bedford Row Funding Corp.
0.11%, 11/03/21
(b)
................ 90,000 89,998,637
(LIBOR USD 3 Month + 0.08%), 0.20%,
11/04/21
(a)
................... 31,000 31,000,247
Bennington Stark Capital Co. LLC
(b)(d)
0.09%, 11/02/21 ................. 52,000 51,999,463
0.10%, 11/03/21 ................. 67,000 66,999,125

2021
BlackRock Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
BNZ International Funding Ltd.
(b)
0.07%, 11/16/21 ................. USD 49,000 $ 48,998,236
0.09%, 01/06/22 ................. 79,800 79,786,388
0.11%, 01/21/22 ................. 50,000 49,987,866
0.20%, 06/13/22 ................. 11,250 11,236,096
BPCE SA, 0.07%
,
12/01/21
(b)
........... 40,000 39,997,507
Caisse d'Amortissement de la Dette Sociale
(b)(d)
0.15%, 02/08/22 ................. 28,881 28,869,217
0.20%, 04/14/22 ................. 50,000 49,955,234
Cancara Asset Securitisation LLC, 0.10%
,
11/23/21
(b)(d)
.................... 14,650 14,649,034
Chesham Finance Ltd., 0.08%
,
11/01/21
(b)
.. 50,000 49,999,659
Citigroup Global Markets, Inc., 0.21%
,
06/03/22
(b)
..................... 30,000 29,963,472
Collateralized Commercial Paper V Co. LLC,
0.24%
,
06/17/22
(b)
................ 20,000 19,970,227
Commonwealth Bank of Australia, (LIBOR USD
3 Month + 0.04%), 0.17%
,
05/23/22
(a)
... 22,000 22,000,829
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA, 0.07%
,
12/15/21
(b)
.. 45,000 44,995,887
Credit Industriel et Commercial SA, 0.09%
,
11/29/21
(b)
..................... 38,000 37,997,055
Crown Point Capital Co. LLC
0.34%, 04/25/22
(d)
................ 20,000 20,010,173
0.25%, 06/01/22
(b)
................ 45,000 44,933,619
0.30%, 10/04/22
(d)
................ 40,000 39,973,851
DBS Bank Ltd.
(b)
0.09%, 11/05/21 ................. 75,000 74,998,760
0.11%, 12/21/21 ................. 45,500 45,492,967
DZ Bank AG, 0.08%
,
11/01/21
(b)
......... 150,000 149,998,975
Goldman Sachs International, 0.33%
,
09/23/22
(b)
..................... 32,000 31,905,248
ING US Funding LLC
(b)
0.09%, 12/14/21 ................. 40,000 39,995,400
0.13%, 02/18/22 ................. 24,200 24,190,438
Ionic Capital II Trust
(b)
0.13%, 01/20/22 ................. 36,000 35,989,625
0.13%, 01/28/22 ................. 30,000 29,990,142
Macquarie Bank Ltd.
(b)
0.10%, 11/18/21 ................. 20,000 19,998,856
0.15%, 02/01/22 ................. 39,925 39,909,723
National Australia Bank Ltd.
(a)
(LIBOR USD 3 Month + 0.04%), 0.17%,
03/29/22 .................... 25,000 25,003,940
(SOFR + 0.20%), 0.25%, 04/14/22 ..... 17,000 17,008,940
Nordea Bank Abp , 0.30%
,
10/21/22
(b)
..... 25,000 24,926,864
Province of Alberta Canada, 0.08%
,
02/17/22
(b)
44,000 43,989,147
Ridgefield Funding Co. LLC
(b)(d)
0.09%, 11/02/21 ................. 52,500 52,499,481
0.13%, 02/03/22 ................. 50,000 49,982,216
0.14%, 02/04/22 ................. 53,000 52,980,811
0.14%, 02/08/22 ................. 20,000 19,992,407
0.15%, 03/14/22 ................. 45,000 44,974,330
0.21%, 05/02/22 ................. 15,000 14,984,429
Skandinaviska Enskilda Banken AB, 0.19%
,
05/02/22
(b)
..................... 35,000 34,965,646
Societe Generale SA, 0.13%
,
03/31/22
(b)
... 40,000 39,977,560
Starbird Funding Corp., 0.10%
,
12/16/21
(b)
.. 50,000 49,993,200
Svenska Handelsbanken AB, 0.11%
,
03/07/22
(b)
50,000 49,981,008
Swedbank AB, 0.15%
,
04/20/22
(b)
........ 63,630 63,583,828
UBS AG
(SOFR + 0.24%), 0.29%, 04/05/22
(a)
... 24,000 24,003,843
0.27%, 08/18/22
(b)
................ 25,000 24,945,062
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
(SOFR + 0.17%), 0.22%, 09/22/22
(a)
... USD 35,000 $ 34,991,654
United Overseas Bank Ltd., 0.14%
,
02/14/22
(b)
30,000 29,987,220
Victory Receivables Corp., 0.09%
,
11/15/21
(b)
48,500 48,497,916
Washington Morgan Capital Co. LLC, 0.25%
,
11/19/21
(d)
..................... 10,550 10,550,774
Westpac Banking Corp.
(LIBOR USD 3 Month + 0.01%), 0.13%,
02/04/22
(a)
................... 25,000 24,999,953
0.31%, 10/14/22
(b)
................ 22,000 21,935,406
Total Commercial Paper — 31.6%
(Cost: $2,735,068,537) ........................... 2,735,189,126
Corporate Bonds — 0.6%
Consumer Finance — 0.6%
Toyota Motor Credit Corp.
(a)
(SOFR + 0.23%), 0.28%, 12/13/21 ..... 22,500 22,500,675
(SOFR + 0.15%), 0.20%, 08/15/22 ..... 32,411 32,410,354
Total Corporate Bonds — 0.6%
(Cost: $54,911,000) .............................. 54,911,029
Municipal Bonds — 5.1%
Arizona — 0.6%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9049, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.33%, 12/03/21 ................. 4,514 4,513,750
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9052, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. 10,000 10,000,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9060TX, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. 8,146 8,145,503
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9070, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.47%, 11/28/21 ................. 10,000 10,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-004, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21 12,865 12,865,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0949,
COP, VRDN (Royal Bank of Canada LIQ),
0.15%, 11/05/21 ................. 6,885 6,885,000
52,409,253
California — 0.1%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9042, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.23%, 11/05/21 ................. 3,155 3,155,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-001, VRDP
(Barclays Bank plc LOC), 0.27%, 12/03/21 1,000 1,000,000

TempFund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
California (continued)
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XMT0955, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21 ................. USD 3,670 $ 3,670,000
7,825,000
Colorado — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-008, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(d)
(e)(f)
.......................... 4,000 4,000,000
Louisiana — 0.0%
Mizuho Floater/Residual Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-MIZ9054, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.34%, 12/03/21
(d)(e)(f)
.............. 3,915 3,915,000
Nebraska — 0.0%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-006, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(d)
(e)(f)
.......................... 1,000 1,000,000
Nevada — 0.0%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9074, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(d)(e)(f)
.............. 1,000 1,000,000
New York — 0.8%
(f)
State of New York Mortgage Agency, Series
2021-238, RB, VRDN (Barclays Bank plc
LOC), 0.10%, 11/05/21 ............. 27,000 27,000,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1246, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... 13,300 13,300,000
Taxable Series 2021-XFT1210, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1210, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... 22,435 22,435,000
Tender Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1253, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21
(d)(e)
............... 3,600 3,600,000
66,335,000
North Carolina — 0.1%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9078, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(d)(e)(f)
.............. 5,600 5,600,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9067TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.34%, 12/03/21
(d)(e)(f)
.............. 5,370 5,370,000
Security
Par (000)
Par (000) Value
Other — 2.8%
(d)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9036, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(e)
................ USD 17,500 $ 17,500,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-MIZ9043, RB, VRDN
(Mizuho Bank Ltd. LOC), 0.23%, 11/05/21
(e)
31,095 31,095,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9065TX, RB,
VRDN (Mizuho Capital Markets LLC LIQ),
0.34%, 12/03/21
(e)
................ 2,750 2,750,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9066TX, RB,
VRDN, 0.34%, 12/03/21
(e)
........... 2,340 2,340,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9071, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21
(e)
................ 4,700 4,700,000
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9076, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 11/05/21
(e)
................ 1,000 1,000,000
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XF2926T, RB, VRDN (Mizuho Capital
Markets LLC LOC), 0.23%, 11/05/21
(e)
... 42,770 42,770,000
Taxable Municipal Funding Trust, Series
2021-BTMFT-007, RB, VRDN (Barclays
Bank plc LOC), 0.27%, 12/03/21 ...... 9,000 9,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-TMFT005, RB, VRDN
(Barclays Bank plc LOC), 0.13%, 11/05/21
(e)
8,925 8,925,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-007, VRDN,
0.27%, 12/03/21
(e)
................ 700 700,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-012, RB, VRDN
(Barclays Bank plc LOC), 0.13%, 11/05/21
(e)
9,300 9,300,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-11, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(e)
12,975 12,975,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2908, RB,
VRDN (Mizuho Capital Markets LLC LOC),
0.23%, 11/05/21
(e)
................ 9,145 9,145,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-002, RB, VRDN
(Barclays Bank plc LOC), 0.27%, 12/03/21
(e)
28,000 28,000,000
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-BTMFT-003, RB, VRDN
(Barclays Bank plc LOC), 0.13%, 11/05/21
(e)
59,715 59,715,000
239,915,000

2021
BlackRock Annual Report to Shareholders
TempFund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Texas — 0.7%
(d)(e)(f)
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-MIZ9064, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.34%, 12/03/21 ................. USD 500 $ 500,000
Taxable Municipal Funding Trust, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XFT1216, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.12%, 11/05/21 ................. 2,905 2,905,000
Taxable Series 2020-XF2907, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XF2907, RB, VRDN
(Mizuho Capital Markets LLC LOC),
0.23%, 11/05/21 ................. 53,910 53,910,000
57,315,000
Total Municipal Bonds — 5.1%
(Cost: $444,684,253) ............................. 444,684,253
Time Deposits — 20.1%
ABN AMRO Bank NV
0.08%, 11/01/21 ................. 82,000 82,000,000
0.08%, 11/02/21 ................. 20,000 20,000,000
0.08%, 11/03/21 ................. 47,000 47,000,000
0.08%, 11/04/21 ................. 74,000 74,000,000
Credit Agricole Corporate and Investment
Bank SA
0.07%, 11/01/21 ................. 169,780 169,780,000
0.10%, 11/02/21 ................. 108,000 108,000,000
0.10%, 11/05/21 ................. 52,000 52,000,000
DNB Bank ASA, 0.05%, 11/01/21 ........ 100,000 100,000,000
Erste Group Bank AG, 0.07%, 11/01/21 .... 8,000 8,000,000
ING Bank NV, 0.08%, 11/02/21 .......... 200,000 200,000,000
KBC Bank NV, 0.06%, 11/01/21 ......... 200,000 200,000,000
Mizuho Bank Ltd., 0.07%, 11/01/21 ....... 75,000 75,000,000
Royal Bank of Canada, 0.05%, 11/01/21 ... 175,000 175,000,000
Skandinaviska Enskilda Banken AB,
0.05%, 11/01/21 ................. 75,000 75,000,000
Svenska Handelsbanken AB, 0.05%, 11/01/21 150,000 150,000,000
Swedbank AB, 0.05%, 11/01/21 ......... 200,000 200,000,000
Total Time Deposits — 20.1%
(Cost: $1,735,780,000) ........................... 1,735,780,000
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Obligations — 0.1%
United States International Development
Finance Corp. Variable Rate Notes,
(3 Month Treasury Bill Rate + 0.00%),
0.09%, 11/05/21
(a)
............... USD 5,500 $ 5,500,000
Total U.S. Government Sponsored Agency Obligations — 0.1%
(Cost: $5,500,000) .............................. 5,500,000
U.S. Treasury Obligations — 0.5%
U.S. Treasury Bills, 0.08%, 12/30/21
(b)
..... 50,000 49,993,239
Total U.S. Treasury Obligations — 0.5%
(Cost: $49,990,986) .............................. 49,993,239
Total Repurchase Agreements — 18.5%
(Cost: $1,597,000,000) ........................... 1,597,000,000
Closed-End Investment Companies — 0.5%
California — 0.5%
Nuveen California Quality Municipal Income
Fund, VRDP, (JP Morgan Chase Bank NA
LOC), 0.14%, 11/05/21
(f)
............ 40,800 40,800,000
Total Closed-End Investment Companies — 0.5%
(Cost: $40,800,000) .............................. 40,800,000
Total Investments — 100.4%
(Cost: $8,686,770,956 )
(g)
.......................... 8,687,080,200
Liabilities in Excess of Other Assets — (0.4)% ............ (32,629,703)
Net Assets — 100.0% .............................. $ 8,654,450,497
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Rates are the current rate or a range of current rates as of period end.
(c)
Issuer is a U.S. branch of a foreign domiciled bank.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(f)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(g)
Cost for U.S. federal income tax purposes.

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.05%
(a)
10/29/21 11/01/21 $ 150,000 $ 150,000 $ 150,000,625
U.S. Treasury
Obligations, 0.00% to
6.63%, due 11/15/21 to
08/15/51 ......... $ 156,618,510 $ 153,000,009
0.39
(b)
10/29/21 12/03/21 48,000 48,000 48,018,200
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.8 4% to
8.50%, due 04/20/22 to
09 / 23/61 ......... 50,930,414 51,248,226
$ – $ –
$ 198,000 $ 204,248,235
$ – $ –
Bank of Montreal ...... 0.16 10/29/21 11/05/21 27,000 27,000 27,000,840
U.S. Government
Sponsored Agency
Obligations, 1.21% to
5.96%, due 05/01/28 to
10/15/61 ......... 254,925,679 28,217,942
$ – $ –
Barclays Bank plc ..... 0.17
(c)
10/29/21 11/01/21 84,000 84,000 84,001,190
Corporate/Debt
Obligations, 0.86% to
4.30%, due 07/15/24 to
02/08/51 ......... 84,173,000 88,200,486
0.29
(c)
10/29/21 11/01/21 42,000 42,000 42,001,015
Corporate/Debt
Obligations, 4.63% to
8.13%, due 11/15/24 to
02/01/50 ......... 44,144,000 47,809,339
0.57
(b)
10/29/21 02/01/22 13,000 13,000 13,019,554
Corporate/Debt
Obligations, 5.00%, due
07/01/34 to 05/01/46 11,375,000 13,914,782
$ – $ –
$ 139,000 $ 149,924,607
$ – $ –
Barclays Capital, Inc. ... 0.30
(b)
10/29/21 12/03/21 51,000 51,000 51,014,875
U.S. Treasury
Obligation, 0.00%, due
04/21/22 ......... 52,035,100 52,020,010
0.57
(b)
10/29/21 02/01/22 13,000 13,000 13,019,554
Corporate/Debt
Obliga tions, 1.05% to
3.79%, due 09/16/50 to
09/17 /54 ......... 60,056,653 13,910,000
$ – $ –
$ 64,000 $ 65,930,010
$ – $ –
BNP Paribas SA ...... 0.17
(c)
10/29/21 11/01/21 20,000 20,000 20,000,283
Corporate/Debt
Obligations, 0.50% to
7.50%, due 10/26/23 to
10/21/51 ......... 19,977,000 21,000,106
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.05
(a)
10/29/21 11/01/21 90,000 90,000 90,000,375
U.S. Treasury
Obligations, 0.75% to
5.50%, due 05/31/28 to
04/15/29 ......... 69,268,434 91,800,012
0.06 10/29/21 11/01/21 1,000 1,000 1,000,005
U.S. Government
Sponsored Agency
Obligations, 7.62% to
35.55%, due 07/25/36
to 11/25/40 ....... 1,868,764 1,070,000
0.12
(c)
10/29/21 11/01/21 29,000 29,000 29,000,290
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.00% to
5.00%, due 11/01/21 to
05/15/37 ......... 22,980,252 29,825,947

2021
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.36%
(b)
10/29/21 12/30/21 $ 5,000 $ 5,000 $ 5,003,100
U.S. Government
Sponsored Agency
Obligations, 3.00% to
3.50%, due 04/15/42 to
11/15/42 ......... $ 16,653,529 $ 5,100,000
$ – $ –
$ 125,000 $ 127,795,959
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.05 10/29/21 11/01/21 50,000 50,000 50,000,208
U.S. Government
Sponsored Agency
Obligations, 2.50%, due
04/01/51 to 09/01/51 50,996,351 51,500,000
0.05
(a)
10/29/21 11/01/21 145,000 145,000 145,000,604
U.S. Treasury
Obligations, 0.13% to
3.00%, due 11/15/21 to
02/15/50 ......... 124,637,820 147,900,013
0.14
(b)
10/29/21 11/05/21 115,000 115,000 115,003,131
U.S. Government
Sponsored Agency
Obligations, U.S.
Treasury Obligations
and Corporate/Debt
Obligations, 0.13% to
10.63%, due 05/20/22
to 05/15/97 ....... 141,735,770 124,311,165
$ – $ –
$ 310,000 $ 323,711,178
$ – $ –
Credit Suisse Securities
USA LLC ......... 0.66
(b)
10/29/21 02/01/22 80,000 80,000 80,139,333
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 0.38% to
9.25%, due 03/01/23 to
12/16/52 ......... 288,816,800 88,905,982
$ – $ –
Fixed Income Clearing
Corporation ....... 0.05 10/29/21 11/01/21 36,000 36,000 36,000,150
U.S. Treasury
Obligation, 0.05%, due
11/01/21 ......... 37,687,800 36,720,002
$ – $ –
HSBC Securities USA, Inc. 0.19
(c)
10/29/21 11/01/21 17,000 17,000 17,000,269
Corporate/Debt
Obligations, 2.00% to
5.15%, due 02/15/23 to
05/10/46 ......... 16,199,600 17,850,029
0.27
(c)
10/29/21 11/01/21 9,500 9,500 9,500,214
Corporate/Debt
Obligations, 2.30% to
5.45%, due 04/01/24 to
11/15/79 ......... 8,534,000 9,975,069
$ – $ –
$ 26,500 $ 27,825,098
$ – $ –
JP Morgan Securities LLC 0.05 10/29/21 11/01/21 1,000 1,000 1,000,004
U.S. Government
Sponsored Agency
Obligations, 3.00% to
5.00%, due 10/20/49 to
10/20/51 ......... 948,564 1,020,001
0.09
(b)
10/29/21 11/05/21 59,000 59,000 59,001,004
U.S. Government
Sponsored Agency
Obligations, 0.41% to
4.00%, due 03/16/42 to
12/16/61 ......... 726,950,860 61,950,000
0.25
(c)
10/29/21 11/01/21 2,500 2,500 2,500,052
Corporate/Debt
Obligations, 0.16 % to
5.00%, due 03/20/25 to
09/25/51 ......... 617,230,908 2,675,000
0.37
(b)
10/29/21 11/05/21 82,000 82,000 82,005,900
Corporate/Debt
Obligations, 2.38% to
8.88%, due 11/10/21 to
08/15/96 ......... 82,185,586 87,211,014

TempFund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.42%
(b)
10/29/21 11/05/21 $ 50,000 $ 50,000 $ 50,004,083
Corporate/Debt
Obligations, 0.17% to
5.95%, due 01/07/22 to
06/25/56 ......... $ 565,207,848 $ 53,807,027
0.48
(b)
10/29/21 01/27/22 65,000 65,000 65,078,365
Corporate/Debt
Obl igations, 0.00% to
6.50%, due 01/09/23 to
12/01/61 ......... 1,317,796,481 70,480,760
$ – $ –
$ 259,500 $ 277,143,802
$ – $ –
Mizuho Securities USA
LLC ............. 0.22
(c)
10/29/21 11/01/21 71,000 71,000 71,001,302
Corporate/Debt
Obligations, 3.00% to
5.00%, due 11/15/21 to
03/15/58 ......... 65,320,000 75,975,520
0.49
(b)
10/29/21 12/03/21 8,000 8,000 8,003,788
Corporate/Debt
Obligations, 4.00% to
5.00%, due 03/01/31 to
04/01/45 ......... 6,850,000 8,561,910
$ – $ –
$ 79,000 $ 84,537,430
$ – $ –
TD Securities USA LLC .. 0.15
(c)
10/29/21 11/01/21 25,000 25,000 25,000,313
Corporate/Debt
Obligations, 0.53% to
3.52%, due 06/18/25 to
07/15/30 ......... 26,142,000 26,750,076
$ – $ –
Wells Fargo Securities
LLC ............. 0.19
(c)
10/29/21 11/01/21 134,000 134,000 134,002,122
Corporate/Debt
Obligations, 0.44% to
6.02%, due 11/15/23 to
06/17 /52 ......... 174,288,033 143,380,739
0.22 10/29/21 11/05/21 10,000 10,000 10,000,428
U.S. Government
Sponsored Agen cy
Obligations, 0.00%, due
11/30/21 to 01/11 /2 2 . 10,501,958 10,500,001
0.27 08/11/21 11/09/21 24,000 24,000 24,016,200
Corporate/Debt
Obligations, 0.33% to
4.99%, due 03/12/36 to
07/16 /60 ......... 71,018,179 25,680,000
0.27 08/16/21 11/12/21 40,000 40,000 40,026,400
Corp orate/Debt
Obligations, 3.40%, due
01/11/22 to 02/20/25 . 41,936,160 42,000,001
$ – $ –
$ 208,000 $ 221,560,741
$ – $ –
$ 1,597,000 $ 1,684,271,168
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

2021
BlackRock Annual Report to Shareholders
TempFund

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 8,687,080,200 $ — $ 8,687,080,200

T-Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 32.8%
U.S. Treasury Bills
(a)
0.05%, 11/18/21 ................. USD 425,835 $ 425,823,940
0.05%, 11/26/21 ................. 1,808,615 1,808,546,048
0.05%, 11/30/21 ................. 4,678,930 4,678,726,871
0.07%, 12/16/21 ................. 4,011,892 4,011,641,398
0.08%, 12/28/21 ................. 164,366 164,352,988
0.08%, 12/30/21 ................. 369,928 369,894,455
0.07%, 01/18/22 ................. 508,865 508,815,386
0.06%, 01/20/22 ................. 168,369 168,350,492
0.06%, 01/27/22 ................. 1,175,019 1,174,874,908
0.06%, 02/01/22 ................. 374,040 373,992,206
0.06%, 02/03/22 ................. 2,182,545 2,182,231,557
0.05%, 02/08/22 ................. 103,590 103,574,332
0.05%, 02/10/22 ................. 1,744,546 1,744,301,679
0.06%, 02/22/22 ................. 1,282,740 1,282,518,549
0.06%, 02/24/22 ................. 129,270 129,249,353
0.06%, 03/17/22 ................. 262,200 262,150,473
0.06%, 03/24/22 ................. 1,396,505 1,396,255,375
0.06%, 04/14/22 ................. 823,945 823,738,353
0.07%, 04/28/22 ................. 492,144 492,000,470
0.11%, 08/11/22 ................. 38,000 37,976,102
0.12%, 09/08/22 ................. 597,260 596,873,027
U.S. Treasury Notes
1.50%, 11/30/21 ................. 229,730 229,980,628
1.75%, 11/30/21 ................. 160,685 160,891,299
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.21%, 01/31/22
(b)
... 1,131,945 1,131,885,852
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.50%, 02/15/22 ................. USD 28,315 $ 28,512,656
1.75%, 02/28/22 ................. 128,555 129,262,147
1.88%, 02/28/22 ................. 100,000 100,593,713
0.38%, 03/31/22 ................. 28,555 28,588,046
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.17%, 04/30/22
(b)
... 1,757,085 1,757,181,824
1.75%, 05/15/22 ................. 148,005 149,332,643
2.13%, 05/15/22 ................. 225,795 228,272,455
1.75%, 06/15/22 ................. 26,945 27,224,985
0.13%, 06/30/22 ................. 100,350 100,385,832
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.11%, 07/31/22
(b)
... 2,062,049 2,062,041,819
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.11%, 10/31/22
(b)
... 3,270,000 3,269,976,228
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.10%, 01/31/23
(b)
... 3,853,068 3,853,467,719
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.09%, 04/30/23
(b)
... 1,100,530 1,100,596,586
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.08%, 07/31/23
(b)
... 2,666,270 2,666,381,570
Total U.S. Treasury Obligations — 32.8%
(Cost: $39,760,463,964) ........................... 39,760,463,964
Total Repurchase Agreements — 64.2%
(Cost: $77,754,233,842) ........................... 77,754,233,842
Total Investments — 97.0%
(Cost: $117,514,697,806 ) .......................... 117,514,697,806
Other Assets Less Liabilities — 3.0% ................... 3,684,772,892
Net Assets — 100.0% .............................. $ 121,199,470,698
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
A t Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ..... 0.05%
(a)
10/29/21 11/01/21 $ 250,000 $ 250,000 $ 250,001,042
U.S. Treasury
Obligations, 0.00% to
6.63%, due 11/15/21 to
08/15/51 ......... $ 261,030,850 $ 255,000,016
0.05 10/29/21 11/01/21 105,000 105,000 105,000,438
U.S. Treasury
Obligations, 1.50% to
2.25%, due 02/15/27 to
02/15/30 ......... 103,261,700 107,100,089
0.05 10/29/21 11/01/21 50,000 50,000 50,000,208
U.S. Treasury
Obligations, 2.25% to
2.75%, due 04/15/22 to
02/15/28 ......... 46,842,500 51,000,030
$ – $ –
$ 405,000 $ 413,100,135
$ – $ –
Bank of Montreal ...... 0.05 10/29/21 11/01/21 5,000 5,000 5,000,021
U.S. Treasury
Obligations, 0.00% to
3.38%, due 09/30/22 to
05/15/51 ......... 4,857,382 5,100,000
$ – $ –

2021
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of Nova Scotia (The) 0.05% 10/29/21 11/01/21 $ 72,933 $ 72,933 $ 72,933,304
U.S. Treasury
Obligations, 0.13% to
5.25%, due 04/30/23 to
02/15/45 ......... $ 56,020,200 $ 74,392,030
0.05 10/29/21 11/01/21 100,000 100,000 100,000,417
U.S. Treasury
Obligations, 0.00% to
3.00%, due 01/15/22 to
05/15/45 ......... 97,133,200 102,000,439
$ – $ –
$ 172,933 $ 176,392,469
$ – $ –
Barclays Bank plc ..... 0.05 10/29/21 11/01/21 250,000 250,000 250,001,042
U.S. Treasury
Obligations, 3.38% to
4.75%, due 02/15/37 to
11/15/48 ......... 188,099,700 255,000,066
0.05 10/29/21 11/01/21 200,000 200,000 200,000,833
U.S. Treasury
Obligations, 0.13% to
2.88%, due 05/31/22 to
07/31/28 ......... 200,106,900 204,000,063
$ – $ –
$ 450,000 $ 459,000,129
$ – $ –
Barclays Capital, Inc. ... 0.05 10/29/21 11/01/21 5,000 5,000 5,000,021
U.S. Treasury
Obligation, 0.13%, due
04/15/22 ......... 4,449,100 5,100,020
$ – $ –
BNP Paribas SA ...... 0.05 10/29/21 11/01/21 5,215,000 5,215,000 5,215,021,729
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/04/21 to
05/15/51 ......... 5,824,802,203 5,319,300,000
0.07
(b)
07/22/21 11/12/21 200,000 200,000 200,043,944
U.S. Treasury
Obligations, 0.00% to
6.38%, due 04/30/22 to
02/15/51 ......... 210,220,281 204,000,000
$ – $ –
$ 5,415,000 $ 5,523,300,000
$ – $ –
Citibank NA .......... 0.05 10/29/21 11/01/21 100,000 100,000 100,000,417
U.S. Treasury
Obligations, 0.00% to
8.00%, due 11/02/21 to
08/15/51 ......... 58,537,614 102,000,017
$ – $ –
Citigroup Global Markets,
Inc. ............. 0.05
(a)
10/29/21 11/01/21 385,000 385,000 385,001,604
U.S. Treasury
Obligations, 0.75% to
5.50%, due 05/31/28 to
04/15/29 ......... 296,314,974 392,700,050
0.05 10/29/21 11/01/21 40,000 40,000 40,000,167
U.S. Treasury
Obligations, 0.75% to
4.38%, due 11/15/40 to
02/15/42 ......... 26,742,200 40,800,011
0.05 10/29/21 11/01/21 50,000 50,000 50,000,208
U.S. Treasury
Obligations, 1.13% to
3.63%, due 02/15/28 to
05/15/28 ......... 45,667,200 51,000,018
0.06 10/29/21 11/05/21 1,000,000 1,000,000 1,000,010,694
U.S. Treasury
Obligations, 0.13% to
7.63%, due 11/15/22 to
05/15/50 ......... 834,080,100 1,020,000,004
$ – $ –
$ 1,475,000 $ 1,504,500,083
$ – $ –
Credit Agricole Corporate
and Investment Bank
SA ............. 0.05
(a)
10/29/21 11/01/21 800,000 800,000 800,003,333
U.S. Treasury
Obligations, 0.13% to
3.00%, due 11/15/21 to
02/15/50 ......... 687,656,900 816,000,021
0.05 10/29/21 11/01/21 250,000 250,000 250,001,042
U.S. Treasury
Obligation, 0.13%, due
10/15/26 ......... 232,251,200 255,000,080

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.05% 10/29/21 11/01/21 $ 100,000 $ 100,000 $ 100,000,417
U.S. Treasury
Obligations, 0.63% to
1.13%, due 07/31/26 to
08/31/28 ......... $ 104,192,400 $ 102,000,053
$ – $ –
$ 1,150,000 $ 1,173,000,154
$ – $ –
Credit Suisse AG ...... 0.05 10/29/21 11/01/21 350,000 350,000 350,001,458
U.S. Treasury
Obligations, 0.00% to
6.00%, due 11/09/21 to
05/15/38 ......... 338,447,700 357,000,004
$ – $ –
Deutsche Bank AG ..... 0.05 10/29/21 11/01/21 200,000 200,000 200,000,833
U.S. Treasury
Obligations, 0.13% to
3.13%, due 03/15/22 to
11/15/28 ......... 201,555,300 204,000,051
$ – $ –
Federal Reserve Bank of
New York ......... 0.05 10/29/21 11/01/21 54,750,000 54,750,000 54,750,228,125
U.S. Treasury
Obligations, 0.13% to
2.63%, due 06/30/22 to
08/15/50 ......... 54,444,690,800 54,750,228,178
$ – $ –
Fixed Income Clearing
Corporation ....... 0.05 10/29/21 11/01/21 33,199 33,199 33,198,668
U.S. Treasury
Obligation, 2.75%, due
08/15/42 ......... 30,000,000 33,862,638
0.05 10/29/21 11/01/21 10,908 10,908 10,908,001
U.S. Treasury
Obligation, 2.25%, due
05/15/41 ......... 10,647,000 11,126,160
0.05 10/29/21 11/01/21 750,000 750,000 750,003,125
U.S. Treasury
Obligations, 0.05%, due
11/01/21 ......... 811,885,100 765,000,040
0.05 10/29/21 11/01/21 69,771 69,771 69,771,247
U.S. Treasury
Obligation, 2.50%, due
05/15/46 ......... 64,550,000 71,166,666
0.05 10/29/21 11/01/21 4,040 4,040 4,039,723
U.S. Treasury
Obligation, 0.25%, due
02/15/50 ......... 3,350,000 4,120,517
0.05 10/29/21 11/01/21 23,347 23,347 23,347,156
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,900,000 23,814,097
0.05 10/29/21 11/01/21 102,696 102,696 102,696,506
U.S. Treasury
Obligation, 2.25%, due
08/15/46 ......... 100,000,000 104,750,428
0.05 10/29/21 11/01/21 123,676 123,676 123,676,986
U.S. Treasury
Obligation, 2.75%, due
11/15/47 ......... 108,750,000 126,150,515
0.05 10/29/21 11/01/21 71,324 71,324 71,323,827
U.S. Treasury
Obligation, 3.00%, due
05/15/47 ......... 60,000,000 72,750,297
0.05 10/29/21 11/01/21 2,445 2,445 2,445,108
U.S. Treasury
Obligation, 1.38%, due
08/15/50 ......... 2,900,000 2,494,010
0.05 10/29/21 11/01/21 159,500 159,500 159,500,665
U.S. Treasury
Obligation, 2.88%, due
05/15/49 ......... 136,000,000 162,690,665
0.05 10/29/21 11/01/21 11,838 11,838 11,838,285
U.S. Treasury
Obligation, 3.00%, due
02/15/48 ......... 10,000,000 12,075,049
0.05 10/29/21 11/01/21 9,442 9,442 9,442,441
U.S. Treasury
Obligation, 1.25%, due
05/15/50 ......... 11,500,000 9,631,289
0.05 10/29/21 11/01/21 92,528 92,528 92,528,823
U.S. Treasury
Obligation, 1.75%, due
08/15/41 ......... 98,697,000 94,379,392
0.05 10/29/21 11/01/21 305,804 305,804 305,805,049
U.S. Treasury
Obligation, 2.50%, due
02/15/45 ......... 286,165,000 311,921,124

2021
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.05% 10/29/21 11/01/21 $ 24,529 $ 24,529 $ 24,529,514
U.S. Treasury
Obligation, 3.13%, due
11/15/41 ......... $ 20,850,000 $ 25,020,102
0.05 10/29/21 11/01/21 179,920 179,920 179,920,493
U.S. Treasury
Obligation, 3.00%, due
11/15/44 ......... 154,055,100 183,518,888
0.05 10/29/21 11/01/21 60,706 60,706 60,706,135
U.S. Treasury
Obligation, 3.63%, due
08/15/43 ......... 48,000,000 61,920,253
0.05 10/29/21 11/01/21 102,941 102,941 102,941,605
U.S. Treasury
Obligation, 2.00%, due
02/15/50 ......... 105,000,000 105,000,429
0.05 10/29/21 11/01/21 5,650 5,650 5,649,533
U.S. Treasury
Obligation, 2.75%, due
08/15/47 ......... 5,000,000 5,762,524
0.05 10/29/21 11/01/21 88,022 88,022 88,021,935
U.S. Treasury
Obligation, 3.00%, due
08/15/48 ......... 74,200,000 89,782,367
0.05 10/29/21 11/01/21 17,715 17,715 17,715,392
U.S. Treasury
Obligation, 3.13%, due
08/15/44 ......... 14,980,000 18,069,699
0.06 10/29/21 11/01/21 1,000,000 1,000,000 1,000,004,583
U.S. Treasury
Obligations, 0.50% to
0.75%, due 03/31/26 to
10/31/27 ......... 1,065,358,900 1,020,000,088
$ – $ –
$ 3,250,001 $ 3,315,007,237
$ – $ –
Goldman Sachs & Co. LLC 0.05 10/29/21 11/01/21 190,000 190,000 190,000,792
U.S. Treasury
Obligations, 0.00% to
3.13%, due 01/20/22 to
05/15/48 ......... 184,325,500 193,800,030
$ – $ –
HSBC Securities USA, Inc. 0.05 10/29/21 11/01/21 175,000 175,000 175,000,729
U.S. Treasury
Obligations, 0.00% to
6.00%, due 01/20/22 to
08/15/51 ......... 194,183,159 178,500,014
0.05
(c)
10/29/21 11/01/21 355,000 355,000 355,001,479
U.S. Treasury
Obligations, 0.00% to
3.00%, due 06/30/22 to
02/15/48 ......... 365,203,292 362,100,027
0.05 10/29/21 11/01/21 160,000 160,000 160,000,667
U.S. Treasury
Obligations, 0.00%, due
11/16/21 to 08/15/51 . 187,770,926 163,200,001
0.06
(b)
10/29/21 11/08/21 722,000 722,000 722,012,033
U.S. Treasury
Obligations, 0.00% to
4.25%, due 02/15/22 to
05/15/51 ......... 836,073,698 736,440,004
0.06
(b)
10/29/21 11/08/21 888,085 888,085 888,099,802
U.S. Treasury
Obligations, 0.00% to
6.38%, due 11/15/21 to
05/15/51 ......... 985,208,013 905,846,703
$ – $ –
$ 2,300,085 $ 2,346,086,749
$ – $ –
JP Morgan Securities LLC 0.05 10/29/21 11/01/21 25,000 25,000 25,000,104
U.S. Treasury
Obligations, 0.00% to
2.38%, due 09/08/22 to
08/15/24 ......... 24,282,400 25,500,203
0.05 10/29/21 11/01/21 12,000 12,000 12,000,050
U.S. Treasury
Obligations, 0.00% to
2.38%, due 11/23/21 to
08/15/24 ......... 11,758,600 12,240,018
0.05
(c)
10/29/21 11/01/21 250,000 250,000 250,001,042
U.S. Treasury
Obligations, 0.13% to
0.25%, due 09/30/22 to
09/30/23 ......... 255,383,200 255,000,076

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.05%
(b)
10/29/21 11/08/21 $ 2,250,000 $ 2,250,000 $ 2,250,031,250
U.S. Treasury
Obligations, 0.00% to
7.50%, due 07/14/22 to
12/31/24 ......... $ 2,302,631,600 $ 2,295,000,008
$ – $ –
$ 2,537,000 $ 2,587,740,305
$ – $ –
MUFG Securities
Americas, Inc. ...... 0.05 10/29/21 11/01/21 30,000 30,000 30,000,125
U.S. Treasury
Obligations, 0.13% to
6.63%, due 09/15/23 to
04/15/32 ......... 13,405,400 30,600,021
0.05
(b)
10/29/21 11/08/21 200,000 200,000 200,002,778
U.S. Treasury
Obligations, 0.00% to
4.38%, due 11/23/21 to
02/15/38 ......... 188,510,000 204,000,056
$ – $ –
$ 230,000 $ 234,600,077
$ – $ –
Natixis SA ........... 0.05 10/29/21 11/01/21 709,000 709,000 709,002,954
U.S. Treasury
Obligations, 0.00% to
6.00%, due 11/04/21 to
05/15/51 ......... 655,848,800 723,180,073
0.05
(c)
10/29/21 11/01/21 753,000 753,000 753,003,138
U.S. Treasury
Obligations, 0.00% to
6.38%, due 11/04/21 to
02/15/51 ......... 757,795,100 768,060,029
0.05
(b)
10/29/21 11/08/21 500,000 500,000 500,006,944
U.S. Treasury
Obligations, 0.00% to
3.63%, due 12/15/21 to
02/15/51 ......... 466,676,100 510,000,066
$ – $ –
$ 1,962,000 $ 2,001,240,168
$ – $ –
Nomura Securities
International, Inc. .... 0.05 10/29/21 11/01/21 1,500,000 1,500,000 1,500,006,250
U.S. Treasury
Obligations, 0.00% to
3.75%, due 11/30/21 to
08/15/41 ......... 1,516,832,500 1,530,000,131
$ – $ –
Prudential Insurance Co.
of America ........ 0.06 10/29/21 11/01/21 52,650 52,650 52,650,263
U.S. Treasury
Obligation, 2.88%, due
11/15/46 ......... 45,000,000 53,703,263
0.06 10/29/21 11/01/21 25,600 25,600 25,600,128
U.S. Treasury
Obligation, 0.00%, due
11/15/41 ......... 40,000,000 26,112,128
0.06 10/29/21 11/01/21 29,250 29,250 29,250,146
U.S. Treasury
Obligation, 0.00%, due
02/15/47 ......... 50,000,000 29,835,146
0.06 10/29/21 11/01/21 15,625 15,625 15,625,078
U.S. Treasury
Obligation, 0.00%, due
05/15/34 ......... 20,000,000 15,937,678
0.06 10/29/21 11/01/21 17,100 17,100 17,100,085
U.S. Treasury
Obligation, 0.00%, due
02/15/38 ......... 24,000,000 17,442,085
0.06 10/29/21 11/01/21 27,738 27,738 27,737,639
U.S. Treasury
Obligation, 0.00%, due
08/15/33 ......... 35,000,000 28,292,389
0.06 10/29/21 11/01/21 85,250 85,250 85,250,426
U.S. Treasury
Obligation, 0.00%, due
05/15/30 ......... 100,000,000 86,955,426
0.06 10/29/21 11/01/21 9,956 9,956 9,956,300
U.S. Treasury
Obligation, 0.00%, due
08/15/41 ......... 15,000,000 10,155,500
0.06 10/29/21 11/01/21 67,500 67,500 67,500,337
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 100,000,000 68,850,337
0.06 10/29/21 11/01/21 88,125 88,125 88,125,441
U.S. Treasury
Obligation, 0.00%, due
08/15/47 ......... 150,000,000 89,887,941

2021
BlackRock Annual Report to Shareholders
T-Fund

Schedule of Investments
(continued)
October 31, 2021
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000)
At Value
(000)
Proceeds
Including Interest Position Original Par
Position Received,
At Value
0.06% 10/29/21 11/01/21 $ 53,938 $ 53,938 $ 53,937,770
U.S. Treasury
Obligation, 2.38%, due
11/15/49 ......... $ 50,000,000 $ 55,016,770
0.06 10/29/21 11/01/21 15,794 15,794 15,793,829
U.S. Treasury
Obligation, 0.00%, due
05/15/31 ......... 19,000,000 16,109,609
0.06 10/29/21 11/01/21 14,685 14,685 14,685,073
U.S. Treasury
Obligation, 0.00%, due
05/15/40 ......... 22,000,000 14,978,773
0.06 10/29/21 11/01/21 54,360 54,360 54,360,272
U.S. Treasury
Obligation, 0.00%, due
11/15/35 ......... 72,000,000 55,447,472
0.06 10/29/21 11/01/21 22,433 22,433 22,432,612
U.S. Treasury
Obligation, 3.38%, due
05/15/44 ......... 18,000,000 22,881,352
0.06 10/29/21 11/01/21 77,798 77,798 77,797,889
U.S. Treasury
Obligation, 0.00%, due
08/15/43 ......... 123,000,000 79,353,839
0.06 10/29/21 11/01/21 77,963 77,963 77,962,890
U.S. Treasury
Obligation, 0.00%, due
05/15/38 ......... 110,000,000 79,522,690
0.06 10/29/21 11/01/21 58,700 58,700 58,700,294
U.S. Treasury
Obligation, 0.00%, due
02/15/37 ......... 80,000,000 59,874,693
0.06 10/29/21 11/01/21 46,988 46,988 46,987,735
U.S. Treasury
Obligation, 0.00%, due
02/15/40 ......... 70,000,000 47,927,835
0.06 10/29/21 11/01/21 19,530 19,530 19,530,098
U.S. Treasury
Obligation, 0.00%, due
11/15/39 ......... 28,000,000 19,920,698
0.06 10/29/21 11/01/21 8,235 8,235 8,235,041
U.S. Treasury
Obligation, 0.00%, due
05/15/39 ......... 12,000,000 8,399,801
$ – $ –
$ 869,21 8 $ 886,605,425
$ – $ –
Societe Generale SA ... 0.05 10/29/21 11/01/21 430,000 430,000 430,001,792
U.S. Treasury
Obligations, 0.00% to
7.63%, due 11/01/21 to
11/15/48 ......... 371,097,222 438,600,004
$ – $ –
TD Securities USA LLC .. 0.05 10/29/21 11/01/21 8,000 8,000 8,000,033
U.S. Treasury
Obligation, 1.25%, due
08/15/31 ......... 8,379,600 8,160,034
$ – $ –
$ 77,754,23 7 $ 78,214,561,400
$ – $ –
(a)
Traded in a joint account.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

T-Fund
Schedules of Investments

Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 117,514,697,806 $ — $ 117,514,697,806

2021
BlackRock Annual Report to Shareholders
Treasury Trust Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations — 97.1%
U.S. Treasury Bills
(a)
0.01%, 11/02/21 ................. USD 25,000 $ 24,999,986
0.01%, 11/04/21 ................. 1,261,000 1,260,995,046
0.02%, 11/09/21 ................. 365,000 364,997,161
0.03%, 11/12/21 ................. 4,890,000 4,889,927,812
0.04%, 11/16/21 ................. 9,105,585 9,105,425,893
0.05%, 11/18/21 ................. 1,150,000 1,149,974,382
0.05%, 11/23/21 ................. 7,392,445 7,392,293,803
0.05%, 11/26/21 ................. 8,680,280 8,679,970,699
0.05%, 11/30/21 ................. 9,556,075 9,555,717,704
0.06%, 12/02/21 ................. 4,192,845 4,192,649,942
0.05%, 12/07/21 ................. 6,060 6,059,712
0.06%, 12/09/21 ................. 252,665 252,654,464
0.06%, 12/14/21 ................. 4,746,424 4,746,169,180
0.07%, 12/16/21 ................. 4,897,767 4,897,521,813
0.06%, 12/21/21 ................. 3,939,665 3,939,417,733
0.08%, 12/23/21 ................. 361,495 361,476,725
0.08%, 12/28/21 ................. 4,652,490 4,652,127,422
0.08%, 12/30/21 ................. 2,924,070 2,923,895,634
0.06%, 01/04/22 ................. 2,029,726 2,029,563,122
0.05%, 01/11/22 ................. 5,392,665 5,392,185,901
0.07%, 01/18/22 ................. 1,495,000 1,494,854,237
0.06%, 01/20/22 ................. 750,000 749,916,667
0.06%, 01/27/22 ................. 4,398,500 4,397,915,257
0.06%, 02/22/22 ................. 1,350,000 1,349,766,937
0.06%, 03/03/22 ................. 475,000 474,911,465
0.06%, 03/24/22 ................. 376,000 375,932,790
0.12%, 09/08/22 ................. 254,710 254,544,970
U.S. Treasury Notes
2.00%, 11/15/21 ................. 22,055 22,070,792
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.50%, 11/30/21 ................. USD 906,620 $ 907,664,469
1.75%, 11/30/21 ................. 88,100 88,213,109
(US Treasury 3 Month Bill Money Market
Yield + 0.15%), 0.21%, 01/31/22
(b)
... 890,080 889,991,749
2.50%, 02/15/22 ................. 16,520 16,635,319
1.75%, 02/28/22 ................. 16,515 16,604,261
0.38%, 03/31/22 ................. 16,515 16,534,113
(US Treasury 3 Month Bill Money Market
Yield + 0.11%), 0.17%, 04/30/22
(b)
... 2,088,185 2,088,229,993
1.75%, 05/15/22 ................. 122,345 123,442,466
2.13%, 05/15/22 ................. 196,000 198,150,540
1.88%, 05/31/22 ................. 150,000 151,563,624
1.75%, 06/15/22 ................. 22,000 22,228,602
0.13%, 06/30/22 ................. 87,110 87,141,105
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.11%, 07/31/22
(b)
... 737,705 737,704,900
(US Treasury 3 Month Bill Money Market
Yield + 0.06%), 0.11%, 10/31/22
(b)
... 1,549,000 1,548,957,126
(US Treasury 3 Month Bill Money Market
Yield + 0.05%), 0.10%, 01/31/23
(b)
... 2,554,640 2,554,871,533
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.09%, 04/30/23
(b)
... 952,205 952,262,612
(US Treasury 3 Month Bill Money Market
Yield + 0.03%), 0.08%, 07/31/23
(b)
... 1,959,970 1,960,048,533
(US Treasury 3 Month Bill Money Market
Yield + 0.04%), 1.00%, 10/31/23
(b)
... 778,000 777,999,996
Total U.S. Treasury Obligations — 97.1%
(Cost: $98,076,181,299) ........................... 98,076,181,299
Total Investments — 97.1%
(Cost: $98,076,181,299 ) ........................... 98,076,181,299
Other Assets Less Liabilities — 2.9% ................... 2,955,448,459
Net Assets — 100.0% .............................. $ 101,031,629,758
(a)
Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 98,076,181,299 $ — $ 98,076,181,299

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 94.5%
Alabama — 0.2%
(a)(b)(c)
Alabama Federal Aid Highway Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2016-XF2373, RB,
VRDN (Citibank NA LIQ), 0.07%, 11/05/21 USD 5,000 $ 5,000,000
Homewood Alabama, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018G-37, GO, VRDN (Royal Bank
of Canada LOC), 0.08%, 11/05/21 ..... 4,000 4,000,000
9,000,000
Alaska — 0.4%
(c)
Alaska Housing Finance Corp., Series 2009D,
RB, VRDN (Federal Home Loan Bank
SBPA), 0.06%, 11/05/21 ............ 15,095 15,095,000
City of Valdez, Series 1993A, RB, VRDN,
0.03%, 11/01/21 ................. 5,870 5,870,000
20,965,000
Arizona — 0.3%
(c)
Arizona State University, Series 2008A, RB,
VRDN, 0.06%, 11/05/21 ............ 8,465 8,465,000
City of Phoenix Industrial Development
Authority, Series 2014B, RB, VRDN
(Northern Trust Co. SBPA), 0.02%, 11/01/21 3,150 3,150,000
Industrial Development Authority of the
County of Yavapai (The), Series 2010, RB,
VRDN (Bank of Nova Scotia (The) LOC),
0.09%, 11/05/21 ................. 5,000 5,000,000
16,615,000
California — 9.7%
California Health Facilities Financing
Authority, Series 2012C, RB, VRDN,
0.03%, 11/05/21
(c)
................ 4,755 4,755,000
California Municipal Finance Authority, Series
2010A, RB, VRDN, 0.02%, 11/01/21
(c)
... 2,800 2,800,000
City & County of San Francisco Public Utilities
Commission, Series 2021A-6 (State Street
Bank NA LOC), 0.07%, 11/16/21 ...... 81,046 81,046,000
City of Los Angeles, Series 2021, TAN,
4.00%, 06/23/22 ................. 100,000 102,493,730
City of Los Angeles Department of Airports,
Series 2021A-3 (Bank of America NA LOC),
0.07%, 01/04/22 ................. 7,250 7,248,847
City of Los Angeles Wastewater System, Series
2018C-2, RB, VRDN (Toronto-Dominion
Bank LOC), 0.04%, 11/05/21
(c)
........ 26,920 26,920,000
Golden Gate Bridge Highway & Transportation
District, Series 2021B (JPM Chase Bank NA
LOC), 0.05%, 11/01/21 ............. 3,000 2,999,985
Imperial Irrigation District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XM0488,
RB, VRDN (Royal Bank of Canada LIQ),
0.11%, 11/05/21
(a)(b)(c)
.............. 7,500 7,500,000
Irvine Ranch Wate r District, Series 2011A-1 ,
0.08%, 03/02/22
(c)
................ 2,150 2,149,700
Lodi California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XG0322,
Go, VRDN (Royal Bank of Canada LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 1,300 1,300,000
Los Angeles County Capital Asset Leasing
Corp., Series 2021D (State Street Bank NA
LOC), 0.07%, 12/02/21 ............. 3,400 3,400,000
Security
Par (000)
Par (000) Value
California (continued)
Los Angeles County Schools, Series 2020-
21B3, null, 2.00%, 12/30/21 .......... USD 6,000 $ 6,018,400
Municipal Improvement Corp. of Los Angeles,
Series 2021A-3 (US Bank NA LOC),
0.08%, 11/10/21 ................. 11,250 11,249,977
Natomas University School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0250,
GO, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 6,580 6,580,000
Orange County Water District, Series 2003A,
COP, VRDN (Bank of America NA LOC),
0.04%, 11/05/21
(c)
................ 64,075 64,075,000
Riverside County Office of Education Pooled
Notes, Series 2021A, TAN, 2.00%, 12/01/21 16,000 16,024,619
San Diego County Regional Transportation
Commission, Series 2008C, RB,
VRDN (Bank of America NA SBPA),
0.04%, 11/05/21
(c)
................ 25,360 25,360,000
State of California, Series 2003C-1, GO, VRDN
(TD Bank NA LOC), 0.03%, 11/05/21
(c)
.. 21,165 21,165,000
State of California, Series 2021A-1,
0.04%, 11/02/21 ................. 15,000 14,999,895
State of California, Series 2021A-1 (Wells
Fargo Bank NA LOC), 0.05%, 11/23/21 .. 21,870 21,869,060
State of California, Series 2021A-1 (Wells
Fargo Bank NA LOC), 0.07%, 12/01/21 .. 7,000 6,999,601
State of California, Series 2021A-2,
0.06%, 11/02/21 ................. 48,915 48,914,658
State of California, Series 2021A-2,
0.07%, 11/02/21 ................. 20,355 20,354,857
State of California, Series 2021A-5 (US Bank
NA LOC), 0.07%, 11/18/21 .......... 7,000 6,999,762
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc LIQ), 0.07%, 11/05/21
(a)(b)(c)
.... 9,400 9,400,000
522,624,091
Colorado — 1.4%
(c)
Adventist Health System/Sunbelt, Inc., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XF1232, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 14,695 14,695,000
Boulder Larimer & Weld County, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-57, GO,
VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)
............... 5,670 5,670,000
Boulder Valley Colony School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-16, GO,
VRDN (Royal Bank of Canada Guaranty),
0.08%, 11/05/21
(a)(b)
............... 5,000 5,000,000
Colorado Health Facilities Authority, Series
2020B, RB, VRDN (TD Bank NA LOC),
0.06%, 11/05/21 ................. 5,900 5,900,000
Colorado Health Facilities Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0667, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 6,345 6,345,000
County of Arapahoe, Series 2001, RB, VRDN
(Freddie Mac LOC), 0.08%, 11/05/21 ... 8,955 8,955,000

2021
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Colorado (continued)
Denver Colorado City & County, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XF2686, RB, VRDN
(Citibank NA LIQ), 0.08%, 11/05/21
(a)(b)
.. USD 8,000 $ 8,000,000
Sheridan Redevelopment Agency, Series
2011A-1, VRDN (JP Morgan Chase Bank
NA LOC), 0.08%, 11/05/21 .......... 4,720 4,720,000
University of Colorado, Series 2020A-
1, RB, VRDN (TD Bank NA SBPA),
0.05%, 11/05/21 ................. 17,620 17,620,000
76,905,000
Connecticut — 0.6%
(c)
Connecticut Housing Finance Authority, Series
2016A, Sub-Series A-3, RB, VRDN (Royal
Bank of Canada SBPA), 0.05%, 11/05/21 . 16,875 16,875,000
Connecticut Housing Finance Authority, Series
2018B, Sub-Series B-3, RB, VRDN (Royal
Bank of Canada SBPA), 0.05%, 11/05/21 . 10,000 10,000,000
Connecticut State, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-3, GO, VRDN (Royal Bank of
Canada LOC), 0.08%, 11/05/21
(a)(b)
..... 4,000 4,000,000
30,875,000
District of Columbia — 1.5%
District of Columbia, Series 1998A, RB, VRDN
(TD Bank NA LOC), 0.03%, 11/01/21
(c)
.. 14,910 14,910,000
District of Columbia, Series 2004, RB,
VRDN (Bank of America NA LOC),
0.07%, 11/05/21
(c)
................ 5,110 5,110,000
District of Columbia, Series 2021 (Barclays
LOC), 0.08%, 11/02/21 ............. 50,000 49,999,650
Metropolitan Washington Airports Authority,
Series 2009D, Sub-series D-2, RB, VRDN
(TD Bank NA LOC), 0.03%, 11/01/21
(c)
.. 7,300 7,300,000
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0267, RB, VRDN (Bank of America NA
LOC), 0.10%, 11/05/21
(a)(b)(c)
.......... 950 950,000
78,269,650
Florida — 5.5%
(c)
Cape Coral Water & Sewer, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-YX1071, RB,
VRDN (Barclays Bank plc Guaranty),
0.09%, 11/05/21
(a)(b)
............... 10,480 10,480,000
City of Gainesville Utilities System, Series
2007A, RB, VRDN (State Street Bank &
Trust Co. SBPA), 0.07%, 11/05/21 ..... 900 900,000
County of Escambia, Series 2009, RB, VRDN,
0.07%, 11/01/21 ................. 20,000 20,000,000
County of Palm Beach, Series 2002, RB, VRDN
(Northern Trust Co. LOC), 0.07%, 11/05/21 7,200 7,200,000
Escambia County Health Facilities Authority,
Series 2003B, RB, VRDN (TD Bank NA
SBPA), 0.12%, 11/01/21 ............ 17,795 17,795,000
Florida Housing Finance Corp., Series
2004M, RB, VRDN (Freddie Mac LIQ),
0.11%, 11/05/21 ................. 9,375 9,375,000
Halifax Hospital Medical Center, Series 2008,
RB, VRDN (JP Morgan Chase Bank NA
LOC), 0.07%, 11/05/21 ............. 2,500 2,500,000
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.05%, 11/05/21 28,910 28,910,000
Security
Par (000)
Par (000) Value
Florida (continued)
Highlands County Health Facilities Authority,
Series 2012I, RB, VRDN, 0.06%, 11/05/21 USD 17,750 $ 17,750,000
Highlands County Health Facilities
Authority, Series 2021D-1, RB, VRDN,
0.05%, 11/05/21 ................. 20,000 20,000,000
Highlands County Health Facilities
Authority, Series 2021D-2, RB, VRDN,
0.05%, 11/05/21 ................. 26,300 26,300,000
Hillsborough County Industrial Development
Authority, Series 2020D, RB, VRDN (TD
Bank NA LOC), 0.03%, 11/01/21 ...... 27,580 27,580,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1109,
RB, VRDN (Barclays Bank plc LIQ),
0.08%, 11/05/21
(a)(b)
............... 8,750 8,750,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XX1110,
RB, VRDN (Barclays Bank plc LIQ),
0.08%, 11/05/21
(a)(b)
............... 60,000 60,000,000
Miami-Dade County Water & Sewer, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0901,
RB, VRDN (Bank of America NA LIQ),
0.09%, 11/05/21
(a)(b)
............... 2,000 2,000,000
Orlando Utilities Commission, Series
2008-2, RB, VRDN (TD Bank NA SBPA),
0.05%, 11/05/21 ................. 16,750 16,750,000
Orlando Utilities Commission, Series
2015B, RB, VRDN (TD Bank NA SBPA),
0.04%, 11/05/21 ................. 18,065 18,065,000
294,355,000
Georgia — 1.7%
(c)
Atlanta Water & Waste Water, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2649, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 13,000 13,000,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0244,
RB, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 2,450 2,450,000
Brookhaven Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0751,
RB, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 3,000 3,000,000
Burke County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-107, RB,
VRDN (Royal Bank of Canada LOC),
0.10%, 11/04/21
(a)(b)
............... 5,000 5,000,000
Gainesville & Hall County Development
Authority, Series 2003B, RB, VRDN (TD
Bank NA SBPA), 0.12%, 11/01/21 ...... 27,505 27,505,000
Georgia Municipal Electric Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0257,
RB, VRDN (Bank of America NA LOC),
0.10%, 11/05/21
(a)(b)
............... 2,230 2,230,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Georgia (continued)
Georgia Transmission Corp., Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-XG0308, RB, VRDN
(Bank of America NA LIQ), 0.11%, 11/05/21
(a)
(b)
........................... USD 9,435 $ 9,435,000
Heard County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-105, RB,
VRDN (Royal Bank of Canada LOC),
0.10%, 11/04/21
(a)(b)
............... 2,075 2,075,000
Monroe County Development Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017E-106, RB,
VRDN (Royal Bank of Canada LOC),
0.10%, 11/04/21
(a)(b)
............... 5,000 5,000,000
Municipal Electric Authority of Georgia, Series
2008B, RB, VRDN (PNC Bank NA LOC),
0.06%, 11/05/21 ................. 4,660 4,660,000
Municipal Electric Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-XG0256, RB,
VRDN (Bank of America NA Guaranty),
0.10%, 11/05/21
(a)(b)
............... 15,820 15,820,000
Paulding County Hospital Authority, Series
2012B, RB, VRDN (Bank of America NA
LOC), 0.06%, 11/05/21 ............. 1,100 1,100,000
91,275,000
Idaho — 1.1%
Idaho Housing & Finance Association, Series
2011A, RB, VRDN, 0.06%, 11/05/21
(c)
... 8,920 8,920,000
State of Idaho, Series 2021, GO, TAN,
3.00%, 06/30/22 ................. 50,000 50,952,540
59,872,540
Illinois — 5.2%
(c)
City of Galesburg, Series 1999, RB, VRDN
(PNC Bank NA LOC), 0.09%, 11/05/21 .. 2,550 2,550,000
Illinois Development Finance Authority, Series
1998, RB, VRDN (Northern Trust Co. LOC),
0.05%, 11/05/21 ................. 8,000 8,000,000
Illinois Development Finance Authority, Series
2001, RB, VRDN (BMO Harris Bank NA
LOC), 0.06%, 11/05/21 ............. 2,200 2,200,000
Illinois Finance Authority, Series 2004, RB,
VRDN (BMO Harris Bank NA LOC),
0.06%, 11/05/21 ................. 11,225 11,225,000
Illinois Finance Authority, Series 2007A, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.05%, 11/05/21 ................. 3,800 3,800,000
Illinois Finance Authority, Series 2008, Sub-
Series C-1, RB, VRDN (JP Morgan Chase
Bank NA SBPA), 0.07%, 11/05/21 ...... 975 975,000
Illinois Finance Authority, Series 2008, Sub-
Series D, RB, VRDN, 0.04%, 11/05/21 .. 47,830 47,830,000
Illinois Finance Authority, Series 2008C, Sub-
Series 3-A, RB, VRDN (Northern Trust Co.
SBPA), 0.07%, 11/05/21 ............ 7,055 7,055,000
Illinois Finance Authority, Series 2008D,
RB, VRDN (Bank of America NA LOC),
0.05%, 11/05/21 ................. 7,000 7,000,000
Illinois Finance Authority, Series 2020B, RB,
VRDN (JP Morgan Chase Bank NA SBPA),
0.04%, 11/01/21 ................. 10,000 10,000,000
Illinois Finance Authority, Series 2021C,
RB, VRDN (Barclays Bank plc SBPA),
0.03%, 11/01/21 ................. 24,650 24,650,000
Security
Par (000)
Par (000) Value
Illinois (continued)
Illinois Finance Authority, Series 2021D, RB,
VRDN, 0.05%, 11/05/21 ............ USD 24,100 $ 24,100,000
Illinois Finance Authority, Series 2021D,
RB, VRDN (Northern Trust Co. SBPA),
0.05%, 11/05/21 ................. 33,000 33,000,000
Illinois Finance Authority, Series 2021E, RB,
VRDN, 0.05%, 11/05/21 ............ 32,250 32,250,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0072, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 7,500 7,500,000
Illinois Finance Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XL0086, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 16,150 16,150,000
Illinois Finance Authority, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0781, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.08%, 11/05/21
(a)(b)
23,420 23,420,000
Illinois Housing Development Authority, Series
2018, Sub-Series A-2, RB, VRDN (Federal
Home Loan Bank SBPA), 0.05%, 11/05/21 13,500 13,500,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2202,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.10%, 11/05/21
(a)(b)
............... 1,140 1,140,000
Illinois State Toll Highway Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0801, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 3,340 3,340,000
279,685,000
Indiana — 0.4%
(c)
County of Elkhart, Series 2008A, RB,
VRDN (Federal Home Loan Bank LOC),
0.05%, 11/05/21 ................. 6,925 6,925,000
Indiana Finance Authority, Series 2009, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.05%, 11/01/21 ................. 9,200 9,200,000
Indiana Housing & Community Development
Authority, Series 2017C-3, RB, VRDN (TD
Bank NA LIQ), 0.03%, 11/01/21 ....... 7,395 7,395,000
23,520,000
Iowa — 3.9%
(c)
Iowa Finance Authority, Series 2003B,
RB, VRDN (Bank of America NA LOC),
0.05%, 11/05/21 ................. 20,780 20,780,000
Iowa Finance Authority, Series 2008B, RB,
VRDN, 0.09%, 11/05/21 ............ 54,325 54,325,000
Iowa Finance Authority, Series 2012, RB,
VRDN (Korea Development Bank LOC),
0.09%, 11/05/21
(b)
................ 94,625 94,625,000
Iowa Finance Authority, Series 2016A, RB,
VRDN, 0.09%, 11/05/21 ............ 31,800 31,800,000
Iowa Finance Authority, Series 2017D, RB,
VRDN (Federal Home Loan Bank SBPA),
0.05%, 11/05/21 ................. 8,400 8,400,000
Iowa Finance Authority, Series 2018C, RB,
VRDN (JP Morgan Chase Bank NA LOC),
0.06%, 11/05/21 ................. 200 200,000
210,130,000

2021
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Kansas — 0.3%
(a)(b)(c)
Topeka Kansas Utility, Tender Option Bond
Trust Receipts/Certificates Various
States, Series 2018-XF0696, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21 ................. USD 8,580 $ 8,580,000
Wyandotte County Kansas USD, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018G-23, GO, VRDN (Royal
Bank of Canada Guaranty), 0.08%, 11/05/21 7,500 7,500,000
16,080,000
Kentucky — 1.0%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0161, RB, VRDN (Bank of America
NA LOC), 0.08%, 11/05/21
(a)(b)(c)
....... 4,960 4,960,000
Louisville and Jefferson County Metropolitan
Sewer District, Series 2021A-1 (Bank of
America NA LOC), 0.11%, 01/20/22 .... 16,500 16,496,238
Louisville and Jefferson County Metropolitan
Sewer District, Series 2021A-2,
0.13%, 11/01/21 ................. 15,000 14,999,880
Louisville and Jefferson County Metropolitan
Sewer District, Series 2021A-2, (JPM Chase
Bank NA LOC ) , 0.10%, 11/04/21 ...... 10,000 9,999,880
Louisville and Jefferson County Metropolitan
Sewer District, Series 2021A-2, (JPM Chase
Bank NA LOC) , 0.10%, 11/08/21 ...... 4,900 4,899,863
University of Louisville, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2020-XM0881, RB, VRDN
(Royal Bank of Canada Guaranty),
0.09%, 11/05/21
(a)(b)(c)
.............. 2,730 2,730,000
54,085,861
Louisiana — 0.8%
(c)
Louisiana Public Facilities Authority, Series
2004, RB, VRDN, 0.04%, 11/05/21 ..... 23,000 23,000,000
Louisiana Public Facilities Authority, Series
2008B, RB, VRDN, 0.04%, 11/05/21 .... 21,400 21,400,000
44,400,000
Maine — 0.0%
Maine State Housing Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021-XL0179, RB, VRDN
(Barclays Bank plc LIQ), 0.08%, 11/05/21
(a)(b)
(c)
........................... 1,670 1,670,000
Maryland — 0.6%
(c)
Baltimore County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0642, BAN, GO, VRDN (JP Morgan
Chase Bank NA LIQ), 0.08%, 11/05/21
(a)(b)
2,800 2,800,000
Maryland Economic Development Corp., Series
2008A, RB, VRDN, 0.06%, 11/05/21 .... 8,050 8,050,000
Maryland Health & Higher Educational Facilities
Authority, Series 2009B, RB, VRDN (Bank of
America NA LOC), 0.06%, 11/05/21 .... 13,095 13,095,000
Maryland Health & Higher Educational Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XG0335, RB, VRDN (Bank of America
NA LOC), 0.08%, 11/05/21
(a)(b)
........ 4,345 4,345,000
Security
Par (000)
Par (000) Value
Maryland (continued)
Washington Suburban Sanitary District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XM0816,
RB, VRDN (Barclays Bank plc LIQ),
0.08%, 11/05/21
(a)(b)
............... USD 2,285 $ 2,285,000
30,575,000
Massachusetts — 3.1%
Attleboro, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XM0915, GO, VRDN (Wells Fargo Bank NA
LIQ), 0.08%, 11/05/21
(a)(b)(c)
.......... 6,750 6,750,000
City of Quincy, Series 2021, BAN, GO,
1.00%, 07/08/22 ................. 50,000 50,291,960
Commonwealth of Massachusetts, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XG0279,
Go, VRDN (Bank of America NA LIQ),
0.07%, 11/05/21
(a)(b)(c)
.............. 3,510 3,510,000
Commonwealth of Massachusetts, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021 E-148, GO,
VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. 20,000 20,000,000
Massachusetts Bay Transportation Authority,
Series 2018A, Sub-Series A-2, RB, VRDN
(State Street Bank & Trust Co. SBPA),
0.04%, 11/05/21
(c)
................ 10,750 10,750,000
Massachusetts Bay Transportation Authority,
Series 2021A, 0.08%, 12/01/21 ....... 37,500 37,499,737
Massachusetts Bay Transportation Authority,
Series 2021B, 0.07%, 12/07/21 ....... 10,000 9,999,320
Massachusetts Development Finance Agency,
Series 2011, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.05%, 11/05/21
(c)
...... 5,000 5,000,000
Massachusetts Development Finance Agency,
Series 2018R, RB, VRDN (US Bank NA
SBPA), 0.03%, 11/01/21
(c)
........... 11,800 11,800,000
Massachusetts Housing Finance Agency,
Series 2018-196, RB, VRDN (UBS AG
SBPA), 0.06%, 11/05/21
(c)
........... 6,000 6,000,000
Massachusetts State Transporting Fund,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0610, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 11/05/21
(a)(b)(c)
.... 4,500 4,500,000
166,101,017
Michigan — 4.0%
Board of Trustees Michigan State University,
Series 2021G, 0.09%, 11/04/21 ....... 2,090 2,089,998
Board of Trustees Michigan State University,
Series 2021G, 0.09%, 12/03/21 ....... 24,000 23,997,720
Board of Trustees Michigan State University,
Series 2021G, 0.10%, 12/07/21 ....... 24,500 24,499,804
Kent Hospital Finance Authority, Series 2008C,
RB, VRDN (Bank of New York Mellon LOC),
0.07%, 11/05/21
(c)
................ 4,075 4,075,000
Michigan Building Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019-XM0743, RB,
VRDN (Wells Fargo Bank NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 4,000 4,000,000
Michigan State Housing Development Authority,
Series 2006C, RB, VRDN (US Bank NA
SBPA), 0.05%, 11/05/21
(c)
........... 15,305 15,305,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Michigan (continued)
Michigan State University, Series 2000-A,
RB, VRDN (Northern Trust Co. SBPA),
0.07%, 11/05/21
(c)
................ USD 5,235 $ 5,235,000
Michigan State University, Series 2000A-
1, RB, VRDN (PNC Bank NA SBPA),
0.07%, 11/05/21
(c)
................ 44,445 44,445,000
Michigan State University, Series 2003A,
RB, VRDN (Northern Trust Co. SBPA),
0.07%, 11/05/21
(c)
................ 39,670 39,670,000
Michigan State University, Series 2005,
RB, VRDN (PNC Bank NA SBPA),
0.07%, 11/05/21
(c)
................ 51,090 51,090,000
214,407,522
Minnesota — 2.6%
City of Minneapolis, Series 1997B, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.07%, 11/05/21
(c)
................ 4,950 4,950,000
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA),
0.05%, 11/05/21
(c)
................ 8,800 8,800,000
City of Rochester, Series 2008A, RB, VRDN,
0.05%, 11/05/21
(c)
................ 29,070 29,070,000
City of Rochester, Series 2019A, RB,
VRDN (United Fidelity Bank LOC),
0.05%, 11/05/21
(c)
................ 15,000 15,000,000
City of Rochester, Series 2019C, RB,
VRDN (United Fidelity Bank LOC),
0.05%, 11/05/21
(c)
................ 4,800 4,800,000
County of Hennepin, Series 2018B, GO, VRDN
(TD Bank NA SBPA), 0.05%, 11/05/21
(c)
.. 4,450 4,450,000
Minnesota Housing Finance Agency, Series
2015G, RB, VRDN (Royal Bank of Canada
SBPA), 0.05%, 11/05/21
(c)
........... 18,470 18,470,000
Regents of the University of Minnesota, Series
2021F, 0.09%, 11/03/21 ............ 40,100 40,099,679
University of Minnesota, Series 2021C,
0.09%, 12/07/21 ................. 15,200 15,199,879
140,839,558
Mississippi — 3.6%
(c)
County of Jackson, Series 1993, RB, VRDN,
0.03%, 11/01/21 ................. 33,245 33,245,000
Mississippi Business Finance Corp., Series
2007B, RB, VRDN, 0.03%, 11/01/21 .... 27,150 27,150,000
Mississippi Business Finance Corp., Series
2007C, RB, VRDN, 0.03%, 11/01/21 .... 11,295 11,295,000
Mississippi Business Finance Corp., Series
2007E, RB, VRDN, 0.03%, 11/01/21 .... 4,100 4,100,000
Mississippi Business Finance Corp., Series
2009B, RB, VRDN, 0.03%, 11/01/21 .... 6,000 6,000,000
Mississippi Business Finance Corp., Series
2009D, RB, VRDN, 0.03%, 11/01/21 .... 7,500 7,500,000
Mississippi Business Finance Corp., Series
2009F, RB, VRDN, 0.03%, 11/01/21 .... 2,375 2,375,000
Mississippi Business Finance Corp., Series
2010G, RB, VRDN, 0.03%, 11/01/21 .... 10,700 10,700,000
Mississippi Business Finance Corp., Series
2010H, RB, VRDN, 0.03%, 11/01/21 .... 21,885 21,885,000
Mississippi Business Finance Corp., Series
2010I, RB, VRDN, 0.03%, 11/01/21 .... 13,135 13,135,000
Mississippi Business Finance Corp., Series
2010K, RB, VRDN, 0.03%, 11/01/21 .... 18,005 18,005,000
Mississippi Business Finance Corp., Series
2010L, RB, VRDN, 0.03%, 11/01/21 .... 37,350 37,350,000
192,740,000
Security
Par (000)
Par (000) Value
Missouri — 3.0%
(c)
City of Kansas City, Series 2008E, RB,
VRDN (Sumitomo Mitsui Banking LOC),
0.06%, 11/05/21 ................. USD 8,365 $ 8,365,000
Curators of the University of Missouri (The),
Series 2007B, RB, VRDN, 0.04%, 11/05/21 52,225 52,225,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF0678, RB, VRDN (Royal Bank of
Canada LIQ), 0.08%, 11/05/21
(a)(b)
...... 18,800 18,800,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XG0184, RB, VRDN (Citibank NA
LOC), 0.10%, 11/05/21
(a)(b)
........... 5,000 5,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019C-17, RB, VRDN (Royal Bank of
Canada LOC), 0.10%, 11/05/21
(a)(b)
..... 14,000 14,000,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2020-XG0300, RB, VRDN (Bank of America
NA LOC), 0.09%, 11/05/21
(a)(b)
........ 7,500 7,500,000
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
C-16, RB, VRDN (Royal Bank of Canada
LOC), 0.11%, 11/05/21
(a)(b)
........... 54,500 54,500,000
160,390,000
Nebraska — 2.8%
Lincoln Nebraska Electric, Series 2021,
0.08%, 12/03/21 ................. 40,000 39,996,200
Nebraska Investment Finance Authority, Series
2017C, RB, VRDN (Federal Home Loan
Bank SBPA), 0.06%, 11/05/21
(c)
....... 15,195 15,195,000
Omaha Public Power District, Series 2021A,
0.10%, 11/01/21 ................. 4,000 3,999,976
Omaha Public Power District, Series 2021A,
0.11%, 12/02/21 ................. 3,750 3,749,760
Omaha Public Power District, Series 2021A,
0.08%, 01/04/22 ................. 14,370 14,367,629
Omaha Public Power District, Series 2021A,
0.08%, 01/05/22 ................. 14,000 13,997,662
Omaha Public Power District, Series 2021A,
0.10%, 02/01/22 ................. 9,950 9,949,721
Omaha Public Power District, Series 2021A,
0.10%, 02/02/22 ................. 10,050 10,049,719
Omaha Public Power District, Series 2021A,
0.10%, 02/03/22 ................. 14,000 13,999,594
Omaha Public Power District, Series 2021A,
0.10%, 02/04/22 ................. 11,400 11,399,738
Omaha Public Power District Electric, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2685, RB,
VRDN (Citibank NA LIQ), 0.08%, 11/05/21
(a)
(b)(c)
.......................... 5,400 5,400,000
University of Nebraska Facilities Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XL0174,
RB, VRDN (Bank of America NA LIQ),
0.07%, 11/05/21
(a)(b)(c)
.............. 8,000 8,000,000
150,104,999

2021
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Nevada — 0.1%
Nevada System of Higher Education, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF2858,
COP, VRDN (Barclays Bank plc LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. USD 6,075 $ 6,075,000
New Jersey — 0.7%
County of Middlesex, Series 2021, BAN, GO,
2.00%, 06/01/22 ................. 6,378 6,447,592
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XX1091, RB, VRDN (Barclays Bank plc
LOC), 0.08%, 11/05/21
(a)(b)(c)
.......... 11,545 11,545,000
New Jersey Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2853, RB, VRDN (Barclays Bank plc
LOC), 0.08%, 11/05/21
(a)(b)(c)
.......... 2,740 2,740,000
New Jersey State Appropriation, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2018-XG0168, RB, VRDN
(Barclays Bank plc LOC), 0.08%, 11/05/21
(a)
(b)(c)
.......................... 7,725 7,725,000
New Jersey State Housing & Mortgage Finance
Agency, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XG0228, RB, VRDN (Royal Bank of Canada
LIQ), 0.08%, 11/05/21
(a)(b)(c)
.......... 2,630 2,630,000
New Jersey Transportation Trust Fund
Authority, Series 2020-XM0926, VRDN,
0.08%, 11/05/21
(c)
................ 4,250 4,250,000
35,337,592
New Mexico — 0.1%
New Mexico Hospital Equipment Loan Council,
Series 2008D, RB, VRDN (Wells Fargo
Bank NA SBPA), 0.03%, 11/01/21
(c)
..... 7,035 7,035,000
New York — 10.0%
Battery Park City Authority, Series 2019D-
1, RB, VRDN (TD Bank NA SBPA),
0.06%, 11/05/21
(c)
................ 700 700,000
Battery Park City Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019E-137, VRDN,
0.08%, 11/05/21
(a)(c)
............... 4,645 4,645,000
Build NYC Resource Corp., Series
2015, RB, VRDN (TD Bank NA LOC),
0.05%, 11/05/21
(c)
................ 3,800 3,800,000
City of New York, Series 2006I, Sub-Series
I-4, GO, VRDN (TD Bank NA LOC),
0.03%, 11/01/21
(c)
................ 32,245 32,245,000
City of New York, Series 2014D, Sub-series
D-4, GO, VRDN (TD Bank NA LOC),
0.03%, 11/01/21
(c)
................ 5,050 5,050,000
City of New York, Series 2018E, Sub-series
E-5, GO, VRDN (TD Bank NA LOC),
0.03%, 11/01/21
(c)
................ 7,000 7,000,000
City of New York, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2021-XL0184, Go, VRDN (Wells Fargo Bank
NA LIQ), 0.08%, 11/05/21
(a)(b)(c)
........ 2,000 2,000,000
City of New York, Tender Option Bond Trust
Receipts/Certificates Various States, Series
G-55, GO, VRDN (Royal Bank of Canada
LOC), 0.08%, 11/05/21
(a)(b)(c)
.......... 7,865 7,865,000
Security
Par (000)
Par (000) Value
New York (continued)
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.09%, 11/05/21
(a)(b)(c)
.............. USD 10,050 $ 10,050,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0677,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.09%, 11/05/21
(a)(b)(c)
.............. 4,595 4,595,000
Metropolitan Transportation Authority, Series
2008A-1, RB, VRDN (TD Bank NA LOC),
0.03%, 11/01/21
(c)
................ 6,480 6,480,000
Metropolitan Transportation Authority, Series
2012A-2, RB, VRDN (Bank of Montreal
LOC), 0.08%, 11/05/21
(c)
............ 25,000 25,000,000
Metropolitan Transportation Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series E-126,
RB, VRDN (Royal Bank of Canada LOC),
0.10%, 11/05/21
(a)(b)(c)
.............. 30,500 30,500,000
Monroe County Industrial Development
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0991, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.07%, 11/05/21
(a)(b)(c)
...... 6,150 6,150,000
New York City Health & Hospitals Corp., Series
2008B, RB, VRDN (TD Bank NA LOC),
0.06%, 11/05/21
(c)
................ 5,430 5,430,000
New York City Health & Hospitals Corp., Series
2008C, RB, VRDN (TD Bank NA LOC),
0.06%, 11/05/21
(c)
................ 5,005 5,005,000
New York City Housing Development Corp.,
Series 2009A, RB, VRDN (Freddie Mac
LOC), 0.06%, 11/05/21
(c)
............ 800 800,000
New York City Housing Development Corp.,
Series 2019A-4, RB, VRDN (Royal Bank of
Canada SBPA), 0.05%, 11/05/21
(c)
..... 29,000 29,000,000
New York City Housing Devel opment Corp.,
Series 2021H , 0.12%, 03/15/22
(c)
...... 24,000 23,992,622
New York City Municipal Water Finance, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XM0731,
RB, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 2,800 2,800,000
New York City Transitional Finance Authority,
Series 2003, Sub-series A-4, RB, VRDN (TD
Bank NA SBPA), 0.03%, 11/01/21
(c)
..... 5,760 5,760,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2011, Sub-
Series A-4, RB, VRDN (Barclays Bank plc
SBPA), 0.04%, 11/01/21
(c)
........... 14,100 14,100,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2529, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 11/05/21
(a)(b)(c)
.... 4,625 4,625,000
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0992, RB, VRDN (Toronto-Dominion
Bank LIQ), 0.07%, 11/05/21
(a)(b)(c)
...... 3,080 3,080,000

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
New York (continued)
New York City Transitional Finance Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XL0164, RB, VRDN (Wells Fargo Bank NA
SBPA), 0.07%, 11/05/21
(a)(b)(c)
......... USD 9,330 $ 9,330,000
New York City Trust for Cultural Resources,
Series 2009A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.06%, 11/05/21
(c)
15,335 15,335,000
New York City Water & Sewer System, Series
2001F-1, RB, VRDN (Mizuho Bank Ltd.
SBPA), 0.03%, 11/01/21
(c)
........... 11,000 11,000,000
New York City Water & Sewer System, Series
2013, Sub-Series AA2, RB, VRDN (PNC
Bank NA SBPA), 0.06%, 11/05/21
(c)
..... 6,300 6,300,000
New York City Water & Sewer System, Series
2013, Sub-Series AA-2, RB, VRDN (Bank
of Tokyo-Mitsubishi UFJ Ltd. SBPA),
0.05%, 11/05/21
(c)
................ 11,450 11,450,000
New York Power Authority, Series 2021,
0.08%, 11/16/21 ................. 38,522 38,521,846
New York Power Authority, Series 2021,
0.10%, 01/06/22 ................. 9,900 9,898,357
New York Power Authority, Series 2021,
0.10%, 01/07/22 ................. 21,800 21,796,403
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0829,
RB, VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. 3,585 3,585,000
New York State Dormitory Authority, Series
2008C, RB, VRDN (Bank of America NA
LOC), 0.05%, 11/05/21
(c)
............ 1,620 1,620,000
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.07%, 11/05/21
(c)
............ 3,935 3,935,000
New York State Dormitory Authority, Series
2019C, RB, VRDN (JP Morgan Chase Bank
NA SBPA), 0.05%, 11/05/21
(c)
........ 20,000 20,000,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF2647, RB,
VRDN (JP Morgan Chase Bank NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 2,500 2,500,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020E-146, VRDN,
0.08%, 11/05/21
(a)(c)
............... 7,000 7,000,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-1, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.06%, 11/05/21
(c)
............ 22,100 22,100,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-2, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.05%, 11/05/21
(c)
............ 9,700 9,700,000
New York State Housing Finance Agency,
Series 2004A, RB, VRDN (Fannie Mae
LOC), 0.05%, 11/05/21
(c)
............ 5,400 5,400,000
New York State Housing Finance Agency,
Series 2009A, RB, VRDN (Fannie Mae
LOC), 0.07%, 11/05/21
(c)
............ 4,500 4,500,000
New York State Housing Finance Agency,
Series 2016A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 11/05/21
(c)
................ 2,400 2,400,000
Security
Par (000)
Par (000) Value
New York (continued)
New York State Urban Development Corp.,
Series 2004A-3-B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 11/05/21
(c)
USD 11,710 $ 11,710,000
New York State Urban Development Corp.,
Series 2004A-3-C, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.05%, 11/05/21
(c)
2,995 2,995,000
New York State Urban Development Corp.,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0580, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 11/05/21
(a)(b)(c)
.... 3,750 3,750,000
Port Authority of New York & New Jersey,
Series 2021B (JP Morgan Chase Bank NA
Guaranty), 0.16%, 04/13/22 .......... 4,225 4,223,263
State of New York Mortgage Agency, Series
2021-234, RB, VRDN (UBS AG LOC),
0.05%, 11/05/21
(c)
................ 20,000 20,000,000
Triborough Bridge & Tunnel Authority, Series
2005, Sub-Series B-2B, RB, VRDN
(State Street Bank & Trust Co. LOC),
0.08%, 11/05/21
(c)
................ 44,900 44,900,000
534,622,491
North Carolina — 2.1%
(c)
Charlotte-Mecklenburg Hospital Authority (The),
Series 2007E, RB, VRDN (TD Bank NA
LOC), 0.03%, 11/01/21 ............. 13,485 13,485,000
Charlotte-Mecklenburg Hospital Authority (The),
Series 2021E, RB, VRDN (Royal Bank of
Canada LOC), 0.04%, 11/01/21 ....... 49,775 49,775,000
City of Charlotte, Series 2003F, COP,
VRDN (Bank of America NA SBPA),
0.05%, 11/05/21 ................. 5,000 5,000,000
City of Charlotte, Series 2013G, COP,
VRDN (Wells Fargo Bank NA LIQ),
0.05%, 11/05/21 ................. 13,515 13,515,000
City of Raleigh, Series 2005B-1, COP, VRDN
(PNC Bank NA SBPA), 0.06%, 11/05/21 . 28,040 28,040,000
University of Chapel Hill Union, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0262,
RB, VRDN (Bank of America NA LIQ),
0.10%, 11/05/21
(a)(b)
............... 640 640,000
University of North Carolina at Chapel Hill,
Series 2001A, RB, VRDN (TD Bank NA
SBPA), 0.03%, 11/01/21 ............ 4,650 4,650,000
115,105,000
North Dakota — 0.2%
North Dakota Housing Finance Agency, Series
2017H, RB, VRDN (Federal Home Loan
Bank SBPA), 0.05%, 11/05/21
(c)
....... 12,295 12,295,000
Ohio — 3.6%
Allen County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019E, RB,
VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. 11,970 11,970,000
Berea Ohio City School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-G-54, GO,
VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. 4,050 4,050,000
County of Franklin, Series 2011D-1, RB, VRDN,
0.05%, 11/05/21
(c)
................ 58,000 58,000,000
County of Franklin, Series 2018C, RB, VRDN,
0.05%, 11/05/21
(c)
................ 37,150 37,150,000

2021
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Ohio (continued)
County of Franklin, Series 2018D, RB, VRDN,
0.06%, 11/05/21
(c)
................ USD 11,835 $ 11,835,000
Forest Hills Ohio Local School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018G-30, GO,
VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. 4,600 4,600,000
Miami County Ohio Hospital Facilities, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0225, RB,
VRDN (Royal Bank of Canada Guaranty),
0.09%, 11/05/21
(a)(b)(c)
.............. 3,000 3,000,000
Ohio Higher Educational Facility
Commission, Series 2013B-1, RB, VRDN,
0.05%, 11/05/21
(c)
................ 28,400 28,400,000
Ohio State Hospital Facility, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2017-XF0573, RB,
VRDN (Toronto-Dominion Bank LIQ),
0.10%, 11/05/21
(a)(b)(c)
.............. 525 525,000
Ohio Water Development Authority Water
Pollution Control Loan Fund, Series 2016A,
RB, VRDN (Toronto-Dominion Bank SBPA),
0.04%, 11/05/21
(c)
................ 22,745 22,745,000
State of Ohio, Series 2021-A, GO,
5.00%, 03/01/22
(d)
................ 1,050 1,065,818
State of Ohio, Series 2021B, RB, VRDN,
0.05%, 11/05/21
(c)
................ 12,445 12,445,000
195,785,818
Oregon — 0.2%
(c)
Oregon State Facilities Authority, Series
2005A, RB, VRDN (Fannie Mae LOC),
0.09%, 11/05/21 ................. 7,475 7,475,000
Oregon State Facilities Authority, Series
2018B, RB, VRDN (TD Bank NA LOC),
0.03%, 11/01/21 ................. 3,270 3,270,000
10,745,000
Pennsylvania — 4.7%
(c)
Emmaus General Authority, Series 1996,
RB, VRDN (Wells Fargo Bank NA SBPA),
0.05%, 11/05/21 ................. 33,900 33,900,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2017-
XF0543, RB, VRDN (Royal Bank of Canada
LIQ), 0.12%, 11/05/21
(a)(b)
........... 4,000 4,000,000
Geisinger Authority Pennsylvania Health
System, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XM0613, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.11%, 11/05/21
(a)(b)
..... 4,325 4,325,000
General Authority of Southcentral Pennsylvania,
Series 2019C, RB, VRDN (Bank of America
NA LIQ), 0.08%, 11/05/21 ........... 10,500 10,500,000
General Authority of Southcentral Pennsylvania,
Series 2019D, RB, VRDN (Bank of America
NA LIQ), 0.08%, 11/05/21 ........... 18,500 18,500,000
Lancaster Industrial Development Authority,
Series 2009C, VRDN, 0.05%, 11/05/21 .. 10,970 10,970,000
Montgomery County Industrial Development
Authority, Series 2002, RB, VRDN (TD Bank
NA SBPA), 0.12%, 11/01/21 .......... 8,845 8,845,000
Oklahoma Development Finance Authority,
Series 2020E-140, VRDN, 0.08%, 11/05/21 12,400 12,400,000
Security
Par (000)
Par (000) Value
Pennsylvania (continued)
Pennsylvania Economic Development
Financing Authority, Series 2009C,
RB, VRDN (MUFG Bank Ltd. LOC),
0.18%, 11/05/21 ................. USD 12,000 $ 12,000,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0721, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.08%, 11/05/21
(a)(b)
..... 1,700 1,700,000
Pennsylvania State Housing Finance Agency,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0140, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.08%, 11/05/21
(a)(b)
........... 1,625 1,625,000
Philadelphia Authority for Industrial
Development, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XF2836, RB, VRDN (Mizuho Capital
Markets LLC Guaranty), 0.21%, 11/05/21
(a)(b)
3,930 3,930,000
Sports & Exhibition Authority of Pittsburgh and
Allegheny County, Series 2007A, RB, VRDN
(PNC Bank NA SBPA), 0.06%, 11/05/21 . 109,135 109,135,000
Westmoreland County Muni Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-YX1075,
RB, VRDN (Barclays Bank plc LOC),
0.08%, 11/05/21
(a)(b)
............... 17,190 17,190,000
Wilkes-Barre Area School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0777,
GO, VRDN (Bank of America NA LOC),
0.09%, 11/05/21
(a)(b)
............... 2,280 2,280,000
251,300,000
Rhode Island — 0.2%
City of Cranston, Series 2021-1, BAN, GO,
1.00%, 08/23/22 ................. 3,500 3,522,162
Rhode Island Health & Education Building
Corp., Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XM0721, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.08%, 11/05/21
(a)(b)(c)
.......... 8,250 8,250,000
11,772,162
South Carolina — 1.5%
City of Columbia Waterworks & Sewer System,
Series 2009, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.05%, 11/05/21
(c)
...... 20,460 20,460,000
South Carolina Jobs-Economic Development
Authority, Series 2021A, RB, VRDN (United
Fidelity Bank LOC), 0.05%, 11/05/21
(c)
... 16,200 16,200,000
South Carolina Public Service Authority, Series
2019A, RB, VRDN (Bank of America NA
LOC), 0.10%, 11/05/21
(c)
............ 25,460 25,460,000
South Carolina Public Service Authority, Series
2021B, 0.10%, 12/15/21 ............ 8,000 7,999,904
South Carolina State Housing Finance
& Development Authority, Series
2008, RB, VRDN (Freddie Mac LOC),
0.05%, 11/05/21
(c)
................ 1,780 1,780,000
South Carolina State Housing Finance &
Development Authority, Series 2020, RB,
VRDN (Federal Home Loan Bank LOC),
0.05%, 11/05/21
(c)
................ 10,925 10,925,000
82,824,904

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
South Dakota — 0.4%
(c)
South Dakota Housing Development Authority,
Series 2020B, RB, VRDN, 0.06%, 11/05/21 USD 14,400 $ 14,400,000
South Dakota Housing Development Authority,
Series 2020D, RB, VRDN (Federal Home
Loan Bank SBPA), 0.07%, 11/05/21 .... 7,600 7,600,000
22,000,000
Tennessee — 0.6%
City of Memphis, Series 2021A,
0.06%, 11/03/21 ................. 4,000 3,999,968
Clarksville Public Building Authority, Series
1999, RB, VRDN (Bank of America NA
LOC), 0.07%, 11/05/21
(c)
............ 2,025 2,025,000
Memphis Sanitary Sewer System, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0994,
RB, VRDN (Royal Bank of Canada LIQ),
0.08%, 11/04/21
(a)(b)(c)
.............. 4,340 4,340,000
Public Building Authority of Sevier County
(The), Series 2008VII-B-1, RB, VRDN (Bank
of America NA LOC), 0.07%, 11/05/21
(c)
.. 12,230 12,230,000
Tennessee Housing Development Agency
Resident, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-YX1087, RB, VRDN (Barclays Bank
plc LIQ), 0.08%, 11/05/21
(a)(b)(c)
........ 7,860 7,860,000
30,454,968
Texas — 9.5%
Austin Electric Utility System, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2015-XF0220, RB, VRDN
(JP Morgan Chase Bank NA LIQ),
0.09%, 11/05/21
(a)(b)(c)
.............. 27,745 27,745,000
Bexar County Housing Finance Corp., Series
2000, RB, VRDN (Fannie Mae LOC),
0.05%, 11/05/21
(c)
................ 2,905 2,905,000
Board of Regents of the University of Texas
System, Series 2008B, RB, VRDN
(University of Texas System (The) LIQ),
0.05%, 11/05/21
(c)
................ 8,360 8,360,000
Board of Regents of the University of Texas
System, Series 2021A, 0.08%, 12/07/21 . 25,000 24,996,950
Board of Regents of the University of Texas
System, Series 2021A, 0.08%, 12/08/21 . 13,725 13,723,257
Board of Regents of the University of Texas
System, Series 2021A, 0.08%, 12/09/21 . 5,000 4,999,425
Board of Regents of the University of Texas
System, Series 2021A, 0.10%, 01/13/22 . 25,000 24,999,525
Brownsville Texas Utilities System, Series
2021A, 0.22%, 12/16/21 ............ 10,000 9,998,620
City of Austin Water & Wastewater System,
Series 2008, RB, VRDN (Barclays Bank plc
LOC), 0.06%, 11/05/21
(c)
............ 9,190 9,190,000
City of Garland, Series 2021 (Barclays LOC),
0.06%, 11/17/21 ................. 8,000 7,999,744
City of Garland, Series 2021 (Sumitomo Mitsui
LOC), 0.10%, 12/16/21 ............. 26,500 26,499,682
City of Houston Combined Utility System,
Series 2004B-2, RB, VRDN (Citibank NA
LOC), 0.05%, 11/05/21
(c)
............ 1,630 1,630,000
City of Houston Combined Utility System,
Series 2004B-3, RB, VRDN (Sumitomo
Mitsui Banking LOC), 0.05%, 11/05/21
(c)
. 10,755 10,755,000
Security
Par (000)
Par (000) Value
Texas (continued)
Dallas Texas Water Works & Swear System,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2697, RB, VRDN (Citibank NA LIQ),
0.07%, 11/05/21
(a)(b)(c)
.............. USD 6,000 $ 6,000,000
Harris County Cultural Education Facilities
Finance Corp., Series 2021C-1,
0.08%, 01/04/22 ................. 73,000 72,987,955
Harris County Texas Cultural Education
Facilities Finance Corp., Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2021E-149, RB, VRDN
(Royal Bank of Canada Guaranty),
0.08%, 11/05/21
(a)(b)(c)
.............. 15,400 15,400,000
Lamar Texas Cons Independent School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series G-18,
GO, VRDN (Royal Bank of Canada
Guaranty), 0.08%, 11/05/21
(a)(b)(c)
...... 7,740 7,740,000
Laredo Texas, Tender Option Bond Trust
Receipts/Certificates Various States, Series
G-60, GO, VRDN (Royal Bank of Canada
LOC), 0.08%, 11/05/21
(a)(b)(c)
.......... 10,520 10,520,000
Leander Texas Independent School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series G-62,
GO, VRDN (Royal Bank of Canada
Guaranty), 0.08%, 11/05/21
(a)(b)(c)
...... 2,000 2,000,000
Lower Colorado River Authority, Series 2021
(JPM Chase Bank NA LOC, State Street
Bank LOC), 0.09%, 01/05/22 ......... 6,470 6,468,926
North Bend Water Authority Texas Water,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0816, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.11%, 11/05/21
(a)(b)(c)
.... 16,520 16,520,000
Permanent University Fund - University of
Texas System, Series 2008A, RB, VRDN
(University of Texas System (The) LIQ),
0.04%, 11/05/21
(c)
................ 6,840 6,840,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2002C, RB,
VRDN, 0.08%, 11/05/21
(c)
........... 1,500 1,500,000
Port of Arthur Navigation District Industrial
Development Corp., Series 2010A, RB,
VRDN, 0.08%, 11/05/21
(c)
........... 3,000 3,000,000
Red River Education Finance Corp., Series
2000, RB, VRDN (TD Bank NA SBPA),
0.07%, 11/05/21
(c)
................ 15,000 15,000,000
Red River Education Finance Corp., Series
2006, RB, VRDN (TD Bank NA SBPA),
0.06%, 11/05/21
(c)
................ 21,900 21,900,000
San Antonio Housing Trust Finance Corp.,
Series 2020A, RB, VRDN (United Fidelity
Bank LOC), 0.05%, 11/05/21
(c)
........ 17,250 17,250,000
San Antonio Housing Trust Finance Corp.,
Series 2020B, RB, VRDN (United Fidelity
Bank LOC), 0.05%, 11/05/21
(c)
........ 4,000 4,000,000
South Texas Community College District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018G-
35, GO, VRDN (Royal Bank of Canada
Guaranty), 0.08%, 11/05/21
(a)(b)(c)
...... 7,135 7,135,000
State of Texas, Series 2015B, GO, VRDN
(Federal Home Loan Bank SBPA),
0.05%, 11/05/21
(c)
................ 60,225 60,225,000

2021
BlackRock Annual Report to Shareholders
MuniCash

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
Security
Par (000)
Par (000) Value
Texas (continued)
State of Texas, Series 2018, GO, VRDN
(Federal Home Loan Bank LIQ),
0.06%, 11/05/21
(c)
................ USD 2,215 $ 2,215,000
Tarrant County Cultural Education Facilities
Finance Corp., Series 2008A, RB, VRDN
(TD Bank NA LOC), 0.03%, 11/01/21
(c)
.. 25,120 25,120,000
Texas A&M University, Series 2021B,
0.08%, 11/03/21 ................. 35,000 34,999,650
Texas Water Development Board, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2015-XF2201,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.10%, 11/05/21
(a)(b)(c)
.............. 300 300,000
510,923,734
Utah — 2.1%
(c)
City of Murray, Series 2003A, RB, VRDN,
0.04%, 11/05/21 ................. 39,600 39,600,000
County of Utah, Series 2016C, RB,
VRDN (BMO Harris Bank NA SBPA),
0.05%, 11/05/21 ................. 28,975 28,975,000
County of Utah, Series 2016E, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.05%, 11/05/21 ................. 11,790 11,790,000
County of Utah, Series 2018C, RB, VRDN (TD
Bank NA SBPA), 0.02%, 11/01/21 ...... 27,260 27,260,000
Intermountain Power Agency Utah Power,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
E142, RB, VRDN (Royal Bank of Canada
Guaranty), 0.08%, 11/05/21
(a)(b)
....... 5,255 5,255,000
Utah County Hospital, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2019-XM0732, RB, VRDN (Wells
Fargo Bank NA LIQ), 0.08%, 11/05/21
(a)(b)
1,910 1,910,000
114,790,000
Vermont — 0.1%
Vermont Municipal Bond Bank, Series 2021-4,
RB, 4.00%, 12/01/21 .............. 2,630 2,638,148
Virginia — 1.4%
(c)
Fairfax County Industrial Development
Authority, Series 2016C, RB, VRDN,
0.05%, 11/05/21 ................. 6,830 6,830,000
Hampton Roads Transport Accountant, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2018-XF0606,
RB, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)
............... 5,100 5,100,000
Loudoun County Economic Development
Authority, Series 2003A, RB, VRDN,
0.04%, 11/05/21 ................. 12,530 12,530,000
Loudoun County Economic Development
Authority, Series 2003F, RB, VRDN,
0.06%, 11/05/21 ................. 23,055 23,055,000
Norfolk Economic Development Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XG0183, RB, VRDN (Barclays Bank plc
LIQ), 0.08%, 11/05/21
(a)(b)
........... 12,860 12,860,000
Virginia College Building Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XG0329,
RB, VRDN (Bank of America NA LIQ),
0.07%, 11/05/21
(a)(b)
............... 7,310 7,310,000
Security
Par (000)
Par (000) Value
Virginia (continued)
Virginia Commonwealth Transportation Board
Trust, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF0659, RB, VRDN (Royal Bank of Canada
LIQ), 0.08%, 11/05/21
(a)(b)
........... USD 6,000 $ 6,000,000
73,685,000
Washington — 1.9%
County of King, Series 2019B, GO, VRDN (TD
Bank NA SBPA), 0.06%, 11/05/21
(c)
..... 10,600 10,600,000
County of King, Series 2021A, 0.09%, 11/09/21 3,500 3,499,923
County of King, Series 2021A, 0.09%, 12/17/21 4,500 4,499,406
County of King, Series 2021A, 0.09%, 01/11/22 15,025 15,024,744
King County Washington Housing Authority,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XL0141, RB, VRDN (Wells Fargo Bank NA
LIQ), 0.08%, 11/05/21
(a)(b)(c)
.......... 5,300 5,300,000
University of Washington, Series 2021A,
0.12%, 02/08/22 ................. 3,000 2,999,439
University of Washington, Series 2021A,
0.11%, 02/17/22 ................. 9,800 9,797,746
Washington Higher Education Facilities
Authority, Series 2004, RB, VRDN
(JP Morgan Chase Bank NA SBPA),
0.06%, 11/05/21
(c)
................ 19,535 19,535,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018-XF2527, RB, VRDN (Citibank NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 1,875 1,875,000
Washington State Health Care Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XX1106, RB, VRDN (Barclays Bank
plc Guaranty), 0.09%, 11/05/21
(a)(b)(c)
.... 7,240 7,240,000
Washington State Housing Finance
Commission, Series 2014, RB, VRDN (East
West Bank LOC), 0.06%, 11/05/21
(c)
.... 22,070 22,070,000
102,441,258
Wisconsin — 1.4%
(c)
Public Finance Authority, Series 2019B,
RB, VRDN (Barclays Bank plc LOC),
0.06%, 11/05/21 ................. 8,850 8,850,000
University of Wisconsin Hospitals & Clinics,
Series 2018B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.03%, 11/01/21 . 16,405 16,405,000
Wisconsin Housing & Economic Development
Authority, Series 2017C, RB, VRDN (Federal
Home Loan Bank SBPA), 0.06%, 11/05/21 10,155 10,155,000
Wisconsin Housing & Economic Development
Authority, Series 2019B, RB, VRDN (Federal
Home Loan Bank SBPA), 0.05%, 11/05/21 17,400 17,400,000
Wisconsin Housing & Economic Development
Authority, Series 2021B, RB, VRDN (Federal
Home Loan Bank LIQ), 0.05%, 11/05/21 . 20,000 20,000,000
72,810,000
Total Municipal Bonds — 94.5%
(Cost: $5,078,187,448) ........................... 5,078,126,313

MuniCash
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 4.1%
California — 0.9%
(c)
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.08%, 11/05/21 .. USD 22,000 $ 22,000,000
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP,
(Sumitomo Mitsui Banking Corp. LIQ),
0.08%, 11/05/21
(b)
................ 26,500 26,500,000
48,500,000
New York — 2.1%
(c)
Nuveen AMT-Free Quality Municipal Income
Fund, Series 2016, VRDP, (Sumitomo Mitsui
Banking Corp. LOC), 0.10%, 11/05/21 ... 15,000 15,000,000
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP, ( Societe
Generale SA LOC), 0.10%, 11/05/21 .... 67,500 67,500,000
Security
Par (000)
Par (000) Value
New York (continued)
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2016, VRDP, (Toronto-
Dominion Bank LIQ), 0.09%, 11/05/21
(b)
.. USD 30,000 $ 30,000,000
112,500,000
Other — 1.1%
Nuveen AMT-Free Municipal Credit Income
Fund, Series 2013, VRDP, (JP Morgan
Chase Bank NA LIQ), 0.11%, 11/05/21
(c)
. 58,400 58,400,000
Total Closed-End Investment Companies — 4.1%
(Cost: $219,400,000) ............................. 219,400,000
Total Investments — 98.6%
(Cost: $5,297,587,448 )
(e)
.......................... 5,297,526,313
Other Assets Less Liabilities — 1.4% ................... 76,080,780
Net Assets — 100.0% .............................. $ 5,373,607,093
(a)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
When-issued security.
(e)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 5,297,526,313 $ — $ 5,297,526,313

2021
BlackRock Annual Report to Shareholders
California Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 80.4%
California — 80.4%
Abag Finance Authority for Nonprofit Corp.,
Series 2009A, RB, VRDN (Bank of America
NA LOC), 0.06%, 11/05/21
(a)
......... USD 540 $ 540,000
Abag Finance Authority for Nonprofit Corp.,
Series 2009C, RB, VRDN (Citibank NA
LOC), 0.06%, 11/05/21
(a)
............ 5,850 5,850,000
California Municipal Finance Authority, Series
2010A, RB, VRDN, 0.02%, 11/01/21
(a)
... 9,730 9,730,000
California Statewide Communities Development
Authority, Series 2007A, RB, VRDN (Wells
Fargo Bank NA LOC), 0.05%, 11/05/21
(a)
. 6,170 6,170,000
California Statewide Communities Development
Authority, Series 2008B, RB, VRDN (Wells
Fargo Bank NA LOC), 0.01%, 11/01/21
(a)
. 6,015 6,015,000
California Statewide Communities
Development Authority, Series 2021A, RB,
4.00%, 06/01/22
(b)
................ 665 678,621
Campbell California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2700, GO, VRDN (Barclays Bank plc
LIQ), 0.07%, 11/05/21
(a)(c)(d)
.......... 9,000 9,000,000
Carlsbad California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF1244, Go, VRDN (Toronto-Dominion
Bank LIQ), 0.07%, 11/05/21
(a)(c)(d)
...... 1,900 1,900,000
City & County of San Francisco, Series 2017B-
1, RB, VRDN (Bank of America NA LOC),
0.06%, 11/05/21
(a)
................ 1,000 1,000,000
City & County of San Francisco, Series 2017B-
2, RB, VRDN (Bank of America NA LOC),
0.06%, 11/05/21
(a)
................ 900 900,000
City & County of San Francisco, Series 2021A-
7 (Sumitomo Mitsui LOC), 0.07%, 11/02/21 6,000 5,999,994
City of Los Angeles Department of Airports,
Series 2021A-3 (Bank of America NA LOC),
0.07%, 01/04/22 ................. 3,000 2,999,523
City of San Diego, Series 2021A (Bank of The
West LOC), 0.10%, 12/09/21 ......... 3,000 2,999,664
County of Los Angeles, Series 2021C (Wells
Fargo Bank NA LOC), 0.07%, 12/02/21 .. 1,493 1,493,000
Del Mar California, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XG0259, VRDN (Bank of America NA
LOC), 0.10%, 11/05/21
(a)(c)(d)
.......... 2,655 2,655,000
Downey California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2021-
XF1224, Go, VRDN (Royal Bank of Canada
LIQ), 0.08%, 11/05/21
(a)(c)(d)
.......... 3,730 3,730,000
Fontana California University School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF2895, GO, VRDN (Barclays Bank plc
LIQ), 0.07%, 11/05/21
(a)(c)(d)
.......... 8,800 8,800,000
Gilroy California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XG0237,
GO, VRDN (Royal Bank of Canada LIQ),
0.08%, 11/05/21
(a)(c)(d)
.............. 2,000 2,000,000
Golden Gate Bridge Highway & Transportation
District, Series 2021B (JPM Chase Bank NA
LOC), 0.05%, 11/01/21 ............. 3,825 3,824,981
Security
Par (000)
Par (000) Value
California (continued)
Hartnell Community College District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0587,
GO, VRDN (Toronto-Dominion Bank LIQ),
0.07%, 11/05/21
(a)(c)(d)
.............. USD 1,150 $ 1,150,000
Irvine Ranch Wa ter District, Series 2008A,
(Sumitomo Mitsui Banking LOC),
0.05%, 11/05/21
(a)
................ 2,850 2,850,000
Irvine Ranch Water District, Series 2011A-1,
0.08%, 03/02/22
(a)
................ 900 899,874
Lodi California Unified School District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2021-XG0322,
Go, VRDN (Royal Bank of Canada LIQ),
0.08%, 11/05/21
(a)(c)(d)
.............. 3,000 3,000,000
Long Beach California Community College,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0780, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 10,700 10,700,000
Long Beach California University School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0862, GO, VRDN (TD Bank NA LIQ),
0.07%, 11/05/21
(a)(c)(d)
.............. 2,510 2,510,000
Los Angeles California Housing Department,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0761, RB, VRDN (JP Morgan Chase
Bank NA LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 1,875 1,875,000
Los Angeles County Capital Asset Leasing
Corp., Series 2021D (State Street Bank NA
LOC), 0.07%, 12/02/21 ............. 3,000 3,000,000
Los Angeles County Schools, Series 2020-
21B3, null, 2.00%, 12/30/21 .......... 1,000 1,003,067
Los Angeles Department of Water & Power
Water System, Series 2001B, Sub-Series
B-4, RB, VRDN (Citibank NA SBPA),
0.02%, 11/01/21
(a)
................ 3,600 3,600,000
Los Angeles Department of Water & Power
Water System, Series 2019A, Sub-Series
A-2, RB, VRDN (TD Bank NA SBPA),
0.01%, 11/01/21
(a)
................ 6,700 6,700,000
Metropolitan Water District of Southern
California, Series 2017A, RB, VRDN (PNC
Bank NA SBPA), 0.02%, 11/01/21
(a)
.... 5,750 5,750,000
Mount San Antonio California Community
College District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2019-XF0753, GO, VRDN (Royal Bank of
Canada LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 1,600 1,600,000
Municipal Improvement Corp. of Los Angeles,
Series 2021A-3 (US Bank NA LOC),
0.08%, 11/10/21 ................. 3,000 2,999,994
Northern California Power Agency, Series
2008A, RB, VRDN (Bank of America NA
LOC), 0.06%, 11/05/21
(a)
............ 900 900,000
Sacramento Municipal Utility District, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2020-XF0944,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.07%, 11/05/21
(a)(c)(d)
.............. 4,000 4,000,000
Sacramento Transportation Authority, Series
2014A, RB, VRDN (Sumitomo Mitsui
Banking LOC), 0.05%, 11/05/21
(a)
...... 2,600 2,600,000

California Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Security
Par (000)
Par (000) Value
California (continued)
San Diego Housing Authority, Series 2017A,
RB, VRDN (Bank of Tokyo-Mitsubishi UFJ
Ltd. LOC), 0.06%, 11/05/21
(a)
......... USD 2,530 $ 2,530,000
San Diego Public Facilities Financing Authority,
Series 2021B (Bank of America NA LOC),
0.08%, 12/09/21 ................. 1,900 1,899,863
San Francisco California Bay Area Rapid
Transit District, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2017-XF2449, GO, VRDN (Citibank NA
LIQ), 0.07%, 11/05/21
(a)(c)(d)
.......... 200 200,000
San Francisco City & County Airport
Community, Series 2018C, RB, VRDN
(Sumitomo Mitsui Banking LOC),
0.06%, 11/05/21
(a)
................ 3,100 3,100,000
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2002,
VRDN (Bank of America NA LOC),
0.12%, 11/05/21
(a)
................ 70 70,000
San Jose California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2018-
XF2534, GO, VRDN (Toronto-Dominion
Bank LIQ), 0.07%, 11/05/21
(a)(c)(d)
...... 1,820 1,820,000
San Mateo California Unified School District,
Tender Option Bond Trust Receipts/
Certificates Various States, Series 2020-
XF0925, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 4,407 4,407,000
Santa Barbara California Unified School
District, Tender Option Bond Trust Receipts/
Certificates Various States, Series 2019-
XF0791, GO, VRDN (JP Morgan Chase
Bank NA LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 869 869,000
Security
Par (000)
Par (000) Value
California (continued)
Santa Clara Valley Transportation Authority,
Series 2008D, RB, VRDN (TD Bank NA
SBPA), 0.02%, 11/01/21
(a)
........... USD 1,200 $ 1,200,000
State of California, Series 2004-A3, GO,
VRDN (State Street Bank & Trust Co. LOC),
0.01%, 11/01/21
(a)
................ 3,500 3,500,000
State of California, Series 2005B, Sub-Series
B-3, Go, VRDN (Sumitomo Mitsui Banking
LOC), 0.05%, 11/05/21
(a)
............ 800 800,000
State of California, Series 2021A-5 (US Bank
NA LOC), 0.07%, 11/18/21 .......... 3,000 2,999,898
University of California, Series 2013AL-3, RB,
VRDN, 0.02%, 11/01/21
(a)
........... 700 700,000
University of California, Series 2013AL-4, RB,
VRDN, 0.01%, 11/01/21
(a)
........... 10,130 10,130,000
University of California, Tender Option Bond
Trust Receipts/Certificates Various States,
Series 2018-YX1098, RB, VRDN (Barclays
Bank plc LIQ), 0.07%, 11/05/21
(a)(c)(d)
.... 1,000 1,000,000
Total Municipal Bonds — 80.4%
(Cost: $166,650,646) ............................. 166,649,479
Closed-End Investment Companies — 3.9%
California — 3.9%
Nuveen California AMT-Free Quality Municipal
Income Fund, Series 2013, VRDP, (Royal
Bank of Canada LIQ), 0.08%, 11/05/21
(a)
. 8,000 8,000,000
Total Closed-End Investment Companies — 3.9%
(Cost: $8,000,000) .............................. 8,000,000
Total Investments — 84.3%
(Cost: $174,650,646 )
(e)
............................ 174,649,479
Other Assets Less Liabilities — 15.7% .................. 32,507,476
Net Assets — 100.0% .............................. $ 207,156,955
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
When-issued security.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 174,649,479 $ — $ 174,649,479

2021
BlackRock Annual Report to Shareholders
New York Money Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
October 31, 2021
Security
Par (000)
Pa r (000) Value
Municipal Bonds — 95.8%
New York — 95.8%
Battery Park City Authority, Tender Option
Bond Trust Receipts/Certificates Various
States, Series 2019E-137, VRDN (Royal
Bank of Canada, Credit Agreement/SBPA),
0.08%, 11/05/21
(a)(b)
............... USD 1,300 $ 1,300,000
Dutchess County Industrial Development
Agency, Series 2008, RB, VRDN (TD Bank
NA LOC), 0.05%, 11/05/21
(b)
......... 2,315 2,315,000
Franklin County Civic Development Corp.,
Series 2013A, RB, VRDN (HSBC Bank USA
NA LOC), 0.07%, 11/05/21
(b)
......... 1,060 1,060,000
Hudson YDS Infrastructure Corp., Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2017-XF0550,
RB, VRDN (Toronto-Dominion Bank LIQ),
0.09%, 11/05/21
(a)(b)(c)
.............. 1,200 1,200,000
Metropolitan Transportation Authority, Series
2015, Sub-Series E-1, RB, VRDN (Barclays
Bank plc LOC), 0.04%, 11/01/21
(b)
..... 1,710 1,710,000
Nassau County, Tender Option Bond Trust
Receipts/Certificates Various States, Series
2018G-5, GO, VRDN (Royal Bank of
Canada LOC), 0.08%, 11/05/21
(a)(b)(c)
.... 2,100 2,100,000
New York City Health & Hospitals Corp., Series
2008B, RB, VRDN (TD Bank NA LOC),
0.06%, 11/05/21
(b)
................ 700 700,000
New York City Housing Development Corp.,
Series 2008A, RB, VRDN (Freddie Mac
LOC), 0.06%, 11/05/21
(b)
............ 2,750 2,750,000
New York City Housing Development Corp.,
Series 2009A, RB, VRDN (Freddie Mac
LOC), 0.06%, 11/05/21
(b)
............ 2,200 2,200,000
New York City Housing Development Corp.,
Series 2011B, RB, VRDN (Federal
Home Loan Mortgage Corp., Guar antee
Agreement ), 0.05%, 11/05/21
(b)
....... 225 225,000
New York City Housing Development Corp.,
Series A, RB, VRDN (Fannie Mae LOC),
0.05%, 11/05/21
(b)
................ 2,715 2,715,000
New York City Industrial Development Agency,
Series 2004B, RB, VRDN (Bank of America
NA LOC), 0.03%, 11/01/21
(b)
......... 2,700 2,700,000
New York City Transitional Finance Authority
Future Tax Secured, Series 2018, Sub-
Series C-6, RB, VRDN (Sumitomo Mitsui
Banking SBPA), 0.06%, 11/05/21
(b)
..... 1,000 1,000,000
New York City Trust for Cultural Resources,
Series 2009A, RB, VRDN (JP Morgan
Chase Bank NA LOC), 0.06%, 11/05/21
(b)
500 500,000
New York City Water & Sewer System,
Series 2003, Sub-Series F-1-A, RB,
VRDN (Barclays Bank plc SBPA),
0.05%, 11/05/21
(b)
................ 130 130,000
New York City Water & Sewer System, Series
2014AA, Sub-Series AA-5, RB, VRDN
(Mizuho Bank Ltd. SBPA), 0.03%, 11/01/21
(b)
1,750 1,750,000
New York Power Authority, Series 2021 (JP
Morgan Chase Bank NA/TD Bank NA/Wells
Fargo Bank NA/State Street Bank and Trust,
SBPA), 0.09%, 11/17/21 ............ 2,000 1,999,994
Security
Par (000)
Par (000) Value
New York (continued)
New York State Authority General, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0847,
RB, VRDN (Royal Bank of Canada LOC),
0.08%, 11/05/21
(a)(b)(c)
.............. USD 2,250 $ 2,250,000
New York State Dormitory Authority, Series
2006, RB, VRDN (Fannie Mae LOC),
0.04%, 11/05/21
(b)
................ 1,650 1,650,000
New York State Dormitory Authority, Series
2008A-1, RB, VRDN (Bank of America NA
LOC), 0.04%, 11/05/21
(b)
............ 450 450,000
New York State Dormitory Authority, Series
2008D, RB, VRDN (TD Bank NA LOC),
0.05%, 11/05/21
(b)
................ 660 660,000
New York State Dormitory Authority, Series
2009, RB, VRDN (TD Bank NA LOC),
0.05%, 11/05/21
(b)
................ 885 885,000
New York State Dormitory Authority, Series
2009A, RB, VRDN, 0.04%, 11/05/21
(b)
... 2,900 2,900,000
New York State Dormitory Authority, Series
2012, RB, VRDN (HSBC Bank USA NA
LOC), 0.07%, 11/05/21
(b)
............ 3,000 3,000,000
New York State Dormitory Authority, Tender
Option Bond Trust Receipts/Certificates
Various States, Series 2019-XF0838,
RB, VRDN (Bank of America NA LIQ),
0.08%, 11/05/21
(a)(b)(c)
.............. 1,600 1,600,000
New York State Energy Research &
Development Authority, Series 2005A, Sub-
Series A-1, RB, VRDN (Mizuho Bank Ltd.
LOC), 0.06%, 11/05/21
(b)
............ 1,600 1,600,000
New York State Housing Finance Agency,
Series 2003A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 11/05/21
(b)
................ 2,800 2,800,000
New York State Housing Finance Agency,
Series 2008A, RB, VRDN (Freddie Mac
LIQ), 0.07%, 11/05/21
(b)
............ 225 225,000
New York State Housing Finance Agency,
Series 2010A, RB, VRDN (Freddie Mac
LIQ), 0.05%, 11/05/21
(b)
............ 300 300,000
New York State Housing Finance Agency,
Series 2016A, RB, VRDN ( Landesbank
Hessen- Thuringen Girozentrale LOC),
0.07%, 11/05/21
(b)
................ 2,600 2,600,000
New York State Urban Development Corp.,
Series 2004A-3-B, RB, VRDN (JP Morgan
Chase Bank NA SBPA), 0.06%, 11/05/21
(b)
1,000 1,000,000
New York State Urban Development Corp.,
Series 2008A-1, RB, VRDN (Wells Fargo
Bank NA LOC), 0.05%, 11/05/21
(b)
..... 1,825 1,825,000
North Amityville Fire Co., Inc., Series 2003, RB,
VRDN (Citibank NA LOC), 0.11%, 11/05/21
(b)
245 245,000
Port Authority of New York & New Jersey,
Series 2021B (JP Morgan Chase Bank NA
Guaranty), 0.16%, 04/13/22 .......... 3,000 2,998,767
Triborough Bridge & Tunnel Authority,
Series 2005, Sub-Series B-3, RB, VRDN
(State Street Bank & Trust Co. LOC),
0.04%, 11/01/21
(b)
................ 2,250 2,250,000
Westchester County Industrial Development
Agency, Series 2004, RB, VRDN (TD Bank
NA LOC), 0.05%, 11/05/21
(b)
......... 1,700 1,700,000
Total Municipal Bonds — 95.8%
(Cost: $57,295,000) .............................. 57,293,761

New York Money Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
October 31, 2021
See notes to financial statements.
Security
Par (000)
Pa r (000) Value
Closed-End Investment Companies — 4.2%
New York — 4.2%
Nuveen New York AMT-Free Quality Municipal
Income Fund, Series 2010, VRDP,
(Sumitomo Mitsui Banking Corp. LOC),
0.10%, 11/05/21
(b)
................ USD 2,500 $ 2,500,000
Total Closed-End Investment Companies — 4.2%
(Cost: $2,500,000) .............................. 2,500,000
Total Investments — 100.0%
(Cost: $59,795,000 )
(d)
............................ 59,793,761
Other Assets Less Liabilities — 0.0% ................... 6,345
Net Assets — 100.0% .............................. $ 59,800,106
(a)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Cost for U.S. federal income tax purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities ....................................... $ — $ 59,793,761 $ — $ 59,793,761

Statements of Assets and Liabilities

October 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................... $ 5,099,546,180 $ 64,023,555,224 $ 4,607,460,375 $ 7,090,080,200 $ 39,760,463,964
Cash   ................................................ 134,030,615 4,698,990,014 285,018,768 — 3,003,229,950
Repurchase agreements, at value — unaffiliated
(b)
.................. — 102,419,269,264 900,500,000 1,597,000,000 77,754,233,842
Receivables: – – – – –
Investments sold ....................................... 25,112,306 586,729,953 — — 3,285,541,724
Capital shares sold ...................................... — 3,801,125,657 — — 1,481
Interest — unaffiliated .................................... 202,430 12,920,492 709,705 1,178,652 7,573,478
Deferred offering costs ..................................... — 38,616 — — —
Prepaid expenses ........................................ 482,062 67,583,554 153,309 4,101,995 26,797,359
Total assets ............................................
5,259,373,593 175,610,212,774 5,793,842,157 8,692,360,847 123,837,841,798
LIABILITIES
Bank overdraft ........................................... — — — 22,446,418 —
Payables: – – – – –
Investments purchased ................................... 237,272,349 4,171,787,836 6,004,349 9,867,415 2,603,958,799
Capital shares redeemed .................................. — 3,801,056,489 — — —
Custodian fees ......................................... 32,016 811,137 60,659 74,747 632,286
Income dividend distributions ............................... — 1,733,012 147,856 54,207 189,730
Management fees ....................................... 305,505 7,290,085 606,005 899,714 6,075,753
Trustees' and Officer's fees ................................ 20,833 102,953 20,427 30,284 65,842
Printing and postage fees ................................. 17,114 22,747 16,853 15,857 22,964
Professional fees ....................................... 53,456 428,856 74,931 72,740 264,114
Registration fees ....................................... 56,747 1,952,254 41,724 477,178 817,598
Service and distribution fees ................................ 294,749 66,774,771 82 3,899,397 25,767,765
Transfer agent fees ..................................... 14,726 303,319 29,192 61,031 442,924
Other accrued expenses .................................. 66,261 65,023 8,247 11,362 133,325
Total liabilities ...........................................
238,133,756 8,052,328,482 7,010,325 37,910,350 2,638,371,100
NET ASSETS ...........................................
$ 5,021,239,837 $ 167,557,884,292 $ 5,786,831,832 $ 8,654,450,497 $ 121,199,470,698
NET ASSETS CONSIST OF
Paid-in capital ........................................... $ 5,021,005,701 $ 167,55 5 ,9 23, 6 2 2 $ 5,787,821,861 $ 8,654,672,756 $ 121,198,110,883
Accumulated earnings (loss) ................................. 234,136 1,960 , 670 (990,029) (222,259) 1,359,815
NET ASSETS ...........................................
$ 5,021,239,837 $ 167,557,884,292 $ 5,786,831,832 $ 8,654,450,497 $ 121,199,470,698
(a)
  Investments, at cost — unaffiliated ........................... $ 5,099,546,180 $ 64,023,555,224 $ 4,607,279,279 $ 7,089,770,956 $ 39,760,463,964
(b)
  Repurchase agreements, at cost — unaffiliated ................... $ — $ 102,419,269,264 $ 900,500,000 $ 1,597,000,000 $ 77,754,233,842

Statements of Assets and Liabilities
(continued)
October 31, 2021

Financial Statements
BlackRock Liquid
Federal Trust Fund FedFund TempCash TempFund T-Fund
NET ASSET VALUE
Institutional
Net assets ....................................
$ 4,912,972,689 $ 127,458,226,830 $ 5,786,777,395 $ 7,923,377,411 $ 91,031,975,706
Shares outstanding .............................
4,912,736,203 127,456,803,889 5,783,352,234 7,919,835,480 91,030,913,234
Net asset value ................................
$ 1.00 $ 1.00 $ 1.00 06 $ 1.00 04 $ 1.00
Shares authorized ..............................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Administration
Net assets ....................................
$ 87,090,785 $ 3,021,091,919 $ — $ 10,577,363 $ 504,427,224
Shares outstanding .............................
87,086,593 3,021,058,192 — 10,572,092 504,421,337
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Capital
Net assets ....................................
$ — $ 25,722,827,222 $ — $ 1,148,725 $ 27,304,259,208
Shares outstanding .............................
— 25,722,540,057 — 1,148,148 27,303,940,529
Net asset value ................................
$ — $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
— Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Cash Management
Net assets ....................................
$ 10,191,187 $ 590,584,230 $ — $ 596,682,867 $ 825,420,302
Shares outstanding .............................
10,190,697 590,577,637 — 596,405,122 825,410,668
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Cash Reserve
Net assets ....................................
$ 8,151 $ 5,518,535,917 $ — $ 14,234,408 $ 482,231,094
Shares outstanding .............................
8,150 5,518,474,307 — 14,227,711 482,225,466
Net asset value ................................
$ 1.00 $ 1.00 $ — $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited — Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Dollar
Net assets ....................................
$ 10,977,025 $ 2,863,691,770 $ 17,936 $ 107,298,276 $ 1,000,400,915
Shares outstanding .............................
10,976,497 2,863,659,800 17,926 107,247,927 1,000,389,239
Net asset value ................................
$ 1.00 $ 1.00 $ 1.00 06 $ 1.00 05 $ 1.00
Shares authorized ..............................
Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Mischler Financial Group Shares
Net assets ....................................
$ — $ 1,636,430,277 $ — $ — $ —
Shares outstanding .............................
— 1,636,412,008 — — —
Net asset value ................................
$ — $ 1.00 $ — $ — $ —
Shares authorized ..............................
— Unlimited — — —
Par value ....................................
$ — $ — $ — $ — $ —
Premier
Net assets ....................................
$ — $ 18,891,829 $ 36,501 $ — $ 12,958,015
Shares outstanding .............................
— 18,891,618 36,478 — 12,957,864
Net asset value ................................
$ — $ 1.00 $ 1.00 06 $ — $ 1.00
Shares authorized ..............................
— Unlimited Unlimited — Unlimited
Par value ....................................
$ — $ — $ — $ — $ —
Private Client
Net assets ....................................
$ — $ 252,091 $ — $ 1,131,447 $ —
Shares outstanding .............................
— 252,088 — 1,130,885 —
Net asset value ................................
$ — $ 1.00 $ — $ 1.00 05 $ —
Shares authorized ..............................
— Unlimited — Unlimited —
Par value ....................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid
Federal Trust Fund FedFund TempCash TempFund T-Fund
Select
Net assets ....................................
$ — $ 727,352,207 $ — $ — $ 37,798,234
Shares outstanding .............................
— 727,344,087 — — 37,797,793
Net asset value ................................
$ — $ 1.00 $ — $ — $ 1.00
Shares authorized ..............................
— Unlimited — — Unlimited
Par value ....................................
$ — $ — $ — $ — $ —

Statements of Assets and Liabilities
(continued)
October 31, 2021

Financial Statements
See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
ASSETS
Investments, at value — unaffiliated
(a)
.......................................... $ 98,076,181,299 $ 5,297,526,313 $ 174,649,479 $ 59,793,761
Cash   ............................................................... 2,204,130,910 9,364,640 3,703,832 84,915
Receivables: – – – –
Investments sold ...................................................... 3,146,324,733 74,870,000 33,065,000 —
Interest — unaffiliated ................................................... 11,054,818 2,815,402 27,787 3,838
From the Manager ..................................................... — — — 1,237
Prepaid expenses ....................................................... 8,435,319 173,570 17,673 26,550
Total assets ...........................................................
103,446,127,079 5,384,749,925 211,463,771 59,910,301
LIABILITIES
Payables: – – – –
Investments purchased .................................................. 2,400,771,935 10,621,104 4,178,633 —
Custodian fees ........................................................ 595,831 98,309 5,922 4,369
Income dividend distributions .............................................. 163,953 7,699 130 189
Management fees ...................................................... 3,793,132 232,031 596 —
Trustees' and Officer's fees ............................................... 37,189 12,836 1,808 1,940
Printing and postage fees ................................................ 18,119 16,166 14,351 14,112
Professional fees ...................................................... 179,518 104,018 73,006 78,411
Registration fees ...................................................... 745,467 13,595 30,255 9,267
Service and distribution fees ............................................... 8,022,403 14,491 — 94
Transfer agent fees .................................................... 70,021 15,199 733 756
Other accrued expenses ................................................. 99,753 7,384 1,382 1,057
Total liabilities ..........................................................
2,414,497,321 11,142,832 4,306,816 110,195
NET ASSETS ..........................................................
$ 101,031,629,758 $ 5,373,607,093 $ 207,156,955 $ 59,800,106
NET ASSETS CONSIST OF
Paid-in capital .......................................................... $ 101,030,584,725 $ 5,373,439,020 $ 206,988,829 $ 59,801,344
Accumulated earnings (loss) ................................................ 1,045,033 168,073 168,126 (1,238)
NET ASSETS ..........................................................
$ 101,031,629,758 $ 5,373,607,093 $ 207,156,955 $ 59,800,106
(a)
  Investments, at cost — unaffiliated .......................................... $ 98,076,181,299 $ 5,297,587,448 $ 174,650,646 $ 59,795,000

Statements of Assets and Liabilities
(continued)
October 31, 2021
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
NET ASSET VALUE
Institutional
Net assets .....................................................
$ 98,602,650,385 $ 5,368,796,932 $ 207,156,955 $ 59,800,106
Shares outstanding ..............................................
98,601,630,477 5,368,040,484 207,038,604 59,799,841
Net asset value .................................................
$ 1.00 $ 1.00 01 $ 1.00 06 $ 1.00 00
Shares authorized ...............................................
Unlimited Unlimited Unlimited Unlimited
Par value .....................................................
$ — $ — $ — $ —
Administration
Net assets .....................................................
$ 599,190,067 $ — $ — $ —
Shares outstanding ..............................................
599,183,869 — — —
Net asset value .................................................
$ 1.00 $ — $ — $ —
Shares authorized ...............................................
Unlimited — — —
Par value .....................................................
$ — $ — $ — $ —
Capital
Net assets .....................................................
$ 3,299,458 $ — $ — $ —
Shares outstanding ..............................................
3,299,424 — — —
Net asset value .................................................
$ 1.00 $ — $ — $ —
Shares authorized ...............................................
Unlimited — — —
Par value .....................................................
$ — $ — $ — $ —
Cash Management
Net assets .....................................................
$ 32,959,685 $ — $ — $ —
Shares outstanding ..............................................
32,959,344 — — —
Net asset value .................................................
$ 1.00 $ — $ — $ —
Shares authorized ...............................................
Unlimited — — —
Par value .....................................................
$ — $ — $ — $ —
Cash Reserve
Net assets .....................................................
$ 97,008,331 $ — $ — $ —
Shares outstanding ..............................................
97,007,327 — — —
Net asset value .................................................
$ 1.00 $ — $ — $ —
Shares authorized ...............................................
Unlimited — — —
Par value .....................................................
$ — $ — $ — $ —
Dollar
Net assets .....................................................
$ 1,035,846,053 $ 4,810,161 $ — $ —
Shares outstanding ..............................................
1,035,835,339 4,809,566 — —
Net asset value .................................................
$ 1.00 $ 1.00 01 $ — $ —
Shares authorized ...............................................
Unlimited Unlimited — —
Par value .....................................................
$ — $ — $ — $ —
Select
Net assets .....................................................
$ 660,675,779 $ — $ — $ —
Shares outstanding ..............................................
660,668,945 — — —
Net asset value .................................................
$ 1.00 $ — $ — $ —
Shares authorized ...............................................
Unlimited — — —
Par value .....................................................
$ — $ — $ — $ —

Statements of Operations
Year Ended October 31, 2021

Financial Statements
BlackRock
Liquid Federal
Trust Fund FedFund TempCash TempFund T-Fund
INVESTMENT INCOME – – – – –
Interest — unaffiliated .................................... $ 4,145,815 $ 158,118,807 $ 17,276,010 $ 20,747,731 $ 100,262,078
Total investment income ....................................
4,145,815 158,118,807 17,276,010 20,747,731 100,262,078
EXPENSES
Management .......................................... 9,675,340 310,327,921 18,331,229 21,937,734 216,942,413
Registration .......................................... 408,437 10,111,877 493,883 456,036 5,162,597
Service and distribution — class specific ....................... 184,461 53,049,462 45 3,184,243 21,255,656
Professional .......................................... 79,225 814,631 107,259 106,132 509,376
Transfer agent ......................................... 73,761 1,130,131 96,947 334,470 965,046
Custodian ............................................ 57,258 1,349,387 109,670 137,248 1,126,420
Trustees and Officer ..................................... 28,620 430,900 55,898 79,037 390,381
Offering ............................................. — 106,146 — — —
Miscellaneous ......................................... 100,640 782,998 152,072 144,634 553,796
Total expenses ..........................................
10,607,742 378,103,453 19,347,003 26,379,534 246,905,685
Less: – – – – –
Fees waived and/or reimbursed by the Manager .................. (6,474,649) (194,289,002) (6,177,371) (7,009,386) (131,981,254)
Service and distribution fees waived and/or reimbursed — class specific .. (184,461) (53,049,462) (39) (3,008,102) (21,189,678)
Total expenses after fees waived and/or reimbursed .................
3,948,632 130,764,989 13,169,593 16,362,046 93,734,753
Net investment income .....................................
197,183 27,353,818 4,106,417 4,385,685 6,527,325
REALIZED AND UNREALIZED GAIN (LOSS) $ 174,919 $ 3,354,063 $ (2,612,246) $ (2,400,550) $ 2,034,133
Net realized gain from investments ........................... 174,919 3,354,063 54,111 110,809 2,034,133
Net change in unrealized depreciation on investments .............. — — (2,666,357) (2,511,359) —
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 372,102 $ 30,707,881 $ 1,494,171 $ 1,985,135 $ 8,561,458
See notes to financial statements.

Statements of Operations
(continued)
Year Ended October 31, 2021
2021
BlackRock Annual Report to Shareholders

Treasury Trust
Fund MuniCash
California
Money Fund
New York
Money Fund
INVESTMENT INCOME – – – –
Interest — unaffiliated ................................................... $ 57,834,235 $ 4,907,587 $ 138,572 $ 94,268
Total investment income ...................................................
57,834,235 4,907,587 138,572 94,268
EXPENSES
Management ......................................................... 156,908,771 14,532,131 952,830 500,488
Service and distribution — class specific ...................................... 7,986,950 11,124 — —
Registration ......................................................... 2,331,059 388,731 54,957 74,779
Custodian ........................................................... 868,632 179,672 8,350 8,673
Professional ......................................................... 360,623 109,275 86,910 82,398
Trustees and Officer .................................................... 353,063 43,576 10,533 10,510
Transfer agent ........................................................ 337,813 58,313 2,711 2,296
Miscellaneous ........................................................ 352,473 92,744 30,746 30,626
Total expenses .........................................................
169,499,384 15,415,566 1,147,037 709,770
Less: – – – –
Fees waived and/or reimbursed by the Manager ................................. (108,732,723) (10,948,706) (1,027,700) (626,134)
Service and distribution fees waived and/or reimbursed — class specific ................. (7,986,950) (11,124) — —
Total expenses after fees waived and/or reimbursed ................................
52,779,711 4,455,736 119,337 83,636
Net investment income ....................................................
5,054,524 451,851 19,235 10,632
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,328,151 $ 41,594 $ 166,492 $ (4,222)
Net realized gain from investments .......................................... 1,328,151 238,132 168,937 —
Net change in unrealized depreciation on investments ............................. — (196,538) (2,445) (4,222)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................
$ 6,382,675 $ 493,445 $ 185,727 $ 6,410
See notes to financial statements.

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Liquid Federal Trust Fund FedFund
Year Ended October 31, Year Ended October 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................... $ 197,183 $ 23,348,193 $ 27,353,818 $ 753,860,151
Net realized gain ................................................... 174,919 671,876 3,354,063 27,444,938
Net increase in net assets resulting from operations ..............................
372,102 24,020,069 30,707,881 781,305,089
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ...................................................... (856,148) (23,011,396) (36,593,415) (669,745,146)
  Administration .................................................... (15,249) (468,572) (847,853) (15,836,138)
  Capital ......................................................... — — (5,093,642) (49,238,496)
  Cash Management ................................................. (2,109) (44,364) (128,908) (1,592,758)
  Cash Reserve .................................................... (42) (2,485) (1,591,606) (21,485,458)
  Dollar .......................................................... (3,393) (66,472) (807,667) (11,874,360)
Mischler Financial Group Shares ........................................ — — (82,914) —
  Premier ......................................................... — (235) (2,205) (232)
  Private Client ..................................................... — — (67) (951)
  Select .......................................................... — — (184,048) (638,200)
Decrease in net assets resulting from distributions to shareholders ....................
(876,941) (23,593,524) (45,332,325) (770,411,739)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ....................
413,281,524 1,061,824,847 3,447,674,638 52,209,385,495
NET ASSETS
Total increase in net assets .............................................. 412,776,685 1,062,251,392 3,433,050,194 52,220,278,845
Beginning of year .....................................................
4,608,463,152 3,546,211,760 164,124,834,098 111,904,555,253
End of year .........................................................
$ 5,021,239,837 $ 4,608,463,152 $ 167,557,884,292 $ 164,124,834,098
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempCash TempFund
Year Ended October 31, Year Ended October 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 4,106,417 $ 87,878,685 $ 4,385,685 $ 87,376,114
Net realized gain (loss) .................................................... 54,111 (1,220,250) 110,809 (815,103)
Net change in unrealized appreciation (depreciation) ................................ (2,666,357) 438,880 (2,511,359) (73,119)
Net increase in net assets resulting from operations ...................................
1,494,171 87,097,315 1,985,135 86,487,892
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (4,414,196) (87,880,802) (5,306,972) (84,499,283)
  Administration ......................................................... — — (3,271) (366,136)
  Capital .............................................................. — — (625) (467)
  Cash Management ...................................................... — — (150,131) (2,995,688)
  Cash Reserve ......................................................... — — (2,699) (30,920)
  Dollar ............................................................... (4) (112) (34,335) (537,055)
  Premier .............................................................. (18) (309) — —
  Private Client .......................................................... — — (273) (12,766)
Decrease in net assets resulting from distributions to shareholders .........................
(4,414,218) (87,881,223) (5,498,306) (88,442,315)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(4,848,448,403) 603,276,726 (2,973,071,701) 271,048,458
NET ASSETS
Total increase (decrease) in net assets ........................................... (4,851,368,450) 602,492,818 (2,976,584,872) 269,094,035
Beginning of year ..........................................................
10,638,200,282 10,035,707,464 11,631,035,369 11,361,941,334
End of year ..............................................................
$ 5,786,831,832 $ 10,638,200,282 $ 8,654,450,497 $ 11,631,035,369
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
T-Fund Treasury Trust Fund
Year Ended October 31, Year Ended October 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................... $ 6,527,325 $ 484,490,977 $ 5,054,524 $ 272,160,341
Net realized gain ............................................... 2,034,133 11,254,508 1,328,151 5,555,006
Net increase in net assets resulting from operations ..........................
8,561,458 495,745,485 6,382,675 277,715,347
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional .................................................. (14,675,809) (419,749,578) (9,193,212) (268,762,817)
  Administration ................................................ (76,283) (3,593,535) (58,136) (2,705,419)
  Capital ..................................................... (3,085,773) (58,140,794) (140) —
  Cash Management ............................................. (146,495) (3,577,313) (5,621) (123,299)
  Cash Reserve ................................................ (64,004) (382,216) (12,927) (424,419)
  Dollar ...................................................... (145,206) (3,976,267) (121,091) (4,891,290)
  Premier ..................................................... (1,273) (224) — (228)
  Select ...................................................... (7,954) (36,784) (58,575) (137,158)
Decrease in net assets resulting from distributions to shareholders ................
(18,202,797) (489,456,711) (9,449,702) (277,044,630)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................
14,842,780,470 28,196,920,810 43,035,065,014 17,678,878,374
NET ASSETS
Total increase in net assets .......................................... 14,833,139,131 28,203,209,584 43,031,997,987 17,679,549,091
Beginning of year .................................................
106,366,331,567 78,163,121,983 57,999,631,771 40,320,082,680
End of year .....................................................
$ 121,199,470,698 $ 106,366,331,567 $ 101,031,629,758 $ 57,999,631,771
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniCash California Money Fund
Year Ended October 31, Year Ended October 31,
2021 2020 2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 451,851 $ 30,658,439 $ 19,235 $ 1,600,175
Net realized gain ........................................................ 238,132 46,530 168,937 4,451
Net change in unrealized appreciation (depreciation) ................................ (196,538) (124,005) (2,445) 630
Net increase in net assets resulting from operations ...................................
493,445 30,580,964 185,727 1,605,256
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ........................................................... (451,547) (30,647,703) (23,645) (1,600,008)
  Dollar ............................................................... (304) (10,533) — —
  Premier .............................................................. — (202) — (167)
Decrease in net assets resulting from distributions to shareholders .........................
(451,851) (30,658,438) (23,645) (1,600,175)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
209,822,087 (21,345,744) 53,328,647 (243,663,265)
NET ASSETS
Total increase (decrease) in net assets ........................................... 209,863,681 (21,423,218) 53,490,729 (243,658,184)
Beginning of year ..........................................................
5,163,743,412 5,185,166,630 153,666,226 397,324,410
End of year ..............................................................
$ 5,373,607,093 $ 5,163,743,412 $ 207,156,955 $ 153,666,226
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Financial Statements
See notes to financial statements.
New York Money Fund
Year Ended October 31,
2021 2020
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................................................. $ 10,632 $ 1,540,080
Net change in unrealized appreciation (depreciation) .............................................................. (4,222) 2,910
Net increase in net assets resulting from operations .................................................................
6,410 1,542,990
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ......................................................................................... (10,632) (1,539,882)
  Premier ............................................................................................ — (197)
Decrease in net assets resulting from distributions to shareholders .......................................................
(10,632) (1,540,079)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .......................................................
(90,177,839) (93,559,084)
NET ASSETS
Total decrease in net assets ................................................................................ (90,182,061) (93,556,173)
Beginning of year ........................................................................................
149,982,167 243,538,340
End of year ............................................................................................
$ 59,800,106 $ 149,982,167
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0000
(a)
0.0051 0.0214 0.0151 0.0059
Net realized gain (loss) ......................................
0.0001 0.0014 0.0000
(a)
(0.0001) 0.0001
Net increase from investment operations ............................
0.0001 0.0065 0.0214 0.0150 0.0060
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0000)
(c)
(0.0064) (0.0214) (0.0150) (0.0060)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
Total distributions ...........................................
(0.0001) (0.0065) (0.0214) (0.0150) (0.0060)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% 0.65% 2.16% 1.51% 0.61%
Based on net asset value ......................................
0.02% 0.65% 2.16% 1.51% 0.61%
Ratios to Average Net Assets
Total expenses .............................................
0.23% 0.23% 0.25% 0.24% 0.24%
Total expenses after fees waived and/or reimbursed ....................
0.09% 0.17% 0.17% 0.17% 0.17%
Net investment income .......................................
0.00%
(e)
0.51% 2.14% 1.51% 0.59%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,912,973 $ 4,488,126 $ 3,442,530 $ 2,996,754 $ 2,756,560
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Liquid Federal Trust Fund
Administration
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0000
(a)
0.0051 0.0204 0.0140 0.0056
Net realized gain (loss) ......................................
0.0001 0.0006 0.0000
(a)
0.0000
(a)
(0.0006)
Net increase from investment operations ............................
0.0001 0.0057 0.0204 0.0140 0.0050
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0000)
(c)
(0.0056) (0.0204) (0.0140) (0.0050)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
Total distributions ...........................................
(0.0001) (0.0057) (0.0204) (0.0140) (0.0050)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% 0.57% 2.06% 1.41% 0.51%
Based on net asset value ......................................
0.02% 0.57% 2.06% 1.41% 0.51%
Ratios to Average Net Assets
Total expenses .............................................
0.33% 0.33% 0.35% 0.34% 0.34%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.24% 0.27% 0.27% 0.27%
Net investment income .......................................
0.00%
(e)
0.51% 2.05% 1.40% 0.56%
Supplemental Data
Net assets, end of year (000) ....................................
$ 87,091 $ 78,219 $ 80,271 $ 75,807 $ 68,102
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund
Cash Management
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0000
(a)
0.0022 0.0164 0.0099 0.0012
Net realized gain ..........................................
0.0001 0.0016 0.0000
(a)
0.0001 0.0004
Net increase from investment operations ............................
0.0001 0.0038 0.0164 0.0100 0.0016
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0000)
(c)
(0.0037) (0.0164) (0.0100) (0.0016)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
Total distributions ...........................................
(0.0001) (0.0038) (0.0164) (0.0100) (0.0016)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% 0.38% 1.65% 1.01% 0.16%
Based on net asset value ......................................
0.02% 0.38% 1.65% 1.01% 0.16%
Ratios to Average Net Assets
Total expenses .............................................
0.73% 0.73% 0.75% 0.74% 0.74%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.36% 0.67% 0.67% 0.59%
Net investment income .......................................
0.00%
(e)
0.22% 1.65% 0.99% 0.12%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,191 $ 10,809 $ 11,839 $ 13,175 $ 15,174
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
BlackRock Liquid Federal Trust Fund
Cash Reserve
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0061 0.0314 0.0108 0.0022
Net realized gain ..........................................
0.0002 0.0004 0.0001 0.0002 0.0001
Net increase from investment operations ............................
0.0003 0.0065 0.0315 0.0110 0.0023
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0001) (0.0064) (0.0315) (0.0110) (0.0023)
From net realized gain .......................................
(0.0002) (0.0001) (0.0000)
(b)
— (0.0000)
(b)
Total distributions ...........................................
(0.0003) (0.0065) (0.0315) (0.0110) (0.0023)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.03% 0.65% 3.19% 1.11% 0.23%
Based on net asset value ......................................
0.03% 0.65% 3.19% 1.11% 0.23%
Ratios to Average Net Assets
Total expenses .............................................
0.62% 0.63% 0.65% 0.64% 0.64%
Total expenses after fees waived and/or reimbursed ....................
0.12% 0.17% 0.28% 0.57% 0.54%
Net investment income .......................................
0.00%
(d)
0.61% 3.14% 1.08% 0.22%
Supplemental Data
Net assets, end of year (000) ....................................
$ 8 $ 425 $ 383 $ 374 $ 447
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock Liquid Federal Trust Fund
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0000
(a)
0.0032 0.0189 0.0116 0.0035
Net realized gain ..........................................
0.0001 0.0018 0.0000
(a)
0.0009 0.0001
Net increase from investment operations ............................
0.0001 0.0050 0.0189 0.0125 0.0036
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0000)
(c)
(0.0049) (0.0189) (0.0125) (0.0036)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
— (0.0000)
(c)
Total distributions ...........................................
(0.0001) (0.0050) (0.0189) (0.0125) (0.0036)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.02% 0.49% 1.91% 1.26% 0.36%
Based on net asset value ......................................
0.02% 0.49% 1.91% 1.26% 0.36%
Ratios to Average Net Assets
Total expenses .............................................
0.48% 0.48% 0.50% 0.49% 0.49%
Total expenses after fees waived and/or reimbursed ....................
0.09% 0.29% 0.42% 0.42% 0.42%
Net investment income .......................................
0.00%
(e)
0.32% 1.90% 1.16% 0.35%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,977 $ 30,848 $ 11,152 $ 13,751 $ 133,962
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0054 0.0217 0.0152 0.0065
Net realized gain ..........................................
0.0001 0.0010 0.0001 0.0001 0.0001
Net increase from investment operations ............................
0.0003 0.0064 0.0218 0.0153 0.0066
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0002) (0.0063) (0.0218) (0.0153) (0.0066)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0064) (0.0218) (0.0153) (0.0066)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(b)
0.03% 0.64% 2.20% 1.54% 0.66%
Based on net asset value ......................................
0.03% 0.64% 2.20% 1.54% 0.66%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.17% 0.17% 0.17% 0.15%
Net investment income .......................................
0.02% 0.54% 2.17% 1.52% 0.65%
Supplemental Data
Net assets, end of year (000) ....................................
$ 127,458,227 $ 141,084,816 $ 93,106,503 $ 74,278,100 $ 78,004,801
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Administration
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0054 0.0207 0.0145 0.0057
Net realized gain (loss) ......................................
0.0001 0.0002 0.0001 (0.0002) (0.0001)
Net increase from investment operations ............................
0.0003 0.0056 0.0208 0.0143 0.0056
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0002) (0.0055) (0.0208) (0.0143) (0.0056)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0056) (0.0208) (0.0143) (0.0056)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(b)
0.03% 0.56% 2.10% 1.44% 0.56%
Based on net asset value ......................................
0.03% 0.56% 2.10% 1.44% 0.56%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.24% 0.27% 0.27% 0.26%
Net investment income .......................................
0.02% 0.54% 2.07% 1.45% 0.57%
Supplemental Data
Net assets, end of year (000) ....................................
$ 3,021,092 $ 2,977,997 $ 2,870,758 $ 2,500,290 $ 2,436,503
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Capital
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income .....................................................
0.0002 0.0051 0.0213 0.0172
Net realized gain (loss) .....................................................
0.0001 0.0009 0.0001 (0.0026)
Net increase from investment operations ...........................................
0.0003 0.0060 0.0214 0.0146
Distributions
(b)
– – – –
From net investment income .................................................
(0.0002) (0.0059) (0.0214) (0.0146)
From net realized gain ......................................................
(0.0001) (0.0001) — —
Total distributions ..........................................................
(0.0003) (0.0060) (0.0214) (0.0146)
Net asset value, end of period .................................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.03% 0.60% 2.16% 1.47%
Based on net asset value .....................................................
0.03% 0.60% 2.16% 1.47%
(d)
Ratios to Average Net Assets
Total expenses ............................................................
0.24% 0.24% 0.24% 0.24%
(e)
Total expenses after fees waived and/or reimbursed ...................................
0.07% 0.21% 0.21% 0.21%
(e)
Net investment income ......................................................
0.02% 0.51% 2.13% 1.77%
(e)
Supplemental Data
Net assets, end of period (000) .................................................
$ 25,722,827 $ 11,247,218 $ 8,078,893 $ 7,138,766
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Cash Management
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0035 0.0165 0.0100 0.0020
Net realized gain ..........................................
0.0001 0.0003 0.0003 0.0003 0.0001
Net increase from investment operations ............................
0.0003 0.0038 0.0168 0.0103 0.0021
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0002) (0.0037) (0.0168) (0.0103) (0.0021)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0038) (0.0168) (0.0103) (0.0021)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(b)
0.03% 0.38% 1.69% 1.04% 0.21%
Based on net asset value ......................................
0.03% 0.38% 1.69% 1.04% 0.21%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.42% 0.67% 0.67% 0.61%
Net investment income .......................................
0.02% 0.35% 1.65% 1.00% 0.20%
Supplemental Data
Net assets, end of year (000) ....................................
$ 590,584 $ 440,893 $ 377,591 $ 154,607 $ 106,798
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Cash Reserve
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0040 0.0178 0.0115 0.0032
Net realized gain (loss) ......................................
0.0001 0.0002 0.0000
(a)
(0.0002) (0.0004)
Net increase from investment operations ............................
0.0003 0.0042 0.0178 0.0113 0.0028
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0002) (0.0041) (0.0178) (0.0113) (0.0028)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0042) (0.0178) (0.0113) (0.0028)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.03% 0.42% 1.79% 1.14% 0.28%
Based on net asset value ......................................
0.03% 0.42% 1.79% 1.14% 0.28%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.39% 0.57% 0.57% 0.55%
Net investment income .......................................
0.02% 0.40% 1.78% 1.15% 0.32%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,518,536 $ 5,079,903 $ 4,907,193 $ 1,649,400 $ 814,974
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0039 0.0195 0.0129 0.0039
Net realized gain (loss) ......................................
0.0001 0.0009 0.0000
(a)
(0.0001) 0.0002
Net increase from investment operations ............................
0.0003 0.0048 0.0195 0.0128 0.0041
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0002) (0.0047) (0.0195) (0.0128) (0.0041)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0048) (0.0195) (0.0128) (0.0041)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.03% 0.48% 1.97% 1.29% 0.41%
Based on net asset value ......................................
0.03% 0.48% 1.97% 1.29% 0.41%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.31% 0.42% 0.42% 0.40%
Net investment income .......................................
0.02% 0.39% 1.95% 1.29% 0.39%
Supplemental Data
Net assets, end of year (000) ....................................
$ 2,863,692 $ 2,991,892 $ 2,307,110 $ 1,776,032 $ 1,714,598
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Mischler Financial
Group Shares
Period from
01/22/21
(a)
to 10/31/21
Net asset value, beginning of period ........................................................................................
$ 1.00
Net investment income .................................................................................................
0.0001
Net realized gain .....................................................................................................
0.0001
Net increase from investment operations .......................................................................................
0.0002
Distributions
(b)
–
From net investment income .............................................................................................
(0.0001)
From net realized gain ..................................................................................................
(0.0001)
Total distributions ......................................................................................................
(0.0002)
Net asset value, end of period .............................................................................................
$ 1.00
Total Return
(c)
0.03%
Based on net asset value .................................................................................................
0. 02%
(d)
Ratios to Average Net Assets
Total expenses ........................................................................................................
0.19%
(e)
Total expenses after fees waived and/or reimbursed ...............................................................................
0.05%
(e)
Net investment income ..................................................................................................
0.03%
(e)
Supplemental Data
Net assets, end of period (000) .............................................................................................
$ 1,636,430
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Aggregate total return.
(e)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Premier
Year Ended October 31, Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.0002 0.0062 0.0051
Net realized gain ........................................................................
0.0001 0.0002 0.0000
(b)
Net increase from investment operations ..........................................................
0.0003 0.0064 0.0051
Distributions
(c)
– – –
From net investment income ................................................................
(0.0002) (0.0063) (0.0051)
From net realized gain .....................................................................
(0.0001) (0.0001) —
Total distributions .........................................................................
(0.0003) (0.0064) (0.0051)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.03% 0.64% 0.51%
Based on net asset value ....................................................................
0.03% 0.64% 0.51%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.19% 0.19% 0.19%
(f)
Total expenses after fees waived and/or reimbursed ..................................................
0.06% 0.17% 0.17%
(f)
Net investment income .....................................................................
0.02% 0.62% 1.95%
(f)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 18,892 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
FedFund
Private Client
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0036 0.0166 0.0090 0.0020
Net realized gain ..........................................
0.0001 0.0002 0.0001 0.0012 0.0001
Net increase from investment operations ............................
0.0003 0.0038 0.0167 0.0102 0.0021
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0002) (0.0037) (0.0167) (0.0102) (0.0021)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0038) (0.0167) (0.0102) (0.0021)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(b)
0.03% 0.38% 1.68% 1.02% 0.21%
Based on net asset value ......................................
0.03% 0.38% 1.68% 1.02% 0.21%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.43% 0.68% 0.68% 0.60%
Net investment income .......................................
0.02% 0.36% 1.66% 0.90% 0.20%
Supplemental Data
Net assets, end of year (000) ....................................
$ 252 $ 252 $ 230 $ 768 $ 1,782
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
FedFund
Select
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0002 0.0021 0.0133 0.0066 0.0005
Net realized gain (loss) ......................................
0.0001 0.0004 0.0002 0.0004 (0.0001)
Net increase from investment operations ............................
0.0003 0.0025 0.0135 0.0070 0.0004
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0002) (0.0024) (0.0135) (0.0070) (0.0004)
From net realized gain .......................................
(0.0001) (0.0001) — — —
Total distributions ...........................................
(0.0003) (0.0025) (0.0135) (0.0070) (0.0004)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(b)
0.03% 0.26% 1.36% 0.71% 0.04%
Based on net asset value ......................................
0.03% 0.26% 1.36% 0.71% 0.04%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.54% 1.00% 1.00% 0.77%
Net investment income .......................................
0.02% 0.22% 1.33% 0.66% 0.05%
Supplemental Data
Net assets, end of year (000) ....................................
$ 727,352 $ 301,826 $ 256,241 $ 195,297 $ 340,742
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Net investment income ......................................
0.0005 0.0084 0.0233 0.0188 0.0108
Net realized and unrealized gain (loss) ............................
(0.0003) 0.0004 0.0005 (0.0010) (0.0022)
Net increase from investment operations ............................
0.0002 0.0088 0.0238 0.0178 0.0086
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0005) (0.0085) (0.0235) (0.0177) (0.0084)
From net realized gain .......................................
— (0.0000)
(b)
(0.0000)
(b)
— —
Total distributions ...........................................
(0.0005) (0.0085) (0.0235) (0.0177) (0.0084)
Net asset value, end of year ...................................
$ 1.0006 $ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002
Total Return
(c)
0.02% 0.88% 2.41% 1.79% 0.87%
Based on net asset value ......................................
0.02% 0.88% 2.41% 1.79% 0.87%
Ratios to Average Net Assets
Total expenses .............................................
0.24% 0.23% 0.26% 0.33% 0.39%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.18% 0.18% 0.18% 0.18%
Net investment income .......................................
0.05% 0.84% 2.33% 1.88% 1.08%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,786,777 $ 10,638,146 $ 10,035,653 $ 4,875,313 $ 1,713,352
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempCash
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002 $ 1.0000
Net investment income (loss) ..................................
(0.0000)
(a)
0.0062 0.1405
(b)
0.0122 0.0058
Net realized and unrealized gain (loss) ............................
(0.0001) 0.0004 0.0156 0.0031 0.0004
Net increase (decrease) from investment operations ....................
(0.0001) 0.0066 0.1561 0.0153 0.0062
Distributions
(c)
– – – – –
From net investment income ..................................
(0.0002) (0.0063) (0.1558) (0.0152) (0.0060)
From net realized gain .......................................
— (0.0000)
(a)
(0.0000)
(a)
— —
Total distributions ...........................................
(0.0002) (0.0063) (0.1558) (0.0152) (0.0060)
Net asset value, end of year ...................................
$ 1.0006 $ 1.0009 $ 1.0006 $ 1.0003 $ 1.0002
Total Return
(d)
(0.01)% 0.66% 15.90% 1.54% 0.62%
Based on net asset value ......................................
(0.01)% 0.66% 15.90%
(b)
1.54% 0.62%
Ratios to Average Net Assets
Total expenses .............................................
0.50% 0.47% 0.51% 0.61% 0.71%
Total expenses after fees waived and/or reimbursed ....................
0.20% 0.40% 0.43% 0.43% 0.42%
Net investment income (loss) ....................................
(0.00)%
(e)
0.62% 14.04%
(b)
1.22% 0.58%
Supplemental Data
Net assets, end of year (000) ....................................
$ 18 $ 18 $ 18 $ 15 $ 22,566
(a)
Amount is greater than $(0.00005) per share.
(b)
Includes a non-recurring income payment, which impacted net investment income per share, total return and the net investment income ratio. Excluding this one time payment, the net investment income per share, the total return and the net investment income ratio were $0.0211, 2.15% and 2.10%, respectively.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is greater than (0.005)%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempCash
Premier
Year Ended October 31, Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ...........................................................
$ 1.0010 $ 1.0007 $ 1.0006
Net investment income ....................................................................
0.0005 0.0085 0.0055
Net realized and unrealized gain (loss) ..........................................................
(0.0004) 0.0003 0.0001
Net increase from investment operations ..........................................................
0.0001 0.0088 0.0056
Distributions
(b)
– – –
From net investment income ................................................................
(0.0005) (0.0085) (0.0055)
From net realized gain .....................................................................
— (0.0000)
(c)
(0.0000)
(c)
Total distributions .........................................................................
(0.0005) (0.0085) (0.0055)
Net asset value, end of period ................................................................
$ 1.0006 $ 1.0010 $ 1.0007
Total Return
(d)
0.01% 0.88% 0.56%
Based on net asset value ....................................................................
0.01% 0.88% 0.56%
(e)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.25% 0.23% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ..................................................
0.16% 0.18% 0.18%
(f)
Net investment income .....................................................................
0.05% 0.84% 2.10%
(f)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 37 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Net investment income ......................................
0.000 4 0.0084 0.0237 0.0177 0.0100
Net realized and unrealized gain (loss) ............................
(0.0003) 0.0002 0.0003 0.0001 0.0001
Net increase from investment operations ............................
0.000 1 0.0086 0.0240 0.0178 0.0101
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0005) (0.0083) (0.0237) (0.0178) (0.0100)
From net realized gain .......................................
— (0.0001) (0.0000)
(b)
— —
Total distributions ...........................................
(0.0005) (0.0084) (0.0237) (0.0178) (0.0100)
Net asset value, end of year ...................................
$ 1.000 4 $ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003
Total Return
(c)
0.01% 0.86% 2.42% 1.79% 1.01%
Based on net asset value ......................................
0.01% 0.86%
(d)
2.42% 1.79% 1.01%
Ratios to Average Net Assets
Total expenses .............................................
0.23% 0.22% 0.22% 0.22% 0.22%
Total expenses after fees waived and/or reimbursed ....................
0.16% 0.18% 0.18% 0.18% 0.18%
Net investment income .......................................
0.05% 0.84% 2.37% 1.77% 1.03%
Supplemental Data
Net assets, end of year (000) ....................................
$ 7,923,377 $ 10,928,671 $ 10,609,770 $ 12,325,770 $ 12,940,766
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Administration
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Net investment income ......................................
0.0002 0.0072 0.0227 0.0153 0.0090
Net realized and unrealized gain (loss) ............................
(0.0002) 0.0004 0.0002 0.0015 0.0002
Net increase from investment operations ............................
0.0000 0.0076 0.0229 0.0168 0.0092
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0003) (0.0073) (0.0227) (0.0168) (0.0090)
From net realized gain .......................................
— (0.0001) (0.0000)
(b)
— —
Total distributions ...........................................
(0.0003) (0.0074) (0.0227) (0.0168) (0.0090)
Net asset value, end of year ...................................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004
Total Return
(c)
— 0.76% 2.31% 1.69% 0.93%
Based on net asset value ......................................
0.00%
(d)
0.76%
(e)
2.31% 1.69% 0.93%
Ratios to Average Net Assets
Total expenses .............................................
0.33% 0.32% 0.32% 0.32% 0.31%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.28% 0.28% 0.28% 0.28%
Net investment income .......................................
0.02% 0.72% 2.27% 1.53% 1.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 10,577 $ 9,524 $ 42,214 $ 23,965 $ 106,520
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Capital
Year Ended
10/31/2021
Period from
07/07/20
(a)
to 10/31/20
Net asset value, beginning of period .........................................................................
$ 1.0008 $ 1.0010
Net investment income ..................................................................................
0.0002 0.0002
Net realized and unrealized loss ............................................................................
(0.0002) (0.0001)
Net increase from investment operations ........................................................................
0.0000 0.0001
Distributions
(b)
– –
From net investment income ..............................................................................
(0.0003) (0.0002)
From net realized gain ...................................................................................
— (0.0001)
Total distributions .......................................................................................
(0.0003) (0.0003)
Net asset value, end of period ..............................................................................
$ 1.0005 $ 1.0008
Total Return
(c)
— 0.01%
Based on net asset value ..................................................................................
0.00%
(d)
0.01%
(e)(f)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.28% 0.27%
(g)
Total expenses after fees waived and/or reimbursed ................................................................
0.19% 0.23%
(g)
Net investment income ...................................................................................
0.02% 0.05%
(g)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 1,149 $ 3,223
(a)
Recommencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Aggregate total return.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Cash Management
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003 $ 1.0002
Net investment income ......................................
0.0002 0.0048 0.0188 0.0127 0.0050
Net realized and unrealized gain (loss) ............................
(0.0002) 0.0002 0.0003 0.0001 0.0001
Net increase from investment operations ............................
0.0000 0.0050 0.0191 0.0128 0.0051
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0003) (0.0047) (0.0188) (0.0128) (0.0050)
From net realized gain .......................................
— (0.0001) (0.0000)
(b)
— —
Total distributions ...........................................
(0.0003) (0.0048) (0.0188) (0.0128) (0.0050)
Net asset value, end of year ...................................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0003 $ 1.0003
Total Return
(c)
— 0.50% 1.92% 1.28% 0.51%
Based on net asset value ......................................
0.00%
(d)
0.50%
(e)
1.92% 1.28% 0.51%
Ratios to Average Net Assets
Total expenses .............................................
0.73% 0.73% 0.72% 0.72% 0.72%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.54% 0.68% 0.68% 0.68%
Net investment income .......................................
0.02% 0.48% 1.88% 1.27% 0.49%
Supplemental Data
Net assets, end of year (000) ....................................
$ 596,683 $ 576,228 $ 624,658 $ 632,405 $ 688,373
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Cash Reserve
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Net investment income ......................................
0.0002 0.0052 0.0231 0.0143 0.0060
Net realized and unrealized gain (loss) ............................
(0.0002) 0.0008 0.0000
(a)
(0.0004) 0.0001
Net increase from investment operations ............................
0.0000 0.0060 0.0231 0.0139 0.0061
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0003) (0.0057) (0.0229) (0.0138) (0.0060)
From net realized gain .......................................
— (0.0001) (0.0000)
(c)
— —
Total distributions ...........................................
(0.0003) (0.0058) (0.0229) (0.0138) (0.0060)
Net asset value, end of year ...................................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003
Total Return
(d)
— 0.60% 2.33% 1.39% 0.61%
Based on net asset value ......................................
0.00%
(e)
0.60%
(f)
2.33% 1.39% 0.61%
Ratios to Average Net Assets
Total expenses .............................................
0.63% 0.63% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed ....................
0.17% 0.44% 0.50% 0.58% 0.58%
Net investment income .......................................
0.02% 0.52% 2.31% 1.43% 0.59%
Supplemental Data
Net assets, end of year (000) ....................................
$ 14,234 $ 5,544 $ 4,296 $ 4,320 $ 3,341
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
TempFund
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004 $ 1.0002
Net investment income ......................................
0.0002 0.0056 0.0221 0.0151 0.0075
Net realized and unrealized gain (loss) ............................
(0.0002) 0.0009 0.0001 0.0002 0.0002
Net increase from investment operations ............................
0.0000 0.0065 0.0222 0.0153 0.0077
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0003) (0.0062) (0.0220) (0.0153) (0.0075)
From net realized gain .......................................
— (0.0001) (0.0000)
(b)
— —
Total distributions ...........................................
(0.0003) (0.0063) (0.0220) (0.0153) (0.0075)
Net asset value, end of year ...................................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0004
Total Return
(c)
— 0.65% 2.24% 1.54% 0.77%
Based on net asset value ......................................
0.00%
(d)
0.65%
(e)
2.24% 1.54% 0.77%
Ratios to Average Net Assets
Total expenses .............................................
0.48% 0.48% 0.47% 0.47% 0.47%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.38% 0.43% 0.43% 0.43%
Net investment income .......................................
0.02% 0.56% 2.21% 1.51% 0.78%
Supplemental Data
Net assets, end of year (000) ....................................
$ 107,298 $ 106,802 $ 79,837 $ 80,471 $ 86,362
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
TempFund
Private Client
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003 $ 1.0002
Net investment income ......................................
0.0002 0.0017 0.0190 0.0136 0.0050
Net realized and unrealized gain (loss) ............................
(0.0002) 0.0033 (0.0001) (0.0007) 0.0001
Net increase from investment operations ............................
0.0000 0.0050 0.0189 0.0129 0.0051
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0003) (0.0047) (0.0187) (0.0128) (0.0050)
From net realized gain .......................................
— (0.0001) (0.0000)
(b)
— —
Total distributions ...........................................
(0.0003) (0.0048) (0.0187) (0.0128) (0.0050)
Net asset value, end of year ...................................
$ 1.0005 $ 1.0008 $ 1.0006 $ 1.0004 $ 1.0003
Total Return
(c)
— 0.50% 1.90% 1.29% 0.52%
Based on net asset value ......................................
0.00%
(d)
0.50%
(e)
1.90% 1.29% 0.52%
Ratios to Average Net Assets
Total expenses .............................................
1.08% 1.08% 1.07% 1.07% 1.07%
Total expenses after fees waived and/or reimbursed ....................
0.18% 0.59% 0.68% 0.68% 0.68%
Net investment income .......................................
0.02% 0.17% 1.90% 1.36% 0.49%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,131 $ 1,043 $ 1,165 $ 2,042 $ 1,295
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Amount is less than 0.005%.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0057 0.0215 0.0151 0.0063
Net realized gain (loss) ......................................
0.0001 0.0005 0.0001 0.0002 (0.0001)
Net increase from investment operations ............................
0.0002 0.0062 0.0216 0.0153 0.0062
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0001) (0.0061) (0.0216) (0.0153) (0.0062)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(b)
(0.0000)
(b)
(0.0000)
(b)
Total distributions ...........................................
(0.0002) (0.0062) (0.0216) (0.0153) (0.0062)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.02% 0.62% 2.18% 1.54% 0.62%
Based on net asset value ......................................
0.02% 0.62%
(d)
2.18% 1.54% 0.62%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.19% 0.19% 0.19%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.17% 0.17% 0.17% 0.17%
Net investment income .......................................
0.01% 0.57% 2.15% 1.51% 0.63%
Supplemental Data
Net assets, end of year (000) ....................................
$ 91,031,976 $ 88,266,743 $ 65,112,830 $ 57,671,676 $ 53,092,342
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Administration
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0056 0.0206 0.0146 0.0061
Net realized gain (loss) ......................................
0.0001 (0.0002) 0.0000
(a)
(0.0003) (0.0009)
Net increase from investment operations ............................
0.0002 0.0054 0.0206 0.0143 0.0052
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0053) (0.0206) (0.0143) (0.0052)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0054) (0.0206) (0.0143) (0.0052)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.53% 2.08% 1.43% 0.52%
Based on net asset value ......................................
0.01% 0.53%
(e)
2.08% 1.43% 0.52%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.29% 0.29% 0.29%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.25% 0.27% 0.27% 0.27%
Net investment income .......................................
0.01% 0.56% 2.08% 1.46% 0.61%
Supplemental Data
Net assets, end of year (000) ....................................
$ 504,427 $ 489,691 $ 733,783 $ 924,933 $ 685,250
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Capital
Year Ended October 31, Period from
11/10/17
(a)
to 10/31/18 2021 2020 2019
Net asset value, beginning of period ............................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income .....................................................
0.0001 0.0048 0.0212 0.0172
Net realized gain (loss) .....................................................
0.0001 0.0010 0.0000
(b)
(0.0027)
Net increase from investment operations ...........................................
0.0002 0.0058 0.0212 0.0145
Distributions
(c)
– – – –
From net investment income .................................................
(0.0001) (0.0057) (0.0212) (0.0145)
From net realized gain ......................................................
(0.0001) (0.0001) (0.0000)
(d)
(0.0000)
(d)
Total distributions ..........................................................
(0.0002) (0.0058) (0.0212) (0.0145)
Net asset value, end of period .................................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.01% 0.57% 2.14% 1.46%
Based on net asset value .....................................................
0.01% 0.57%
(f)
2.14% 1.46%
(g)
Ratios to Average Net Assets
Total expenses ............................................................
0.24% 0.24% 0.24% 0.24%
(h)
Total expenses after fees waived and/or reimbursed ...................................
0.08% 0.21% 0.21% 0.21%
(h)
Net investment income ......................................................
0.01% 0.48% 2.13% 1.76%
(h)
Supplemental Data
Net assets, end of period (000) .................................................
$ 27,304,259 $ 15,842,877 $ 10,347,984 $ 10,978,658
(a)
Commencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Aggregate total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Cash Management
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0034 0.0164 0.0103 0.0015
Net realized gain ..........................................
0.0001 0.0003 0.0003 0.0000
(a)
0.0003
Net increase from investment operations ............................
0.0002 0.0037 0.0167 0.0103 0.0018
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0036) (0.0167) (0.0103) (0.0018)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0037) (0.0167) (0.0103) (0.0018)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.37% 1.69% 1.03% 0.18%
Based on net asset value ......................................
0.01% 0.37%
(e)
1.69% 1.03% 0.18%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.69% 0.69% 0.69%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.41% 0.67% 0.67% 0.58%
Net investment income .......................................
0.00%
(f)
0.34% 1.64% 1.03% 0.15%
Supplemental Data
Net assets, end of year (000) ....................................
$ 825,420 $ 1,009,514 $ 1,035,657 $ 600,314 $ 576,284
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Amount is less than 0.005%.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Cash Reserve
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0037 0.0176 0.0128 0.0027
Net realized gain (loss) ......................................
0.0001 0.0004 0.0000
(a)
(0.0015) (0.0002)
Net increase from investment operations ............................
0.0002 0.0041 0.0176 0.0113 0.0025
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0040) (0.0176) (0.0113) (0.0025)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0041) (0.0176) (0.0113) (0.0025)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.40% 1.78% 1.13% 0.25%
Based on net asset value ......................................
0.01% 0.40%
(e)
1.78% 1.13% 0.25%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.59% 0.59% 0.59%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.39% 0.57% 0.57% 0.55%
Net investment income .......................................
0.01% 0.37% 1.78% 1.28% 0.27%
Supplemental Data
Net assets, end of year (000) ....................................
$ 482,231 $ 56,822 $ 123,578 $ 239,734 $ 57,894
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0044 0.0191 0.0123 0.0035
Net realized gain ..........................................
0.0001 0.0003 0.0000
(a)
0.0004 0.0002
Net increase from investment operations ............................
0.0002 0.0047 0.0191 0.0127 0.0037
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0046) (0.0191) (0.0127) (0.0037)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0047) (0.0191) (0.0127) (0.0037)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.46% 1.93% 1.28% 0.38%
Based on net asset value ......................................
0.01% 0.46%
(e)
1.93% 1.28% 0.38%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.44% 0.44% 0.44%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.32% 0.42% 0.42% 0.42%
Net investment income .......................................
0.01% 0.44% 1.92% 1.23% 0.35%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,000,401 $ 670,205 $ 794,485 $ 1,230,374 $ 2,927,646
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
T-Fund
Premier
Year Ended October 31, Period from
07/26/19
(a)
to 10/31/19 2021 2020
Net asset value, beginning of period ...........................................................
$ 1.00 $ 1.00 $ 1.00
Net investment income ....................................................................
0.0001 0.0060 0.0050
Net realized gain ........................................................................
0.0001 0.0002 0.0000
(b)
Net increase from investment operations ..........................................................
0.0002 0.0062 0.0050
Distributions
(c)
– – –
From net investment income ................................................................
(0.0001) (0.0061) (0.0050)
From net realized gain .....................................................................
(0.0001) (0.0001) (0.0000)
(d)
Total distributions .........................................................................
(0.0002) (0.0062) (0.0050)
Net asset value, end of period ................................................................
$ 1.00 $ 1.00 $ 1.00
Total Return
(e)
0.02% 0.61% 0.50%
Based on net asset value ....................................................................
0.02% 0.61%
(f)
0.50%
(g)
Ratios to Average Net Assets
Total expenses ...........................................................................
0.19% 0.19% 0.19%
(h)
Total expenses after fees waived and/or reimbursed ..................................................
0.06% 0.17% 0.17%
(h)
Net investment income .....................................................................
0.01% 0.60% 1.93%
(h)
Supplemental Data
Net assets, end of period (000) ................................................................
$ 12,958 $ 37 $ 37
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Aggregate total return.
(h)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
T-Fund
Select
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0011 0.0133 0.0051 0.0002
Net realized gain ..........................................
0.0001 0.0014 0.0000
(a)
0.0019 0.0000
(a)
Net increase from investment operations ............................
0.0002 0.0025 0.0133 0.0070 0.0002
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0024) (0.0133) (0.0070) (0.0002)
From net realized gain .......................................
(0.0001) (0.0001) (0.0000)
(c)
(0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0025) (0.0133) (0.0070) (0.0002)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.24% 1.34% 0.70% 0.02%
Based on net asset value ......................................
0.01% 0.24%
(e)
1.34% 0.70% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.04% 1.04% 1.04%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.41% 1.00% 1.00% 0.75%
Net investment income .......................................
0.01% 0.11% 1.37% 0.51% 0.02%
Supplemental Data
Net assets, end of year (000) ....................................
$ 37,798 $ 30,444 $ 14,769 $ 19,710 $ 75,759
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.0 0 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0048 0.0212 0.0153 0.0060
Net realized gain (loss) ......................................
0.0001 0.0015 0.0000
(a)
(0.0002) 0.0000
(a)
Net increase from investment operations ............................
0.0002 0.0063 0.0212 0.0151 0.0060
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0062) (0.0212) (0.0151) (0.0060)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0063) (0.0212) (0.0151) (0.0060)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.01% 0.63% 2.14% 1.52% 0.60%
Based on net asset value ......................................
0.01% 0.63% 2.14% 1.52% 0.60%
Ratios to Average Net Assets
Total expenses .............................................
0.19% 0.19% 0.20% 0.20% 0.20%
Total expenses after fees waived and/or reimbursed ....................
0.06% 0.17% 0.17% 0.17% 0.17%
Net investment income .......................................
0.01% 0.48% 2.12% 1.53% 0.60%
Supplemental Data
Net assets, end of year (000) ....................................
$ 98,602,650 $ 56,400,526 $ 38,728,217 $ 30,530,122 $ 24,157,325
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Administration
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ......................................
0.0001 0.0058 0.0203 0.0136 0.0052
Net realized gain (loss) ......................................
0.0001 (0.0002) 0.0000
(a)
0.0005 (0.0002)
Net increase from investment operations ............................
0.0002 0.0056 0.0203 0.0141 0.0050
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0055) (0.0203) (0.0141) (0.0050)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0056) (0.0203) (0.0141) (0.0050)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(d)
0.01% 0.56% 2.05% 1.42% 0.50%
Based on net asset value ......................................
0.01% 0.56% 2.05% 1.42% 0.50%
Ratios to Average Net Assets
Total expenses .............................................
0.29% 0.29% 0.30% 0.30% 0.30%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.24% 0.26% 0.27% 0.27%
Net investment income .......................................
0.01% 0.58% 2.03% 1.36% 0.52%
Supplemental Data
Net assets, end of year (000) ....................................
$ 599,190 $ 399,846 $ 465,703 $ 413,618 $ 638,815
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Capital
Year Ended
10/31/2021
Period from
10/22/20
(a)
to 10/31/20
Net asset value, beginning of period .........................................................................
$ 1.0 0 $ 1.0 0
Net investment income ..................................................................................
0.0001 0.0000
(b)
Net realized gain ......................................................................................
0.0001 0.0000
(b)
Net increase from investment operations ........................................................................
0.0002 0.0000
Distributions
(c)
– –
From net investment income ..............................................................................
(0.0001) —
From net realized gain ...................................................................................
(0.0001) —
Total distributions .......................................................................................
(0.0002) —
Net asset value, end of period ..............................................................................
$ 1.00 $ 1.00
Total Return
(d)
0.01% —
Based on net asset value ..................................................................................
0.01% 0.00%
(e)
Ratios to Average Net Assets
Total expenses .........................................................................................
0.24% 0.24%
(f)
Total expenses after fees waived and/or reimbursed ................................................................
0.06% 0.17%
(f)
Net investment income (loss) ...............................................................................
0.01% (0.03)%
(f)
Supplemental Data
Net assets, end of period (000) ..............................................................................
$ 3,299 $ 250
(a)
Recommencement of operations.
(b)
Amount is less than $0.00005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Aggregate total return.
(f)
Annualized.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Cash Management
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Net investment income ......................................
0.0001 0.0034 0.0158 0.0098 0.0018
Net realized gain (loss) ......................................
0.0001 0.0003 0.0005 0.0003 (0.0002)
Net increase from investment operations ............................
0.0002 0.0037 0.0163 0.0101 0.0016
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0001) (0.0036) (0.0163) (0.0101) (0.0016)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(b)
(0.0000)
(b)
Total distributions ...........................................
(0.0002) (0.0037) (0.0163) (0.0101) (0.0016)
Net asset value, end of year ...................................
$ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0 $ 1.0 0
Total Return
(c)
0.01% 0.37% 1.64% 1.02% 0.16%
Based on net asset value ......................................
0.01% 0.37% 1.64% 1.02% 0.16%
Ratios to Average Net Assets
Total expenses .............................................
0.69% 0.69% 0.69% 0.70% 0.70%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.41% 0.67% 0.67% 0.63%
Net investment income .......................................
0.01% 0.34% 1.58% 0.98% 0.18%
Supplemental Data
Net assets, end of year (000) ....................................
$ 32,960 $ 53,101 $ 36,492 $ 13,843 $ 21,110
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Cash Reserve
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0 0 $ 1.0 0 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0040 0.0172 0.0124 0.0019
Net realized gain (loss) ......................................
0.0001 0.0001 0.0000
(a)
(0.0013) 0.0003
Net increase from investment operations ............................
0.0002 0.0041 0.0172 0.0111 0.0022
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0040) (0.0172) (0.0111) (0.0022)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0041) (0.0172) (0.0111) (0.0022)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.41% 1.74% 1.12% 0.22%
Based on net asset value ......................................
0.01% 0.41% 1.74% 1.12% 0.22%
Ratios to Average Net Assets
Total expenses .............................................
0.59% 0.59% 0.60% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.39% 0.57% 0.57% 0.52%
Net investment income .......................................
0.01% 0.40% 1.73% 1.24% 0.19%
Supplemental Data
Net assets, end of year (000) ....................................
$ 97,008 $ 102,984 $ 74,034 $ 8,044 $ 1,002
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
Treasury Trust Fund
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0046 0.0194 0.0127 0.0035
Net realized gain (loss) ......................................
0.0001 0.0003 0.0002 (0.0001) 0.0000
(a)
Net increase from investment operations ............................
0.0002 0.0049 0.0196 0.0126 0.0035
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0048) (0.0196) (0.0126) (0.0035)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(c)
(0.0000)
(c)
Total distributions ...........................................
(0.0002) (0.0049) (0.0196) (0.0126) (0.0035)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(d)
0.01% 0.49% 1.98% 1.27% 0.35%
Based on net asset value ......................................
0.01% 0.49% 1.98% 1.27% 0.35%
Ratios to Average Net Assets
Total expenses .............................................
0.44% 0.44% 0.44% 0.45% 0.45%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.30% 0.40% 0.42% 0.42%
Net investment income .......................................
0.01% 0.46% 1.94% 1.27% 0.35%
Supplemental Data
Net assets, end of year (000) ....................................
$ 1,035,846 $ 939,241 $ 977,335 $ 482,014 $ 483,138
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
Treasury Trust Fund
Select
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0016 0.0129 0.0067 0.0001
Net realized gain ..........................................
0.0001 0.0008 0.0001 0.0001 0.0001
Net increase from investment operations ............................
0.0002 0.0024 0.0130 0.0068 0.0002
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0001) (0.0023) (0.0130) (0.0068) (0.0002)
From net realized gain .......................................
(0.0001) (0.0001) — (0.0000)
(b)
(0.0000)
(b)
Total distributions ...........................................
(0.0002) (0.0024) (0.0130) (0.0068) (0.0002)
Net asset value, end of year ...................................
$ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Total Return
(c)
0.01% 0.24% 1.30% 0.68% 0.02%
Based on net asset value ......................................
0.01% 0.24% 1.30% 0.68% 0.02%
Ratios to Average Net Assets
Total expenses .............................................
1.04% 1.04% 1.05% 1.05% 1.05%
Total expenses after fees waived and/or reimbursed ....................
0.06% 0.45% 1.00% 1.00% 0.68%
Net investment income .......................................
0.01% 0.16% 1.29% 0.67% 0.01%
Supplemental Data
Net assets, end of year (000) ....................................
$ 660,676 $ 103,647 $ 38,265 $ 39,675 $ 38,309
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
MuniCash
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Net investment income ......................................
0.0001 0.0051 0.0137 0.0112 0.0060
Net realized and unrealized gain ................................
0.0000
(a)
0.0004 0.0000
(a)
0.0000
(a)
0.0000
(a)
Net increase from investment operations ............................
0.0001 0.0055 0.0137 0.0112 0.0060
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0055) (0.0137) (0.0112) (0.0058)
From net realized gain .......................................
— — (0.0000)
(c)
(0.0002) —
Total distributions ...........................................
(0.0001) (0.0055) (0.0137) (0.0114) (0.0058)
Net asset value, end of year ...................................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003
Total Return
(d)
0.01% 0.55% 1.38% 1.13% 0.60%
Based on net asset value ......................................
0.01% 0.55% 1.38% 1.13%
(e)
0.60%
Ratios to Average Net Assets
Total expenses .............................................
0.26% 0.26% 0.28% 0.29% 0.31%
Total expenses after fees waived and/or reimbursed ....................
0.08% 0.19% 0.20% 0.20% 0.20%
Net investment income .......................................
0.01% 0.51% 1.36% 1.12% 0.60%
Supplemental Data
Net assets, end of year (000) ....................................
$ 5,368,797 $ 5,160,531 $ 5,182,923 $ 3,992,552 $ 4,096,900
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
MuniCash
Dollar
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003 $ 1.0001
Net investment income ......................................
0.0001 0.0040 0.0123 0.0087 0.0033
Net realized and unrealized gain ................................
0.0000
(a)
0.0002 0.0000
(a)
0.0000
(a)
0.0002
Net increase from investment operations ............................
0.0001 0.0042 0.0123 0.0087 0.0035
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0042) (0.0123) (0.0087) (0.0033)
From net realized gain .......................................
— — (0.0000)
(c)
(0.0002) —
Total distributions ...........................................
(0.0001) (0.0042) (0.0123) (0.0089) (0.0033)
Net asset value, end of year ...................................
$ 1.0001 $ 1.0001 $ 1.0001 $ 1.0001 $ 1.0003
Total Return
(d)
0.01% 0.42% 1.23% 0.88% 0.35%
Based on net asset value ......................................
0.01% 0.42% 1.23% 0.88%
(e)
0.35%
Ratios to Average Net Assets
Total expenses .............................................
0.52% 0.51% 0.53% 0.54% 0.56%
Total expenses after fees waived and/or reimbursed ....................
0.07% 0.31% 0.45% 0.45% 0.45%
Net investment income .......................................
0.01% 0.40% 1.22% 0.87% 0.33%
Supplemental Data
Net assets, end of year (000) ....................................
$ 4,810 $ 3,176 $ 2,207 $ 1,893 $ 1,623
(a)
Amount is less than $0.00005 per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.00005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.

Financial Highlights
(For a share outstanding throughout each period)
2021
BlackRock Annual Report to Shareholders

See notes to financial statements.
California Money Fund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0000 $ 1.0002 $ 1.0002 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0051 0.0107 0.0101 0.0053
Net realized and unrealized gain (loss) ............................
0.0006 (0.0007) 0.0001 0.0002 0.0012
Net increase from investment operations ............................
0.0007 0.0044 0.0108 0.0103 0.0065
Distributions
(a)
– – – – –
From net investment income ..................................
(0.0001) (0.0046) (0.0108) (0.0101) (0.0054)
From net realized gain .......................................
(0.0000)
(b)
— — — (0.0011)
Total distributions ...........................................
(0.0001) (0.0046) (0.0108) (0.0101) (0.0065)
Net asset value, end of year ...................................
$ 1.0006 $ 1.0000 $ 1.0002 $ 1.0002 $ 1.00
Total Return
(c)
0.07% 0.44% 1.09% 1.03% 0.65%
Based on net asset value ......................................
0.07% 0.44% 1.09% 1.03% 0.65%
Ratios to Average Net Assets
Total expenses .............................................
0.45% 0.45% 0.47% 0.70% 0.74%
Total expenses after fees waived and/or reimbursed ....................
0.05% 0.18% 0.20% 0.20% 0.20%
Net investment income .......................................
0.01% 0.51% 1.07% 1.01% 0.53%
Supplemental Data
Net assets, end of year (000) ....................................
$ 207,157 $ 153,630 $ 397,288 $ 169,293 $ 30,459
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
Amount is greater than $(0.00005) per share.
(c)
Where applicable, assumes the reinvestment of distributions.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
See notes to financial statements.
New York Money Fund
Institutional
Year Ended October 31,
2021 2020 2019 2018 2017
Net asset value, beginning of year ..............................
$ 1.0000 $ 1.0000 $ 1.0000 $ 1.00 $ 1.00
Net investment income ......................................
0.0001 0.0062 0.0129 0.0113 0.0056
Net realized and unrealized gain (loss) ............................
(0.0000)
(a)
(0.0008) 0.0003 (0.0002) 0.0013
Net increase from investment operations ............................
0.0001 0.0054 0.0132 0.0111 0.0069
Distributions
(b)
– – – – –
From net investment income ..................................
(0.0001) (0.0054) (0.0132) (0.0111) (0.0056)
Return of capital ...........................................
— — — — (0.0013)
Total distributions ...........................................
(0.0001) (0.0054) (0.0132) (0.0111) (0.0069)
Net asset value, end of year ...................................
$ 1.0000 $ 1.0000 $ 1.0000 $ 1.0000 $ 1.00
Total Return
(c)
0.01% 0.54% 1.33% 1.12% 0.69%
Based on net asset value ......................................
0.01% 0.54% 1.33% 1.12% 0.69%
Ratios to Average Net Assets
Total expenses .............................................
0.53% 0.46% 0.56% 1.35% 1.00%
Total expenses after fees waived and/or reimbursed ....................
0.06% 0.18% 0.20% 0.20% 0.20%
Net investment income .......................................
0.01% 0.62% 1.29% 1.13% 0.56%
Supplemental Data
Net assets, end of year (000) ....................................
$ 59,800 $ 149,946 $ 243,502 $ 46,066 $ 16,908
(a)
Amount is greater than $(0.00005) per share.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.

Notes to Financial Statements
2021
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
(a)
California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the
1940 Act.
Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each share class is offered as follows:
For the year ended October 31, 2021, no Plus Shares or Cash Plus Shares were outstanding. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional
Shares are sold without a sales charge and only to certain eligible investors. Bancroft Capital Shares are sold without a sales charge and are only available to clients of
Bancroft Capital and its affiliates. Cabrera Capital Markets Shares are sold without a sales charge and are only available to clients of Cabrera Capital Markets and its affiliates.
Mischler Financial Group Shares are sold without a sales charge and are only available to clients of Mischler Financial Group, Inc. and its affiliates. Premier Shares are sold without a sales charge and are only available through financial intermediaries trading on the NSCC Fund/SERV trading platform. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund  each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act.
Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in a Fund's weekly liquid assets.
On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day such Fund accepts purchase orders and redemption requests at such intervals. Prior to the Funds’ adoption of the floating
NAV, their portfolio holdings were valued at amortized cost.
With respect to each of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the Board of Trustees of the Trust (the "Board") is permitted to impose a liquidity fee of up to 2% on the value of shares redeemed or temporarily restrict redemptions from each of TempCash, TempFund, MuniCash, California Money
Fund or New York Money Fund for up to 10 business days during a 90 day period, in the event that TempCash, TempFund, MuniCash, California Money Fund or New York
Money Fund’s weekly liquid assets fall below certain thresholds.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the "Manager") or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.
Effective February 26, 2021, TempCash, MuniCash, California Money Fund and New York Money Fund no longer accept purchase orders for Administration Shares.
TempCash, MuniCash, California Money Fund and New York Money Fund no longer accept purchase orders for Cash Management Shares and Cash Reserve Shares.
California Money Fund and New York Money Fund no longer accept purchase orders for Dollar Shares. BlackRock Liquid Federal Trust Fund and Treasury Trust Fund no
longer accept purchase orders for Premier Shares. T-Fund, California Money Fund and New York Money Fund no longer accept purchase orders for Private Client Shares.
TempFund, California Money Fund and New York Money Fund no longer accept purchase orders for Select Shares.
On May 11, 2021, the Board approved a change in the name of Federal Trust Fund, effective as of July 19, 2021, to BlackRock Liquid Federal Trust Fund.
Fund Name
Diversification
Classification
BlackRock Liquid Federal Trust Fund .......................................................................................
Diversified
FedFund ..........................................................................................................
Diversified
TempCash .........................................................................................................
Diversified
TempFund .........................................................................................................
Diversified
T-Fund ............................................................................................................
Diversified
Treasury Trust Fund ...................................................................................................
Diversified
MuniCash ..........................................................................................................
Diversified
California Money Fund .................................................................................................
Non-Diversified
(a)
New York Money Fund .................................................................................................
Non-Diversified
(a)
Fund Name Share Class
BlackRock Liquid Federal Trust Fund ................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Private Client and Select
FedFund ......................................
Institutional, Administration, Bancroft Capital, Cabrera Capital Markets, Capital, Cash Management, Cash Plus, Cash
Reserve, Dollar, Mischler Financial Group, Premier, Private Client and Select
TempCash ..................................... Institutional, Capital, Cash Plus, Dollar, Premier and Select
TempFund ..................................... Institutional, Administration, Cabrera Capital Markets , Capital, Cash Management, Cash Reserve, Dollar and Plus
T-Fund ........................................ Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Plus, Premier and Select
Treasury Trust Fund ............................... Institutional, Administration, Capital, Cash Management, Cash Reserve, Dollar, Private Client and Select
MuniCash ...................................... Institutional, Capital, Cash Plus, Dollar, Private Client and Select
California Money Fund ............................. Institutional, Capital, Cash Plus and Plus
New York Money Fund ............................. Institutional, Capital, Cash Plus and Plus

Notes to Financial Statements
(continued)

Notes to Financial Statements
On September 27, 2021, Premier Shares terminated as a share class of MuniCash, California Money Fund and New York Money Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that TempCash, TempFund, MuniCash, California Money Fund or New York Money
Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of a Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager , are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund):  The investments of TempCash, TempFund,
MuniCash, California Money Fund and New York Money Fund are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation
Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Funds' assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Investment Valuation Policies ( BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund ):  U.S. GAAP defines fair value as the price the
Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds' investments are

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global
Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Funds , along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, there were no joint trading accounts invested in repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-
owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory, administration and accounting services to the Funds.
Under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:
(a)
Based on the combined average net assets of BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)
Based on the average daily net assets of the Fund whose management fee is being calculated.
BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A
Calculation B
Management Fees are equal to calculation A plus calculation B
.175% of the first $1 billion
(a)
.175% of the first $1 billion
(b)
.150% of the next $1 billion
(a)
.150% of the next $1 billion
(b)
.125% of the next $1 billion
(a)
.125% of the next $1 billion
(b)
.100% of the next $1 billion
(a)
.100% of amounts in excess of $3 billion
(b)
.095% of the next $1 billion
(a)
.090% of the next $1 billion
(a)
.085% of the next $1 billion
(a)
.080% of amounts in excess of $7 billion
(a)

Notes to Financial Statements
(continued)

Notes to Financial Statements
With respect to TempCash and TempFund, the Manager entered into a sub-advisory agreement, effective February 26, 2021, with BlackRock International Limited (“BIL”)
(the "Sub-Adviser"), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of each Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with
BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan and the Private Client Shares Distribution Plan, the Trust may
pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Capital , Dollar, Cash
Management, Cash Reserve, Administration, Select and Private Client Share classes are currently paying fees to service organizations, which may include affiliates of the
Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:
(a)
Due to certain contractual and voluntary waivers, the above stated rates may be reduced.
For the year ended October 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based
TempCash and MuniCash
Management Fees ..........................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.185% of the next $1 billion
.180% of amounts in excess of $7 billion
TempFund
Management Fees ..........................................................
.350% of the first $1 billion
.300% of the next $1 billion
.250% of the next $1 billion
.200% of the next $1 billion
.195% of the next $1 billion
.190% of the next $1 billion
.180% of the next $1 billion
.175% of the next $1 billion
.170% of amounts in excess of $8 billion
California Money Fund and New York Money Fund
Management Fees ..........................................................
.375% of the first $1 billion
.350% of the next $1 billion
.325% of the next $1 billion
.300% of amounts in excess of $3 billion
Share Class
Service
Fees
(a)
Distribution
Fees
(a)
Administration .............................................................................................. 0.10% —%
Capital ................................................................................................... 0.05 —
Cash Management ........................................................................................... 0.50 —
Cash Reserve .............................................................................................. 0.40 —
Dollar .................................................................................................... 0.25 —
Private Client .............................................................................................. 0.50 0.35
Select ................................................................................................... 0.50 0.35
Fund Name Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund ........ $ 85,157 $ — $ 58,454 $ 622 $ 40,228 $ — $ — $ 184,461
FedFund ........................... 3,208,762 9,740,450 2,461,450 23,942,328 7,684,735 2,146 6,009,591 53,049,462
TempCash .......................... — — — — 45 — — 45
TempFund .......................... 10,278 883 2,856,427 39,277 268,591 8,787 — 3,184,243
T-Fund ............................. 518,446 11,090,324 4,620,919 2,038,544 2,556,240 — 431,183 21,255,656
Treasury Trust Fund .................... 526,997 915 235,461 440,011 2,528,787 — 4,254,779 7,986,950
MuniCash ........................... — — — — 11,124 — — 11,124

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended October 31, 2021 , the Funds  did not pay any amounts to affiliates in return for these services.
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of FedFund, T-Fund, BlackRock Liquid Federal Trust Fund and Treasury Trust Fund and 0.20% of the average daily net assets of MuniCash, California Money Fund and New
York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue these contractual expense limitations through February, 28, 2022, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund.
These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2021, the amounts waived were as follows:
The Manager has also voluntarily agreed to waive and/or reimburse a portion of its investment advisory fees to enable the Funds to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager. The Manager may discontinue the waiver and/or reimbursement at any time. For the year ended October 31, 2021, amounts waived and/or reimbursed were as follows:
In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 28, 2022 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares and Private Client Shares do not exceed 1.00% and 0.68% of the average daily net assets of the shares, respectively.
The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period. For the year ended October 31, 2021, the amounts waived and/or reimbursed were as follows:
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 2,725,146
FedFund ................................................................................................................ 34,358,365
TempCash ............................................................................................................... 5,102,532
TempFund ............................................................................................................... 5,046,943
T-Fund .................................................................................................................. 22,870,005
Treasury Trust Fund ......................................................................................................... 15,235,380
MuniCash ................................................................................................................ 3,731,080
California Money Fund ....................................................................................................... 638,815
New York Money Fund ....................................................................................................... 442,810
BlackRock Liquid Federal Trust Fund ............................................................................................. $ 3,749,503
FedFund ................................................................................................................ 159,930,637
TempCash ............................................................................................................... 1,074,839
TempFund ............................................................................................................... 1,962,443
T-Fund .................................................................................................................. 109,111,249
Treasury Trust Fund ......................................................................................................... 93,497,343
MuniCash ................................................................................................................ 7,217,626
California Money Fund ....................................................................................................... 388,885
New York Money Fund ....................................................................................................... 183,324
Service and Distribution Fees Waived Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund ................... $ 622 $ — $ — $ — $ 622
FedFund ...................................... — — 859 140,976 141,835
TempFund ..................................... 563 304 3,618 — 4,485
T-Fund ........................................ — — — 10,119 10,119
Treasury Trust Fund ............................... — 5,805 — 99,763 105,568

Notes to Financial Statements
(continued)

Notes to Financial Statements
With respect to each Fund, the Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees, and/or reimburse operating expenses to enable the
Funds’ share classes to maintain minimum levels of net investment income. These amounts are reported in the Statements of Operations as fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver and/or reimbursement at any time.
For the year ended October 31, 2021, the amounts waived and/or reimbursed were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended October 31, 2021, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the T rust's Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2021 , the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
6. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:
Service and Distribution Fees Waived Administration Capital
Cash
Management Cash Reserve Dollar Private Client Select Total
BlackRock Liquid Federal Trust Fund .. $ 85,158 $ — $ 58,454 $ — $ 40,227 $ — $ — $ 183,8 39
FedFund ..................... 3,208,762 9,740,45 0 $ 2,461,450 23,942,32 8 7,684,735 1,287 5,868,61 5 52,907,62 7
TempCash .................... — — — — 39 — — 39
TempFund .................... 8,243 403 2,706,6 89 36,916 246,464 4,902 — 3,003,617
T-Fund ....................... 516,767 11,032,793 4,617,204 2,038,340 2,553,509 — 420,946 21,179,559
Treasury Trust Fund .............. 526,997 915 235,461 440,011 2,522,982 — 4,155,016 7,881,382
MuniCash ..................... — — — — 11,124 — — 11,124
Fund Name Purchases  Sales
Net Realized
Gain (Loss)
FedFund ........................................................................ $ — $ 2,429,926,753 $ 53,565
TempCash ....................................................................... 10,586,144 — —
TempFund ....................................................................... 10,245,854 — —
T-Fund .......................................................................... — 1,719,948,629 38,269
Treasury Trust Fund ................................................................. 4,149,875,382 — —
MuniCash ........................................................................ 1,689,573,129 713,559,229 —
California Money Fund ............................................................... 341,250,485 391,677,058 —
New York Money Fund ............................................................... 76,915,463 232,854,506 —
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
FedFund ................................................................................ $ ( 106 , 146 ) $ 106 , 146

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

The tax character of distributions paid was as follows:
As of October 31, 2021, the tax components of accumulated earnings (loss) were as follows:
During the year ended October 31, 2021, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name
Year Ended
10/31/21
Year Ended
10/31/20
BlackRock Liquid Federal Trust Fund
Ordinary income ........................................................................................... $ 876,941 $ 23,593,524
FedFund
Ordinary income ...........................................................................................
$ 44,893,051 $ 770,411,739
Long-term capital gains ......................................................................................
439,274 —
$ 45,332,325 $ 770,411,739
TempCash
Ordinary income ...........................................................................................
$ 4 , 414 , 218 $ 87,881,223
TempFund
Ordinary income ...........................................................................................
$ 5,498,306 $ 88,442,315
T-Fund
Ordinary income ...........................................................................................
$ 18,202,797 $ 489,301,078
Long-term capital gains ......................................................................................
— 155,633
$ 18,202,797 $ 489,456,711
Treasury Trust Fund
Ordinary income ...........................................................................................
$ 9,449,702 $ 277,043,103
Long-term capital gains ......................................................................................
— 1,527
$ 9,449,702 $ 277,044,630
MuniCash
Tax-exempt income
(a)
........................................................................................
$ 451,851 $ 30,658,438
California Money Fund
Tax-exempt income
(a)
........................................................................................
$ 19,235 $ 1,600,175
Ordinary income ...........................................................................................
4,410 —
$ 23,645 $ 1,600,175
New York Money Fund
Tax-exempt income
(a)
........................................................................................
$ 10,632 $ 1,540,079
(a)
The Funds designate these amounts paid during the fiscal year ended October 31, 2021, as exempt-interest dividends.
Fund Name
Undistributed Tax-
Exempt Income
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock Liquid Federal Trust Fund ..................
$ — $ 234,645 $ — $ — $ (509) $ 234,136
FedFund .....................................
— 1,960,672 — — (2) 1,960,670
TempCash ....................................
— 476 — (1,171,601) 181,096 (990,029)
TempFund ....................................
— 179,289 — (710,792) 309,244 (222,259)
T-Fund .......................................
— 1,359,816 — — (1) 1,359,815
Treasury Trust Fund ..............................
— 983,098 95,163 — (33,228) 1,045,033
MuniCash .....................................
— 198,533 30,675 — (61,135) 168,073
California Money Fund ............................
34 8 168,937 — — (1,159) 168,126
New York Money Fund ............................
— — — — (1,238) (1,238)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales.
Fund Name Amounts Utilized
TempCash ......................................................................................................... $ 54,111
TempFund ......................................................................................................... 104,311
MuniCash .......................................................................................................... 8,921

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of October 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
For TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund, the cost for U.S. federal income tax purposes is the same as book cost.
7.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer's ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund's investments. The duration of this pandemic and its effects cannot be determined with certainty.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments.
MuniCash, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states.
When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund's portfolio. Investment percentages in specific states or U.S.
territories are presented in the Schedules of Investments.
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Liquid Federal Trust Fund .................................... $ 5,099,546,689 $ – $ (509) $ (509)
FedFund ....................................................... 166,442,824,490 – (2) (2)
T-Fund ........................................................ 117,514,697,807 – (1) (1)
Treasury Trust Fund ............................................... 98,076,214,527 – (33,228) (33,228)

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition.
The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
8. CAPITAL SHARE TRANSACTIONS
The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for BlackRock Liquid Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
Transactions in capital shares for each class were as follows:
d
Fund Name/Share Class
Year Ended
10/31/21 10/31/20
BlackRock Liquid Federal Trust Fund
Institutional
Shares sold 22,952,490,345 21,076,697,710
Shares issued in reinvestment of distributions ...................................................... 286,671 5,110,658
Shares redeemed
(22,527,439,404) (20,036,629,208)
425,337,612 1,045,179,160
Administration
Shares sold 67,460,757 129,237,814
Shares issued in reinvestment of distributions ...................................................... 15,249 468,577
Shares redeemed
(58,595,418) (131,764,321)
8,880,588 (2,057,930)
Cash Management
Shares sold 3,898,412 26,815,218
Shares issued in reinvestment of distributions ...................................................... 173 3
Shares redeemed
(4,515,445) (27,845,973)
(616,860) (1,030,752)
Cash Reserve
Shares sold 1,489 40,756
Shares issued in reinvestment of distributions ...................................................... 33 1,904
Shares redeemed
(418,627) (138)
(417,105) 42,522
Dollar
Shares sold 32,429,851 56,638,126
Shares issued in reinvestment of distributions ...................................................... 1,394 9,843
Shares redeemed
(52,297,456) (36,956,122)
(19,866,211) 19,691,847
Premier
Shares redeemed
(36,500)
(a)
—
(36,500) —
413,281,524 1,061,824,847
FedFund
Institutional
Shares sold 1,324,295,784,382 1,130,219,642,439
Shares issued in reinvestment of distributions ...................................................... 15,733,295 289,706,012
Shares redeemed
(1,337,925,350,332) (1,082,540,565,006)
(13,613,832,655) 47,968,783,445
Administration
Shares sold 6,941,246,471 8,606,564,742
Shares issued in reinvestment of distributions ...................................................... 54,192 1,968,351
Shares redeemed
(6,897,940,353) (8,501,448,442)
43,360,310 107,084,651

Notes to Financial Statements
(continued)

Notes to Financial Statements
d
Fund Name/Share Class
Year Ended
10/31/21 10/31/20
Capital
Shares sold 31,235,222,164 16,299,159,211
Shares issued in reinvestment of distributions ...................................................... 5,096,642 49,232,126
Shares redeemed
(16,763,866,701) (13,180,787,391)
14,476,452,105 3,167,603,946
Cash Management
Shares sold 891,616,538 836,111,050
Shares issued in reinvestment of distributions ...................................................... 91,413 1,030,206
Shares redeemed
(741,978,907) (773,865,367)
149,729,044 63,275,889
Cash Reserve
Shares sold 58,905,515,789 48,735,245,740
Shares issued in reinvestment of distributions ...................................................... 164,640 14
Shares redeemed
(58,466,598,112) (48,562,796,439)
439,082,317 172,449,315
Dollar
Shares sold 11,629,362,307 11,131,375,296
Shares issued in reinvestment of distributions ...................................................... 100,606 1,088,813
Shares redeemed
(11,757,394,720) (10,447,866,469)
(127,931,807) 684,597,640
Mischler Financial Group Shares
(b)
Shares sold 9,154,639,081 —
Shares issued in reinvestment of distributions ...................................................... 74,932 —
Shares redeemed
(7,518,302,005) —
1,636,412,008 —
Premier
Shares sold 28,279,649 —
Shares issued in reinvestment of distributions ...................................................... 2,201 —
Shares redeemed
(9,426,732) —
18,855,118 —
Private Client
Shares sold 17 48,953
Shares issued in reinvestment of distributions ...................................................... 67 950
Shares redeemed
(243) (27,273)
(159) 22,630
Select
Shares sold 1,986,654,560 1,032,175,203
Shares issued in reinvestment of distributions ...................................................... 184,141 638,188
Shares redeemed
(1,561,290,344) (987,245,412)
425,548,357 45,567,979
3,447,674,638 52,209,385,495
T-Fund
Institutional
Shares sold 951,132,194,011 744,918,222,101
Shares issued in reinvestment of distributions ...................................................... 4,494,399 124,819,487
Shares redeemed
(948,363,343,211) (721,894,332,156)
2,773,345,199 23,148,709,432
Administration
Shares sold 610,557,919 500,364,405
Shares issued in reinvestment of distributions ...................................................... 1,646 45,935
Shares redeemed
(595,778,061) (744,508,236)
14,781,504 (244,097,896)
Capital
Shares sold 41,895,478,847 23,188,450,714
Shares issued in reinvestment of distributions ...................................................... 3,086,498 58,140,198
Shares redeemed
(30,435,855,017) (17,752,714,576)
11,462,710,328 5,493,876,336
Cash Management
Shares sold 3,178,082,970 3,118,108,344
Shares issued in reinvestment of distributions ...................................................... 99,816 2,319,312
Shares redeemed
(3,362,181,204) (3,146,612,028)
(183,998,418) (26,184,372)

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

d
Fund Name/Share Class
Year Ended
10/31/21 10/31/20
Cash Reserve
Shares sold 6,902,105,373 2,265,489,884
Shares issued in reinvestment of distributions ...................................................... 55,646 193,103
Shares redeemed
(6,476,751,799) (2,332,436,703)
425,409,220 (66,753,716)
Dollar
Shares sold 7,333,179,590 6,544,536,834
Shares issued in reinvestment of distributions ...................................................... 65,810 1,347,383
Shares redeemed
(7,002,991,243) (6,670,185,748)
330,254,157 (124,301,531)
Premier
Shares sold 29,996,944 —
Shares issued in reinvestment of distributions ...................................................... 1,269 —
Shares redeemed
(17,076,849) —
12,921,364 —
Select
Shares sold 206,182,657 138,864,129
Shares issued in reinvestment of distributions ...................................................... 7,954 36,791
Shares redeemed
(198,833,495) (123,228,363)
7,357,116 15,672,557
14,842,780,470 28,196,920,810
Treasury Trust Fund
Institutional
Shares sold 207,617,878,152 189,405,855,943
Shares issued in reinvestment of distributions ...................................................... 3,575,578 56,945,929
Shares redeemed
(165,416,350,596) (171,791,186,105)
42,205,103,134 17,671,615,767
Administration
Shares sold 1,679,147,710 1,479,240,375
Shares issued in reinvestment of distributions ...................................................... 43,111 1,527,137
Shares redeemed
(1,479,824,880) (1,546,612,399)
199,365,941 (65,844,887)
Capital
Shares sold 9,527,611 250,001
(c)
Shares issued in reinvestment of distributions ...................................................... 137 —
Shares redeemed
(6,478,325) —
3,049,423 250,001
Cash Management
Shares sold 72,355,001 134,302,699
Shares issued in reinvestment of distributions ...................................................... 367 11,613
Shares redeemed
(92,493,341) (117,705,993)
(20,137,973) 16,608,319
Cash Reserve
Shares sold 472,719,070 603,230,416
Shares issued in reinvestment of distributions ...................................................... 140 58,687
Shares redeemed
(478,688,800) (574,340,084)
(5,969,590) 28,949,019
Dollar
Shares sold 3,253,418,897 5,007,927,072
Shares issued in reinvestment of distributions ...................................................... 11,753 580,592
Shares redeemed
(3,156,769,508) (5,046,584,988)
96,661,142 (38,077,324)
Premier
Shares redeemed
(36,500)
(a)
—
(36,500) —
Select
Shares sold 1,846,534,070 358,700,062
Shares issued in reinvestment of distributions ...................................................... 58,599 137,163
Shares redeemed
(1,289,563,232) (293,459,746)
557,029,437 65,377,479
43,035,065,014 17,678,878,374

Notes to Financial Statements
(continued)

Notes to Financial Statements
Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:
d
Year Ended
10/31/21
Year Ended
10/31/20
Fund Name/Share Class
Shares Amount Shares Amount
TempCash
Institutional
Shares sold .............................................
5,576,672,623 $ 5,580,908,907 19,367,271,033 $ 19,384,322,931
Shares issued in reinvestment of distributions ........................
628,328 628,794 4,953,207 4,957,181
Shares redeemed .........................................
(10,422,235,136) (10,429,986,107) (18,773,353,580) (18,786,003,498)
(4,844,934,185) $ (4,848,448,406) 598,870,660 $ 603,276,614
Dollar
Shares sold .............................................
— $ — 1 $ —
Shares issued in reinvestment of distributions ........................
3 3 112 112
3 $ 3 113 $ 112
(4,844,934,182) $ (4,848,448,403) 598,870,773 $ 603,276,726
TempFund
Institutional
Shares sold .............................................
41,481,261,180 $ 41,504,489,347 63,558,661,568 $ 63,603,396,011
Shares issued in reinvestment of distributions ........................
3,843,500 3,845,697 52,164,968 52,196,080
Shares redeemed .........................................
(44,485,629,729) (44,510,328,479) (63,294,006,472) (63,334,527,532)
(3,000,525,049) $ (3,001,993,435) 316,820,064 $ 321,064,559
Administration
Shares sold .............................................
6,425,357 $ 6,429,233 158,009,523 $ 158,115,798
Shares issued in reinvestment of distributions ........................
3,267 3,269 171,186 171,309
Shares redeemed .........................................
(5,372,925) (5,376,118) (190,852,331) (191,013,635)
1,055,699 $ 1,056,384 (32,671,622) $ (32,726,528)
Capital
Shares sold .............................................
499,772 $ 500,138 5,833,918
(d)
$ 5,839,215
(d)
Shares issued in reinvestment of distributions ........................
617 617 442
(d)
442
(d)
Shares redeemed .........................................
(2,572,561) (2,574,174) (2,614,040)
(d)
(2,616,295)
(d)
(2,072,172) $ (2,073,419) 3,220,320 $ 3,223,362
Cash Management
Shares sold .............................................
220,153,830 $ 220,272,953 207,090,363 $ 207,228,502
Shares issued in reinvestment of distributions ........................
150,083 150,166 2,994,154 2,995,688
Shares redeemed .........................................
(199,683,507) (199,794,496) (258,592,747) (258,791,059)
20,620,406 $ 20,628,623 (48,508,230) $ (48,566,869)
Cash Reserve
Shares sold .............................................
30,861,648 $ 30,878,367 6,775,904 $ 6,780,743
Shares issued in reinvestment of distributions ........................
2,666 2,668 30,486 30,503
Shares redeemed .........................................
(22,175,856) (22,187,675) (5,560,790) (5,565,003)
8,688,458 $ 8,693,360 1,245,600 $ 1,246,243
Dollar
Shares sold .............................................
96,224,682 $ 96,277,023 113,538,773 $ 113,631,275
Shares issued in reinvestment of distributions ........................
25,774 25,789 505,136 505,429
Shares redeemed .........................................
(95,722,269) (95,774,754) (87,112,667) (87,171,880)
528,187 $ 528,058 26,931,242 $ 26,964,824
Private Client
Shares sold .............................................
178,018 $ 178,107 31,607,652 $ 31,602,734
Shares issued in reinvestment of distributions ........................
258 258 12,653 12,661
Shares redeemed .........................................
(89,578) (89,637) (31,742,848) (31,772,528)
88,698 $ 88,728 (122,543) $ (157,133)
(2,971,615,773) $ (2,973,071,701) 266,914,831 $ 271,048,458
MuniCash
Institutional
Shares sold .............................................
39,071,598,364 $ 39,078,855,628 41,440,031,637 $ 41,446,367,361
Shares issued in reinvestment of distributions ........................
275,285 275,333 12,236,952 12,238,616
Shares redeemed .........................................
(38,863,685,618) (38,870,906,629) (41,474,660,028) (41,480,920,423)
208,188,031 $ 208,224,332 (22,391,439) $ (22,314,446)

Notes to Financial Statements
(continued)
2021
BlackRock Annual Report to Shareholders

(a)
There were no Premier Shares outstanding for the year ended October 31, 2021.
(b)
Period January 22, 2021 (commencement of operations) to October 31, 2021 for Mischler Financial Group Shares.
(c)
Period October 22, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
(d)
Period July 07, 2020 (recommencement of operations) to October 31, 2020 for Capital Shares.
As of October 31 , 2021 , BlackRock Financial Management, Inc., an affiliate of the Funds, owned 36,478 Premier Shares of TempCash .
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
10/31/21
Year Ended
10/31/20
Fund Name/Share Class
Shares Amount Shares Amount
Dollar
Shares sold .............................................
9,254,627 $ 9,256,175 3,018,218 $ 3,018,731
Shares issued in reinvestment of distributions ........................
273 273 10,532 10,533
Shares redeemed .........................................
(7,620,980) (7,622,193) (2,060,196) (2,060,562)
1,633,920 $ 1,634,255 968,554 $ 968,702
Premier
  Shares redeemed ..........................................
(36,493)
(a)
$ (36,500)
(a)
— $ —
(36,493) $ (36,500) — $ —
209,785,458 $ 209,822,087 (21,422,885) $ (21,345,744)
California Money Fund
Institutional
Shares sold .............................................
2,130,721,169 $ 2,131,690,158 3,336,333,399 $ 3,336,763,012
Shares issued in reinvestment of distributions ........................
19,576 19,583 1,291,015 1,291,144
Shares redeemed .........................................
(2,077,326,017) (2,078,344,583) (3,581,208,580) (3,581,717,421)
53,414,728 $ 53,365,158 (243,584,166) $ (243,663,265)
Premier
  Shares redeemed ..........................................
(36,492)
(a)
$ (36,511)
(a)
— $ —
(36,492) $ (36,511) — $ —
53,378,236 $ 53,328,647 (243,584,166) $ (243,663,265)
New York Money Fund
Institutional
Shares sold .............................................
710,686,175 $ 710,686,175 1,349,794,100 $ 1,349,797,466
Shares issued in reinvestment of distributions ........................
6,088 6,088 535,501 535,502
Shares redeemed .........................................
(800,833,602) (800,833,602) (1,443,890,179) (1,443,892,052)
(90,141,339) $ (90,141,339) (93,560,578) $ (93,559,084)
Premier
  Shares redeemed ..........................................
(36,500)
(a)
$ (36,500)
(a)
— $ —
(36,500) $ (36,500) — $ —
(90,177,839) $ (90,177,839) (93,560,578) $ (93,559,084)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Liquid Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund, and New
York Money Fund and the Board of Trustees of BlackRock Liquidity Funds:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Liquid Federal Trust Fund (formerly, Federal Trust Fund), FedFund, TempCash,
TempFund, T-Fund, Treasury Trust Fund, MuniCash, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
December 21, 2021
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (unaudited)
2021
BlackRock Annual Report to Shareholders

The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate of not greater than 20% for the fiscal year ended October 31, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
October 31, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended October 31, 2021:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended October 31, 2021:
Fund Name
20% Rate Long-Term
Capital Gain Dividends
FedFund ........................................................................................................ $ 439,274
Fund Name Federal Obligation Interest
BlackRock Liquid Federal Trust Fund ..................................................................................... $ 197,183
FedFund ........................................................................................................ 19,946,016
TempCash ....................................................................................................... 99,523
TempFund ....................................................................................................... 111,286
T-Fund .......................................................................................................... 4,968,360
Treasury Trust Fund ................................................................................................. 4,831,909
Fund Name Interest Dividends
BlackRock Liquid Federal Trust Fund ..................................................................................... $ 197,183
FedFund ........................................................................................................ 27,353,818
TempCash ....................................................................................................... 4 , 106 , 417
TempFund ....................................................................................................... 4,390,808
T-Fund .......................................................................................................... 6 , 527 , 325
Treasury Trust Fund ................................................................................................. 5,054,524
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
BlackRock Liquid Federal Trust Fund ................................................................. $ 197,183 $ 679 , 758
FedFund .................................................................................... 27,353,818 17 , 539 , 233
TempCash ................................................................................... 2,370,486 —
TempFund ................................................................................... 2,473,551 —
T-Fund ...................................................................................... 6,527,325 11,675,472
Treasury Trust Fund ............................................................................. 5,054,524 4,395,178
California Money Fund ........................................................................... — 4,410

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met on April 7, 2021
(the “April Meeting”) and May 10-12, 2021 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of each series of the Trust (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor.
The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited
(the “Sub-Advisor”) with respect to TempFund and TempCash. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the
Sub-Advisory Agreement are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board members whom are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed
BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each typically extending for two days, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had a fifth one-
day meeting to consider specific information surrounding the renewal of the Agreements. In particular, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services.
Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Trust’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April
Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information.
BlackRock responded to these questions and requests with additional written information in advance of the May Meeting.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The members of the Board gave attention to all of the information that was furnished, and each
Board Member placed varying degrees of importance on the various pieces of information that were provided to them. The Board evaluated the information available to it on a fund by fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans, including in light of the ongoing COVID-19 pandemic.
B. The Investment Performance of the Funds and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting.
In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2020, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance
Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board reviewed each Fund’s performance within the context of the low yield environment. In addition to reviewing the Fund’s performance and current yield, it also reviews the liquidity, duration, credit quality and other risk factors of each Fund’s portfolio.
The Board noted that for each of the one- and three-year periods reported, BlackRock Liquid Federal Trust Fund outperformed its Benchmark Weighted Average.
The Board noted that for the one- and three-year periods reported, each of FedFund and Treasury Trust Fund outperformed and underperformed, respectively, its
Benchmark Weighted Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark Weighted Average during the applicable period.
The Board noted that for each of the one- and three-year periods reported, each of California Money Fund, MuniCash, New York Money Fund, TempCash,
TempFund and T-Fund underperformed its Benchmark Weighted Average. The Board and BlackRock reviewed each Fund’s underperformance relative to its Benchmark
Weighted Average during the applicable periods.
The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered the services provided and the fees charged by
BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2020 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board reviewed the expenses of each Fund within the context of the low yield environment, and any consequent expense waivers and reimbursements necessary to maintain minimum levels of daily net investment income, as applicable.
The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that BlackRock Liquid Federal Trust Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers.
The Board noted that FedFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that New York Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that T-Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that California Money Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers.
The Board noted that each of TempFund’s and TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Fund’s Expense Peers.
The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile relative to the Fund’s Expense Peers.
With respect to TempFund, California Money Fund, New York Money Fund, TempCash and MuniCash, the Board noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent Fund increases above certain contractually specified levels. The Board noted that if the size of the pertinent Fund were to decrease, the Fund could lose the benefit of one or more breakpoints.
With respect to Treasury Trust Fund, FedFund, T-Fund and BlackRock Liquid Federal Trust Fund, the Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the aggregate assets of the four Funds increase above certain contractually specified levels. The
Board noted that if the size of the Treasury Trust Fund, FedFund, T-Fund or BlackRock Liquid Federal Trust Fund were to decrease, the Funds could lose the benefit of one or more breakpoints.
The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the pertinent Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2021
BlackRock Annual Report to Shareholders

the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies of scale in a variety of ways and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2022, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to TempFund and TempCash, for a one-year term ending June 30, 2022. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the
Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

Trustee and Officer Information

Trustee and Officer Information
Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Mark Stalnecker
1951
Chair of the Board
(Since 2019)
and Trustee
(Since 2015)
Chief Investment Officer, University of Delaware from 1999
to 2013; Trustee and Chair of the Finance and Investment
Committees, Winterthur Museum and Country Estate from
2005 to 2016; Member of the Investment Committee, Delaware
Public Employees’ Retirement System since 2002; Member of
the Investment Committee, Christiana Care Health System from
2009 to 2017; Member of the Investment Committee, Delaware
Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.
30 RICs consisting of 157 Portfolios None
Bruce R. Bond
1946
Trustee
(Since 2019)
Board Member, Amsphere Limited (software) since 2018;
Trustee and Member of the Governance Committee, State Street
Research Mutual Funds from 1997 to 2005; Board Member of
Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.
30 RICs consisting of 157 Portfolios None
Susan J. Carter
1956
Trustee
(Since 2016)
Director, Pacific Pension Institute from 2014 to 2018; Advisory
Board Member, Center for Private Equity and Entrepreneurship
at Tuck School of Business since 1997; Senior Advisor,
Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015;
Chief Executive Officer, CCI from 2013 to 2014; President
& Chief Executive Officer, CCI from 1997 to 2013; Advisory
Board Member, Girls Who Invest from 2015 to 2018 and Board
Member thereof since 2018; Advisory Board Member, Bridges
Fund Management since 2016; Trustee, Financial Accounting
Foundation since 2017; Practitioner Advisory Board Member,
Private Capital Research Institute ("PCRI") since 2017; Lecturer in the Practice of Management, Yale School of Management
since 2019; Advisor to Finance Committee, Altman Foundation
since 2020.
30 RICs consisting of 157 Portfolios None
Collette Chilton
1958
Trustee
(Since 2015)
Chief Investment Officer, Williams College since 2006; Chief
Investment Officer, Lucent Asset Management Corporation from
1998 to 2006; Director, Boys and Girls Club of Boston since
2017; Director, B1 Capital since 2018; Director, David and Lucile
Packard Foundation since 2020.
30 RICs consisting of 157 Portfolios None
Neil A. Cotty
1954
Trustee
(Since 2016)
Bank of America Corporation from 1996 to 2015, serving
in various senior finance leadership roles, including Chief
Accounting Officer from 2009 to 2015, Chief Financial Officer of
Global Banking, Markets and Wealth Management from 2008
to 2009, Chief Accounting Officer from 2004 to 2008, Chief
Financial Officer of Consumer Bank from 2003 to 2004, Chief
Financial Officer of Global Corporate Investment Bank from 1999 to 2002.
30 RICs consisting of 157 Portfolios None
Lena G. Goldberg
1949
Trustee
(Since 2019)
Director, Charles Stark Draper Laboratory, Inc. since 2013;
Senior Lecturer, Harvard Business School, from 2008 to 2021;
FMR LLC/Fidelity Investments (financial services) from 1996 to
2008, serving in various senior roles including Executive Vice
President - Strategic Corporate Initiatives and Executive Vice
President and General Counsel; Partner, Sullivan & Worcester
LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.
30 RICs consisting of 157 Portfolios None
Henry R. Keizer
1956
Trustee
(Since 2019)
Director, Park Indemnity Ltd. (captive insurer) since 2010;
Director, MUFG Americas Holdings Corporation and MUFG Union
Bank, N.A. (financial and bank holding company) from 2014 to
2016; Director, American Institute of Certified Public Accountants
from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG
International in 2012, Deputy Chairman and Chief Operating
Officer thereof from 2010 to 2012 and U.S. Vice Chairman of
Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI
(consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.
30 RICs consisting of 157 Portfolios Hertz Global Holdings
(car rental); Sealed
Air Corp. (packaging);
GrafTech International Ltd.
(materials manufacturing);
Montpelier Re Holdings,
Ltd. (publicly held property
and casualty reinsurance)
from 2013 to 2015;
WABCO (commercial
vehicle safety systems)
from 2015 to 2020

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Cynthia A. Montgomery
1952
Trustee
(Since 2007)
Professor, Harvard Business School since 1989. 30 RICs consisting of 157 Portfolios Newell Rubbermaid, Inc.
(manufacturing) from 1995
to 2016
Donald C. Opatrny
1952
Trustee
(Since 2019)
Trustee, Vice Chair, Member of the Executive Committee and
Chair of the Investment Committee, Cornell University from
2004 to 2019; President, Trustee and Member of the Investment
Committee, The Aldrich Contemporary Art Museum from 2007
to 2014; Member of the Board and Investment Committee,
University School from 2007 to 2018; Member of the Investment
Committee, Mellon Foundation from 2009 to 2015; Trustee,
Artstor (a Mellon Foundation affiliate) from 2010 to 2015;
President and Trustee, the Center for the Arts, Jackson Hole
from 2011 to 2018; Director, Athena Capital Advisors LLC
(investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson
Hole since 2014; Member of Affordable Housing Supply Board
of Jackson, Wyoming since 2017; Member, Investment Funds
Committee, State of Wyoming since 2017; Trustee, Phoenix Art
Museum since 2018; Trustee, Arizona Community Foundation
and Member of Investment Committee since 2020.
30 RICs consisting of 157 Portfolios None
Joseph P. Platt
1947
Trustee
(Since 2007)
General Partner, Thorn Partners, LP (private investments) since
1998; Director, WQED Multi-Media (public broadcasting not-for-
profit) since 2001; Chair, Basic Health International (non-profit)
since 2015.
30 RICs consisting of 157 Portfolios Greenlight Capital Re, Ltd.
(reinsurance company);
Consol Energy Inc.
Kenneth L. Urish
1951
Trustee
(Since 2007)
Managing Partner, Urish Popeck & Co., LLC (certified public
accountants and consultants) since 1976; Past-Chairman of
the Professional Ethics Committee of the Pennsylvania Institute
of Certified Public Accountants and Committee Member
thereof since 2007; Member of External Advisory Board, The
Pennsylvania State University Accounting Department since
founding in 2001; Principal, UP Strategic Wealth Investment
Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic
Publishing Associates from 2003 to 2008; Director, Inter-Tel from
2006 to 2007; Member, Advisory Board, ESG Competent Boards
since 2020.
30 RICs consisting of 157 Portfolios None
Claire A. Walton
1957
Trustee
(Since 2016)
Chief Operating Officer and Chief Financial Officer of Liberty
Square Asset Management, LP from 1998 to 2015; General
Partner of Neon Liberty Capital Management, LLC since 2003;
Director, Boston Hedge Fund Group from 2009 to 2018; Director,
Woodstock Ski Runners since 2013; Director, Massachusetts
Council on Economic Education from 2013 to 2015.
30 RICs consisting of 157 Portfolios None
Independent Trustees
(a)
(continued)

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(d)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of
Independent Trustees on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. ("MLIM") and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock
Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other
BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena
G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.
(d)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Fixed-Income Complex.
(e)
Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past Five Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past Five
Years
Robert Fairbairn
1965
Trustee
(Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
104 RICs consisting of 260 Portfolios None
John M. Perlowski
(e)
1964
Trustee
(Since 2015);
President
(2018)
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
106 RICs consisting of 262 Portfolios None

Trustee and Officer Information
(continued)
2021
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past Five Years
Thomas Callahan
1968
Vice President
(Since 2016)
Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments,
LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash
Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy
Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive
Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Neal J. Andrews retired as the Chief Financial Officer effective December 31, 2020, and Trent Walker was elected as the Chief Financial Officer effective January 1, 2021.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC each month on Forms N-MFP. The Funds’ reports on Forms N-MFP are available on the SEC’s website at sec.gov . Each Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7450 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2021
BlackRock Annual Report to Shareholders

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
(a)
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For TempCash and TempFund.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbre viation
USD United States Dollar
Portfolio Abbreviation
AMT Alternative Minimum Tax
BAN Bond Anticipation Notes
COP Certificates of Participation
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
LIQ Liquidity Agreement
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TAN Tax Anticipation Notes
VRDN Variable Rate Demand Notes
VRDP Variable Rate Demand Preferred

Notice to Shareholders
The following applies to TempCash , TempFund , MuniCash , California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.
The following applies to BlackRock Liquid Federal Trust Fund, FedFund , T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

Want to know more?
blackrock.com | 800-441-7450
Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted.
For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
BRLF-10/21-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$26,967	$27,744	$210	$0	$10,500	$10,500	$0	$0
BlackRock Liquid Federal Trust Fund (Formerly Federal Trust Fund)	$25,704	$24,480	$0	$4,000	$9,500	$9,800	$0	$0
FedFund	$31,108	$30,804	$4,210	$0	$9,500	$9,500	$0	$0
MuniCash	$26,967	$27,744	$210	$0	$10,500	$10,500	$0	$0
New York Money Fund	$26,967	$27,744	$210	$0	$10,500	$10,500	$0	$0
TempCash	$26,967	$27,744	$210	$0	$9,500	$9,500	$0	$0
TempFund	$25,755	$26,520	$210	$0	$9,500	$9,500	$0	$0
T-Fund	$29,896	$30,804	$210	$0	$9,500	$9,500	$0	$0
Treasury Trust Fund	$24,947	$25,704	$210	$0	$9,500	$9,500	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,032,000	1,984,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,032,000 and 1,984,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,710	$10,500
BlackRock Liquid Federal Trust Fund (Formerly Federal Trust Fund)	$9,710	$9,500
FedFund	$13,710	$9,500
MuniCash	$10,710	$10,500
New York Money Fund	$10,710	$10,500
TempCash	$9,710	$9,500
TempFund	$9,710	$9,500
T-Fund	$9,710	$9,500
Treasury Trust Fund	$9,710	$9,500

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,032,000	1,984,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached
              section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: January 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Liquidity Funds

Date: January 4, 2022

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: January 4, 2022